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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06175

Eclipse Funds Inc.

 (Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive office)       (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2009 is filed herewith.

MainStay 130/30 Core Fund

Portfolio of Investments ††† January 31, 2009 unaudited
	Shares	Value
Common Stocks 128.9%†
Aerospace & Defense 2.8%
Boeing Co. (The) (a)	2,806	$118,722
General Dynamics Corp.	8,061	457,301
Honeywell International, Inc. (a)	28,270	927,539
Lockheed Martin Corp.	2,262	185,574
Northrop Grumman Corp. (a)	18,032	867,700
Precision Castparts Corp.	1,297	84,240
Raytheon Co.	2,604	131,814
United Technologies Corp. (a)	6,601	316,782
		3,089,672
Air Freight & Logistics 0.6%
FedEx Corp. (a)	13,692	697,471

Airlines 0.4%
AMR Corp. (b)	6,825	40,541
Copa Holdings S.A.	817	21,438
Southwest Airlines Co. (a)	54,347	382,059
		444,038
Auto Components 0.3%
Autoliv, Inc.	1,310	24,091
BorgWarner, Inc.	7,063	119,223
Gentex Corp.	3,898	32,704
WABCO Holdings, Inc.	12,991	194,216
		370,234
Beverages 1.5%
Coca-Cola Co. (The) (a)	17,860	762,979
Coca-Cola Enterprises, Inc.	8,148	91,502
Constellation Brands, Inc. Class A (b)	10,517	152,707
Pepsi Bottling Group, Inc. (The) (a)	10,423	201,060
PepsiCo, Inc. (a)	10,346	519,679
		1,727,927
Biotechnology 2.3%
Amgen, Inc. (a)(b)	24,977	1,369,989
Biogen Idec, Inc. (a)(b)	13,491	656,337
Cephalon, Inc. (b)	4,690	361,974
Genentech, Inc. (b)	2,222	180,515
Gilead Sciences, Inc. (b)	123	6,245
		2,575,060
Building Products 1.1%
Armstrong World Industries, Inc. (a)	30,876	511,924
Lennox International, Inc. (a)	21,561	606,080
Masco Corp.	11,299	88,358
			1,206,362
	Capital Markets 3.2%
	Ameriprise Financial, Inc. (a)	26,965	543,345
	Bank of New York Mellon Corp. (The) (a)	5,236	134,775
	Charles Schwab Corp. (The) (a)	28,451	386,649
	Federated Investors, Inc. Class B	12,038	234,982
	Franklin Resources, Inc. (a)	6,710	324,898
	Goldman Sachs Group, Inc. (The)	945	76,290
	Invesco, Ltd. (a)	44,951	529,972
	Investment Technology Group, Inc. (a)(b)	29,325	635,766
	Lazard, Ltd. Class A	2,678	70,967
	Morgan Stanley	6,374	128,946
	Northern Trust Corp.	584	33,592
	Raymond James Financial, Inc.	1,260	23,322
	SEI Investments Co.	4,901	62,096
	TD Ameritrade Holding Corp. (a)(b)	37,117	417,195
			3,602,795
	Chemicals 1.6%
	Airgas, Inc.	428	15,113
	Ashland, Inc. (a)	5,360	42,987
	C.F. Industries Holdings, Inc. (a)	12,252	575,844
	Eastman Chemical Co.	295	7,655
	Monsanto Co.	1,567	119,186
	Mosaic Co. (The)	5,331	190,157
	Rohm & Haas Co.	204	11,259
	Scotts Miracle-Gro Co. (The) Class A	2,738	88,218
	Terra Industries, Inc. (a)	33,594	688,005
			1,738,424
	Commercial Banks 2.7%
	BB&T Corp.	10,576	209,299
	CapitalSource, Inc. (a)	119,817	436,134
	Commerce Bancshares, Inc.	2,310	80,735
	Cullen/Frost Bankers, Inc.	3,007	131,616
	First Horizon National Corp.	7,469	71,105
	Huntington Bancshares, Inc.	13,516	38,926
	PNC Financial Services Group, Inc.	4,418	143,673
	U.S. Bancorp	1,345	19,960
	Valley National Bancorp	4,197	54,645
¤	Wells Fargo & Co. (a)	96,635	1,826,402
			3,012,495
	Commercial Services & Supplies 0.5%
	Brink's Co. (The)	10,380	274,343
	R.R. Donnelley & Sons Co.	24,484	238,964
	Steelcase, Inc. Class A	7,825	33,804
			547,111
	Communications Equipment 2.5%
	ADC Telecommunications, Inc. (b)	14,245	72,222
	Brocade Communications Systems, Inc. (a)(b)	155,427	592,177
	Cisco Systems, Inc. (a)(b)	81,380	1,218,259
	Corning, Inc.	2,626	26,549
	F5 Networks, Inc. (a)(b)	2,778	61,588
	JDS Uniphase Corp. (b)	43,819	159,063
	QUALCOMM, Inc.	5,036	173,994
	Tellabs, Inc. (a)(b)	114,969	474,822
			2,778,674
	Computers & Peripherals 7.1%
	Apple, Inc. (a)(b)	16,518	1,488,767
	Dell, Inc. (a)(b)	32,182	305,729
	EMC Corp. (a)(b)	83,207	918,605
¤	Hewlett-Packard Co. (a)	46,022	1,599,265
¤	International Business Machines Corp. (a)	18,965	1,738,142
	Lexmark International, Inc. Class A (b)	17,422	412,553
	NCR Corp. (b)	2,781	34,902
	NetApp, Inc. (a)(b)	45,928	681,112
	Seagate Technology	15,560	58,972
	Teradata Corp. (b)	5,558	72,977
	Western Digital Corp. (a)(b)	45,154	662,861
			7,973,885
	Construction & Engineering 1.6%
	Fluor Corp. (a)	15,807	614,892
	Foster Wheeler, Ltd. (a)(b)	22,687	453,060
	Shaw Group, Inc. (The) (a)(b)	26,375	733,225
			1,801,177
	Consumer Finance 0.6%
	American Express Co. (a)	13,737	229,820
	Capital One Financial Corp. (a)	24,398	386,464
			616,284
	Containers & Packaging 0.3%
	Bemis Co., Inc.	4,805	108,449
	Pactiv Corp. (b)	2,342	50,634
	Sonoco Products Co.	9,780	224,255
			383,338
	Diversified Consumer Services 0.9%
	Apollo Group, Inc. Class A (b)	742	60,443
	Brinks Home Security Holdings, Inc. (b)	12,709	290,655
	Career Education Corp. (a)(b)	27,787	605,757
			956,855
	Diversified Financial Services 1.2%
	Bank of America Corp.	28,748	189,162
	Citigroup, Inc.	30,767	109,223
	CME Group, Inc. (a)	1,428	248,343
	JPMorgan Chase & Co. (a)	31,221	796,448
			1,343,176
	Diversified Telecommunication Services 3.0%
	AT&T, Inc. (a)	58,752	1,446,474
	Embarq Corp.	5,861	209,355
¤	Verizon Communications, Inc. (a)	57,898	1,729,413
			3,385,242
	Electric Utilities 1.0%
	Entergy Corp.	1,406	107,362
	Exelon Corp.	2,547	138,099
	FPL Group, Inc.	2,382	122,792
	Pinnacle West Capital Corp.	5,656	189,306
	Southern Co. (The) (a)	16,736	559,819
			1,117,378
	Electrical Equipment 1.4%
	Cooper Industries, Ltd. Class A (a)	19,947	536,774
	Emerson Electric Co. (a)	17,747	580,327
	Hubbel, Inc. Class B (a)	15,043	466,333
			1,583,434
	Electronic Equipment & Instruments 0.9%
	Agilent Technologies, Inc. (b)	11,608	209,873
	Avnet, Inc. (b)	3,967	78,626
	Ingram Micro, Inc. Class A (b)	9,447	115,915
	Jabil Circuit, Inc.	20,039	116,627
	Molex, Inc. (a)	26,661	356,457
	Vishay Intertechnology, Inc. (b)	42,197	124,903
			1,002,401
	Energy Equipment & Services 2.7%
	Cameron International Corp. (b)	18,906	437,863
	Diamond Offshore Drilling, Inc.	2,670	167,569
	Dresser-Rand Group, Inc. (b)	4,879	95,043
	ENSCO International, Inc.	8,556	234,092
	FMC Technologies, Inc. (b)	3,476	102,855
	National Oilwell Varco, Inc. (a)(b)	23,608	624,196
	Noble Corp. (a)	26,064	707,638
	Patterson-UTI Energy, Inc.	12,822	122,578
	Schlumberger, Ltd.	4,975	203,030
	SEACOR Holdings, Inc. (b)	1,302	84,682
	Tidewater, Inc.	2,059	85,675
	Unit Corp. (a)(b)	6,078	151,585
			3,016,806
	Food & Staples Retailing 2.4%
	BJ's Wholesale Club, Inc. (a)(b)	6,868	196,974
	Kroger Co. (The) (a)	21,888	492,480
	Sysco Corp.	7,815	174,196
¤	Wal-Mart Stores, Inc. (a)	39,362	1,854,738
			2,718,388
	Food Products 1.7%
	Archer-Daniels-Midland Co.	2,292	62,755
	Bunge, Ltd.	8,541	366,751
	General Mills, Inc. (a)	12,065	713,645
	H.J. Heinz Co.	2,227	81,285
	Hershey Co. (The)	2,248	83,805
	Kraft Foods, Inc. Class A (a)	21,840	612,612
			1,920,853
	Health Care Equipment & Supplies 1.6%
	Advanced Medical Optics, Inc. (b)	89	1,955
	Baxter International, Inc. (a)	6,759	396,415
	Boston Scientific Corp. (b)	29,113	258,232
	Gen-Probe, Inc. (b)	2,123	95,578
	Hill-Rom Holdings, Inc. (a)	30,828	434,058
	Kinetic Concepts, Inc. (b)	3,772	90,905
	Medtronic, Inc.	2,632	88,146
	Teleflex, Inc.	6,041	321,261
	Varian Medical Systems, Inc. (b)	1,883	69,916
			1,756,466
	Health Care Providers & Services 3.9%
	Aetna, Inc. (a)	27,031	837,961
	CIGNA Corp. (a)	39,270	681,727
	Humana, Inc. (a)(b)	11,437	433,805
	LifePoint Hospitals, Inc. (b)	983	22,157
	Lincare Holdings, Inc. (a)(b)	24,262	583,501
	Omnicare, Inc. (a)	19,272	538,845
	Quest Diagnostics, Inc. (a)	4,134	204,013
	UnitedHealth Group, Inc.	6,395	181,170
	WellPoint, Inc. (a)(b)	21,810	904,025
			4,387,204
	Health Care Technology 0.1%
	HLTH Corp. (b)	13,501	153,641

	Hotels, Restaurants & Leisure 1.6%
	Interval Leisure Group, Inc. (b)	15,049	75,395
	McDonald's Corp. (a)	25,448	1,476,493
	Panera Bread Co. Class A (b)	5,024	236,028
			1,787,916
	Household Durables 4.2%
	Centex Corp. (a)	57,329	487,870
	D.R. Horton, Inc. (a)	84,749	505,104
	Harman International Industries, Inc. (a)	31,955	514,156
	KB Home (a)	36,173	385,966
	Leggett & Platt, Inc. (a)	24,754	309,177
	Lennar Corp. Class A (a)	76,042	584,763
	M.D.C. Holdings, Inc. (a)	20,008	613,045
	NVR, Inc. (a)(b)	1,189	506,621
	Pulte Homes, Inc. (a)	57,921	587,898
	Stanley Works (The)	30	938
	Toll Brothers, Inc. (b)	13,844	235,625
			4,731,163
	Household Products 2.6%
	Church & Dwight Co., Inc. (a)	4,600	244,858
	Clorox Co. (The)	1,102	55,265
	Kimberly-Clark Corp.	2,369	121,932
¤	Procter & Gamble Co. (The) (a)	45,333	2,470,649
			2,892,704
	Independent Power Producers & Energy Traders 1.2%
	Calpine Corp. (b)	38,041	281,884
	Mirant Corp. (a)(b)	23,643	405,950
	NRG Energy, Inc. (a)(b)	28,758	671,787
			1,359,621
	Industrial Conglomerates 1.8%
	3M Co. (a)	9,895	532,252
	General Electric Co. (a)	124,951	1,515,656
			2,047,908
	Insurance 8.5%
	Aflac, Inc. (a)	10,050	233,260
	Allied World Assurance Holdings, Ltd./Bermuda (a)	18,664	703,633
	Allstate Corp. (The) (a)	14,017	303,748
	American Financial Group, Inc. (a)	28,921	491,079
	Aon Corp.	7,053	261,314
	Arch Capital Group, Ltd. (a)(b)	9,640	579,846
	Arthur J. Gallagher & Co.	1,390	32,762
	Assurant, Inc.	16,108	425,251
	Axis Capital Holdings, Ltd. (a)	24,496	594,273
	Brown & Brown, Inc.	13,194	252,401
	Chubb Corp. (The) (a)	6,545	278,686
	CNA Financial Corp. (a)	35,845	416,877
	Endurance Specialty Holdings, Ltd. (a)	13,774	375,479
	HCC Insurance Holdings, Inc. (a)	14,654	343,050
	Lincoln National Corp.	6,453	97,634
	Loews Corp. (a)	5,689	138,812
	MetLife, Inc. (a)	25,636	736,522
	Principal Financial Group, Inc. (a)	36,134	599,463
	Prudential Financial, Inc. (a)	26,767	689,250
	Reinsurance Group of America, Inc. Class B (a)	4,119	146,760
	RenaissanceRe Holdings, Ltd. (a)	10,536	470,854
	Transatlantic Holdings, Inc. (a)	7,366	236,817
	Travelers Cos., Inc. (The) (a)	11,579	447,413
	Unum Group	2,567	36,349
	W.R. Berkley Corp. (a)	24,581	650,905
			9,542,438
	Internet & Catalog Retail 0.1%
	Expedia, Inc. (b)	4,466	39,881
	HSN, Inc. (b)	15,182	72,115
	Ticketmaster (b)	7,754	46,136
			158,132
	Internet Software & Services 2.2%
	eBay, Inc. (a)(b)	57,263	688,301
	Google, Inc. Class A (a)(b)	1,358	459,724
	IAC/InterActiveCorp (b)	14,722	216,414
	Sohu.com, Inc. (b)	6,372	252,013
	VeriSign, Inc. (b)	13,398	258,715
	WebMD Health Corp. Class A (b)	1,589	37,246
	Yahoo!, Inc. (a)(b)	51,358	602,429
			2,514,842
	IT Services 3.7%
	Accenture, Ltd. Class A (a)	27,130	856,223
	Alliance Data Systems Corp. (a)(b)	14,112	586,918
	Broadridge Financial Solutions LLC	20,115	271,351
	Computer Sciences Corp. (a)(b)	20,539	756,657
	Fidelity National Information Services, Inc.	15,842	252,046
	Fiserv, Inc. (a)(b)	17,483	555,085
	Lender Processing Services, Inc.	11,356	294,348
	Total System Services, Inc.	2,040	25,826
	Western Union Co. (The) (a)	42,572	581,534
			4,179,988
	Leisure Equipment & Products 0.3%
	Eastman Kodak Co.	31,717	143,678
	Hasbro, Inc. (a)	8,424	203,271
			346,949
	Life Sciences Tools & Services 0.2%
	Life Technologies Corp. (b)	7,370	187,640
	Pharmaceutical Product Development, Inc.	3,174	75,827
			263,467
	Machinery 3.5%
	AGCO Corp. (a)(b)	22,982	489,057
	Caterpillar, Inc.	1,959	60,435
	Crane Co.	8,404	146,398
	Cummins, Inc. (a)	24,377	584,561
	Dover Corp. (a)	22,037	623,206
	Gardner Denver, Inc. (b)	1,978	43,061
	Illinois Tool Works, Inc.	8,945	292,144
	John Bean Technologies Corp. (a)	43,693	423,822
	Joy Global, Inc.	9,952	207,300
	Parker Hannifin Corp. (a)	17,274	660,040
	SPX Corp.	1,493	62,870
	Timken Co. (The)	4,445	66,186
	Toro Co. (The) (a)	9,515	281,739
			3,940,819
	Media 3.5%
	Comcast Corp. Class A (a)	32,322	473,517
	DIRECTV Group, Inc. (The) (a)(b)	13,009	284,897
	Dish Network Corp. Class A (a)(b)	49,864	640,254
	DreamWorks Animation SKG, Inc. Class A (b)	5,598	122,876
	EW Scripps Co. Class A	18,855	30,357
	Interpublic Group of Cos., Inc. (The) (a)(b)	146,218	486,906
	Liberty Global, Inc. Class A (b)	83	1,209
	Liberty Media Corp. Entertainment Class A (a)(b)	44,581	818,061
	McGraw-Hill Cos., Inc. (The)	3,964	87,169
	Time Warner, Inc. (a)	102,679	957,995
	Walt Disney Co. (The)	103	2,130
			3,905,371
	Metals & Mining 0.8%
	Allegheny Technologies, Inc.	995	21,980
	Carpenter Technology Corp.	18,424	303,996
	Cliffs Natural Resources, Inc.	832	19,277
	Freeport-McMoRan Copper & Gold, Inc. Class B (a)	9,665	242,978
	Southern Copper Corp. (a)	20,237	282,104
			870,335
	Multi-Utilities 0.9%
	Consolidated Edison, Inc.	1,707	69,560
	DTE Energy Corp.	2,263	78,074
	PG&E Corp. (a)	18,261	706,153
	Puget Energy, Inc.	3,350	98,490
			952,277
	Multiline Retail 1.4%
	Big Lots, Inc. (a)(b)	32,217	433,319
	Dollar Tree, Inc. (a)(b)	4,959	211,799
	Family Dollar Stores, Inc. (a)	18,460	512,634
	J.C. Penney Co., Inc.	10,482	175,573
	Macy's, Inc.	13,847	123,931
	Sears Holdings Corp. (b)	1,719	70,341
			1,527,597
	Oil & Gas 15.1%
	Alpha Natural Resources, Inc. (b)	16,661	271,907
	Anadarko Petroleum Corp.	7,771	285,507
	Apache Corp. (a)	12,264	919,800
¤	Chevron Corp. (a)	31,678	2,233,933
	Cimarex Energy Co. (a)	12,258	304,489
	ConocoPhillips (a)	31,081	1,477,280
	Devon Energy Corp.	5,125	315,700
¤	ExxonMobil Corp. (a)	78,680	6,017,462
	Hess Corp. (a)	1,551	86,251
	Holly Corp.	2,096	48,983
	Marathon Oil Corp. (a)	25,310	689,191
	Massey Energy Co.	11,310	171,686
	Murphy Oil Corp. (a)	15,525	685,894
	Noble Energy, Inc.	3,947	193,127
	Occidental Petroleum Corp. (a)	22,447	1,224,484
	Sunoco, Inc. (a)	19,479	902,267
	Tesoro Corp.	12,060	207,794
	Valero Energy Corp. (a)	22,250	536,670
	W&T Offshore, Inc. (a)	33,491	420,982
			16,993,407
	Paper & Forest Products 0.5%
	International Paper Co.	6,897	62,901
	MeadWestvaco Corp. (a)	44,051	512,753
			575,654
	Personal Products 0.2%
	Herbalife, Ltd. (a)	13,004	266,712

	Pharmaceuticals 10.0%
	Abbott Laboratories (a)	23,620	1,309,493
	Bristol-Myers Squibb Co. (a)	34,008	728,111
	Eli Lilly & Co. (a)	30,593	1,126,434
	Endo Pharmaceuticals Holdings, Inc. (a)(b)	18,865	423,897
	Forest Laboratories, Inc. (a)(b)	28,625	716,770
¤	Johnson & Johnson (a)	43,015	2,481,535
	King Pharmaceuticals, Inc. (a)(b)	65,593	573,283
	Merck & Co., Inc. (a)	26,498	756,518
¤	Pfizer, Inc. (a)	125,473	1,829,396
	Schering-Plough Corp. (a)	58,835	1,033,143
	Wyeth	4,938	212,186
			11,190,766
	Professional Services 1.0%
	Manpower, Inc. (a)	20,360	579,445
	Monster Worldwide, Inc. (a)(b)	47,219	434,887
	Robert Half International, Inc.	9,206	156,042
			1,170,374
	Real Estate Investment Trusts 0.8%
	Apartment Investment & Management Co. Class A	648	5,761
	Hospitality Properties Trust	4,948	66,402
	Host Hotels & Resorts, Inc.	30,641	164,848
	Public Storage	5,355	331,314
	Simon Property Group, Inc.	7,918	340,316
			908,641
	Road & Rail 0.6%
	CSX Corp. (a)	3,089	89,457
	Norfolk Southern Corp. (a)	8,243	316,202
	Ryder System, Inc.	1,795	60,635
	Union Pacific Corp. (a)	4,361	190,968
			657,262
	Semiconductors & Semiconductor Equipment 3.7%
	Broadcom Corp. Class A (a)(b)	2,991	47,407
	Cypress Semiconductor Corp. (b)	31,575	142,403
	Integrated Device Technology, Inc. (a)(b)	104,688	600,909
	Intel Corp. (a)	59,900	772,710
	KLA-Tencor Corp.	8,980	179,959
	Lam Research Corp. (b)	15,398	311,194
	LSI Corp. (b)	29,394	93,473
	Marvell Technology Group, Ltd. (b)	24,630	179,553
	National Semiconductor Corp. (a)	26,786	271,610
	Novellus Systems, Inc. (a)(b)	38,923	536,748
	Silicon Laboratories, Inc. (b)	6,023	138,710
	Teradyne, Inc. (b)	37,152	178,701
	Texas Instruments, Inc. (a)	46,868	700,677
			4,154,054
	Software 3.8%
	Adobe Systems, Inc. (b)	14,583	281,598
	Autodesk, Inc. (a)(b)	29,921	495,492
	Compuware Corp. (a)(b)	56,657	368,270
	Microsoft Corp. (a)	86,868	1,485,443
	Oracle Corp. (b)	17,637	296,831
	Red Hat, Inc. (b)	11,627	170,336
	Symantec Corp. (a)(b)	47,447	727,362
	Synopsys, Inc. (a)(b)	22,662	419,247
			4,244,579
	Specialty Retail 3.7%
	Abercrombie & Fitch Co. Class A	4,461	79,629
	Advance Auto Parts, Inc.	5,232	171,243
	American Eagle Outfitters, Inc.	8,151	73,441
	AnnTaylor Stores Corp. (b)	36,308	178,635
	AutoZone, Inc. (b)	2,189	290,896
	Barnes & Noble, Inc.	14,774	242,589
	Best Buy Co., Inc. (a)	14,503	406,374
	Foot Locker, Inc. (a)	66,601	490,183
	Gap, Inc. (The) (a)	53,362	601,924
	Limited Brands, Inc.	25,421	201,334
	Lowe's Cos., Inc. (a)	19,388	354,219
	RadioShack Corp.	13,072	149,805
	Ross Stores, Inc. (a)	7,685	226,093
	Sherwin-Williams Co. (The) (a)	12,023	574,098
	Williams-Sonoma, Inc.	17,377	137,626
			4,178,089
	Textiles, Apparel & Luxury Goods 1.1%
	Jones Apparel Group, Inc.	23,534	81,428
	Phillips-Van Heusen Corp. (a)	29,806	566,910
	Polo Ralph Lauren Corp. (a)	14,418	591,570
			1,239,908
	Tobacco 1.4%
	Altria Group, Inc. (a)	37,811	625,394
	Philip Morris International, Inc. (a)	26,233	974,556
			1,599,950
	Trading Companies & Distributors 0.1%
	United Rentals, Inc. (b)	14,141	78,907
	WESCO International, Inc. (b)	2,961	54,541
			133,448
	Wireless Telecommunication Services 0.5%
	NII Holdings, Inc. (b)	662	12,843
	Sprint Nextel Corp. (a)(b)	158,322	384,722
	Telephone and Data Systems, Inc.	4,019	122,620
			520,185
	Total Common Stocks (Cost $168,677,608)		144,761,347

		Principal Amount	Value
	Short-Term Investment 0.2%
	Repurchase Agreement 0.2%

State Street Bank and Trust Co.
0.05%, dated 1/30/09
due 2/2/09
Proceeds at Maturity $192,765 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $200,000 and a Market Value of $199,840)
		$192,764	192,764
	Total Short-Term Investment (Cost $192,764)		192,764
	Total Investments, Before Investments Sold Short (Cost $168,870,372) (d)	129.1%	144,954,111

		Shares	Value
	Investments Sold Short (29.3%)
	Common Stocks Sold Short (29.0%)
	Aerospace & Defense (0.5%)
	BE Aerospace, Inc. (b)	(63,541)	(614,442)
	Spirit Aerosystems Holdings, Inc. Class A (b)	(417)	(5,671)
			(620,113)
	Air Freight & Logistics (0.3%)
	C.H. Robinson Worldwide, Inc.	(7,735)	(355,655)

	Airlines (0.2%)
	Continental Airlines, Inc. Class B (b)	(12,904)	(173,817)
	Delta Air Lines, Inc. (b)	(1,156)	(7,976)
			(181,793)
	Auto Components (0.8%)
	Federal Mogul Corp. (b)	(66,309)	(381,940)
	Goodyear Tire & Rubber Co. (The) (b)	(79,457)	(490,250)
			(872,190)
	Automobiles (0.3%)
	Harley-Davidson, Inc.	(30,592)	(372,611)

	Beverages (0.3%)
	Central European Distribution Corp. (b)	(26,231)	(317,395)

	Biotechnology (1.1%)
	Amylin Pharmaceuticals, Inc. (b)	(52,908)	(611,616)
	BioMarin Pharmaceuticals, Inc. (b)	(28,776)	(554,226)
	Vertex Pharmaceuticals, Inc. (b)	(892)	(29,481)
			(1,195,323)
	Building Products (0.3%)
	USG Corp. (b)	(45,547)	(296,511)

	Capital Markets (0.3%)
	American Capital Ltd.	(5,467)	(15,636)
	Legg Mason, Inc.	(15,742)	(252,816)
	MF Global, Ltd. (b)	(2,363)	(6,380)
	State Street Corp.	(1,023)	(23,805)
			(298,637)
	Chemicals (0.3%)
	Chemtura Corp.	(4,707)	(3,530)
	Huntsman Corp.	(107,759)	(286,639)
	Intrepid Potash, Inc. (b)	(2,127)	(43,348)
			(333,517)
	Commercial Banks (0.3%)
	Bank of Hawaii Corp.	(1,357)	(48,675)
	First Horizon National Corp.	(1)	(10)
	KeyCorp	(11,221)	(81,689)
	Regions Financial Corp.	(1,865)	(6,453)
	Webster Financial Corp.	(39,695)	(165,925)
			(302,752)
	Communications Equipment (0.5%)
	EchoStar Corp. (b)	(34,956)	(526,437)

	Computers & Peripherals (0.4%)
	Diebold, Inc.	(4,826)	(119,588)
	SanDisk Corp. (b)	(34,519)	(394,552)
			(514,140)
	Construction & Engineering (0.8%)
	Aecom Technology Corp. (b)	(1,359)	(34,396)
	Jacobs Engineering Group, Inc. (b)	(1,502)	(58,083)
	KBR, Inc.	(27,582)	(390,561)
	Quanta Services, Inc. (b)	(21,089)	(450,883)
			(933,923)
	Construction Materials (0.5%)
	Eagle Materials, Inc.	(31,159)	(563,355)

	Consumer Finance (0.3%)
	SLM Corp. (b)	(3,074)	(35,197)
	Student Loan Corp. (The)	(7,040)	(330,458)
			(365,655)
	Containers & Packaging (0.6%)
	Greif, Inc. Class A	(755)	(22,846)
	Temple-Inland, Inc.	(120,001)	(680,422)
			(703,268)
	Distributors (0.1%)
	Genuine Parts Co.	(459)	(14,697)
	LKQ Corp. (b)	(4,757)	(54,944)
			(69,641)
	Diversified Consumer Services (0.1%)
	ITT Educational Services, Inc. (b)	(50)	(6,126)
	Strayer Education, Inc.	(377)	(81,594)
			(87,720)
	Diversified Financial Services (0.4%)
	CIT Group, Inc.	(12,063)	(33,656)
	Leucadia National Corp. (b)	(25,040)	(398,637)
			(432,293)
	Electric Utilities (0.1%)
	Hawaiian Electric Industries, Inc.	(3,322)	(72,021)

	Electrical Equipment (0.4%)
	General Cable Corp. (b)	(28,470)	(468,616)

	Electronic Equipment & Instruments (0.2%)
	FLIR Systems, Inc. (b)	(3,576)	(89,293)
	Tech Data Corp. (b)	(10,112)	(183,128)
			(272,421)
	Energy Equipment & Services (1.2%)
	Global Industries, Ltd. (b)	(178,912)	(617,246)
	Helix Energy Solutions Group, Inc. (b)	(8,121)	(41,823)
	Hercules Offshore, Inc. (b)	(57,836)	(215,150)
	Smith International, Inc.	(2,299)	(52,187)
	Weatherford International, Ltd. (b)	(34,258)	(377,866)
			(1,304,272)
	Food Products (1.2%)
	ConAgra Foods, Inc.	(29,925)	(511,717)
	Corn Products International, Inc.	(6,981)	(161,610)
	J.M. Smucker Co. (The)	(1,638)	(73,956)
	Smithfield Foods, Inc. (b)	(51,732)	(614,059)
			(1,361,342)
	Gas Utilities (0.7%)
	AGL Resources, Inc.	(6,116)	(188,556)
	Equitable Resources, Inc.	(17,361)	(594,267)
	ONEOK, Inc.	(134)	(3,916)
			(786,739)
	Health Care Equipment & Supplies (0.1%)
	Covidien, Ltd.	(2,366)	(90,712)

	Health Care Providers & Services (0.6%)
	Cardinal Health, Inc.	(2,490)	(93,748)
	Coventry Health Care, Inc. (b)	(2,391)	(36,176)
	Health Net, Inc. (b)	(7,377)	(107,926)
	McKesson Corp.	(7,708)	(340,694)
	Tenet Healthcare Corp. (b)	(50,948)	(54,514)
	WellCare Health Plans, Inc. (b)	(5,095)	(75,304)
			(708,362)
	Hotels, Restaurants & Leisure (1.2%)
	International Game Technology	(5,338)	(56,583)
	Las Vegas Sands Corp. (b)	(44,524)	(229,299)
	Orient-Express Hotels, Ltd.	(72,513)	(458,282)
	Penn National Gaming, Inc. (b)	(3,016)	(56,248)
	Wyndham Worldwide Corp.	(90,370)	(553,968)
			(1,354,380)
	Household Durables (0.0%)‡
	Whirlpool Corp.	(1,465)	(48,975)

	Independent Power Producers & Energy Traders (0.2%)
	Constellation Energy Group, Inc.	(6,556)	(172,423)
	Dynegy, Inc. Class A (b)	(50,814)	(107,217)
			(279,640)
	Industrial Conglomerates (0.7%)
	McDermott International, Inc. (b)	(36,230)	(375,705)
	Textron, Inc.	(7,596)	(68,592)
	Tyco International, Ltd.	(16,971)	(356,730)
			(801,027)
	Insurance (2.8%)
	American International Group, Inc.	(193,157)	(247,241)
	American National Insurance Co.	(6,580)	(367,493)
	Conseco, Inc. (b)	(45,261)	(105,458)
	Erie Indemnity Co. Class A	(5,827)	(206,567)
	Fidelity National Financial, Inc.	(38,563)	(563,791)
	First American Corp.	(3,381)	(73,841)
	Hanover Insurance Group, Inc. (The)	(2,052)	(82,942)
	Hartford Financial Services Group, Inc. (The)	(4,174)	(54,930)
	Marsh & McLennan Cos., Inc.	(3,210)	(62,049)
	Mercury General Corp.	(4,851)	(187,928)
	Old Republic International Corp.	(3,046)	(31,435)
	OneBeacon Insurance Group, Ltd.	(42,175)	(356,379)
	Protective Life Corp.	(16,133)	(133,581)
	Wesco Financial Corp.	(531)	(160,155)
	White Mountains Insurance Group, Ltd.	(1,060)	(255,990)
	XL Capital, Ltd. Class A	(92,223)	(267,446)
			(3,157,226)
	Internet & Catalog Retail (0.0%)‡
	Liberty Media Corp. Interactive Class A (b)	(11,747)	(36,886)

	IT Services (0.4%)
	DST Systems, Inc. (b)	(8,858)	(281,419)
	Visa, Inc. Class A	(2,609)	(128,754)
			(410,173)
	Life Sciences Tools & Services (0.6%)
	Illumina, Inc. (b)	(23,330)	(638,309)

	Machinery (0.6%)
	Bucyrus International, Inc.	(7,294)	(113,057)
	Ingersoll-Rand Co., Ltd. Class A	(17,748)	(287,695)
	Pall Corp.	(3,345)	(87,204)
	Terex Corp. (b)	(8,693)	(102,925)
	Trinity Industries, Inc.	(4,180)	(48,112)
			(638,993)
	Media (0.5%)
	Ascent Media Corp. Class A (b)	(14,512)	(378,473)
	Central European Media Enterprises, Ltd. (b)	(3,037)	(29,945)
	CTC Media, Inc. (b)	(4,592)	(15,842)
	Morningstar, Inc. (b)	(1,387)	(48,087)
	Viacom, Inc. Class B (b)	(3,118)	(45,991)
			(518,338)
	Metals & Mining (1.8%)
	AK Steel Holding Corp.	(57,159)	(461,273)
	Alcoa, Inc.	(41,131)	(320,410)
	Century Aluminum Co. (b)	(18,310)	(65,001)
	Commercial Metals Co.	(35,320)	(406,180)
	Schnitzer Steel Industries, Inc. Class A	(7,093)	(278,542)
	Steel Dynamics, Inc.	(50,127)	(532,349)
			(2,063,755)
	Multi-Utilities (0.6%)
	Dominion Resources, Inc.	(3,317)	(116,692)
	Integrys Energy Group, Inc.	(3,621)	(151,177)
	OGE Energy Corp.	(18,163)	(448,263)
			(716,132)
	Oil & Gas (1.7%)
	Cabot Oil & Gas Corp.	(868)	(23,861)
	CNX Gas Corp. (b)	(3,007)	(77,821)
	Forest Oil Corp. (b)	(8,534)	(128,010)
	Frontier Oil Corp.	(19,525)	(278,817)
	Newfield Exploration Co. (b)	(7,811)	(149,893)
	Patriot Coal Corp. (b)	(53,538)	(274,650)
	PetroHawk Energy Corp. (b)	(3,942)	(77,697)
	Pioneer Natural Resources Co.	(4,169)	(61,034)
	Quicksilver Resources, Inc. (b)	(78,633)	(544,927)
	Range Resources Corp.	(492)	(17,633)
	Sandridge Energy, Inc. (b)	(36,271)	(241,565)
			(1,875,908)
	Personal Products (0.0%)‡
	Bare Escentuals, Inc. (b)	(3,695)	(13,413)

	Professional Services (0.0%)‡
	FTI Consulting, Inc. (b)	(151)	(6,192)

	Real Estate Investment Trusts (0.3%)
	AMB Property Corp.	(2,656)	(42,815)
	Annaly Capital Management, Inc.	(4,899)	(74,171)
	Developers Diversified Realty Corp.	(44,534)	(213,763)
			(330,749)
	Real Estate Management & Development (1.4%)
	CB Richard Ellis Group, Inc. Class A (b)	(126,675)	(456,030)
	Forest City Enterprises, Inc. Class A	(72,640)	(491,046)
	Jones Lang LaSalle, Inc.	(8,690)	(205,171)
	St. Joe Co. (The) (b)	(18,118)	(435,738)
			(1,587,985)
	Road & Rail (0.4%)
	Landstar System, Inc.	(12,147)	(435,713)

	Semiconductors & Semiconductor Equipment (1.1%)
	Advanced Micro Devices, Inc. (b)	(42,735)	(93,590)
	International Rectifier Corp. (b)	(44,408)	(604,837)
	Rambus, Inc. (b)	(57,075)	(517,099)
			(1,215,526)
	Software (0.1%)
	Activision Blizzard, Inc. (b)	(8,574)	(75,108)
	Electronic Arts, Inc. (b)	(3,553)	(54,859)
			(129,967)
	Specialty Retail (0.5%)
	O'Reilly Automotive, Inc. (b)	(882)	(25,640)
	Office Depot, Inc. (b)	(88,020)	(190,123)
	OfficeMax, Inc.	(15,220)	(83,862)
	Penske Auto Group, Inc.	(33,397)	(247,806)
	Tiffany & Co.	(3,417)	(70,903)
			(618,334)
	Textiles, Apparel & Luxury Goods (0.2%)
	Hanesbrands, Inc. (b)	(23,100)	(207,669)

	Thrifts & Mortgage Finance (0.6%)
	Astoria Financial Corp.	(3,626)	(32,924)
	MGIC Investment Corp.	(68,047)	(187,810)
	New York Community Bancorp, Inc.	(32,319)	(428,227)
			(648,961)
	Trading Companies & Distributors (0.3%)
	Fastenal Co.	(8,852)	(302,561)

	Wireless Telecommunication Services (0.1%)
	Crown Castle International Corp. (b)	(4,290)	(83,741)

	Total Common Stocks Sold Short (Proceeds $35,826,883)		(32,527,967)

	Exchange Traded Fund Sold Short (0.3%) (c)
	S&P 500 Index - SPDR Trust Series 1	(3,478)	(287,596)
	Total Exchange Traded Fund Sold Short (Proceeds $296,750)		(287,596)
	Total Investments Sold Short (Proceeds $36,123,633)	(29.3%)	(32,815,563)
	Total Investments, Net of Investments Sold Short (Cost $132,746,739)	99.8%	112,138,548
	Cash and Other Assets,
	Less Liabilities	0.2	172,748
	Net Assets	100.0%	$112,311,296

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options, investments sold short).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At January 31, 2009, cost is $177,535,298 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$1,920,807
	Gross unrealized depreciation	(34,501,994)
	Net unrealized depreciation	$(32,581,187)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$144,761,347
Level 2 - Other Significant Observable Inputs	192,764
Level 3 - Significant Unobservable Inputs	-
Total	$144,954,111

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's liabilities carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$(32,815,563)
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$(32,815,563)

The Fund did not hold other financial instruments as of January 31, 2009.

 At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 Growth Fund

Portfolio of Investments ††† January 31, 2009 unaudited
		Shares	Value
	Common Stocks 128.9%†
	Aerospace & Defense 5.7%
	Boeing Co. (The) (a)	18,721	$792,085
	Northrop Grumman Corp. (a)	9,409	452,761
	Precision Castparts Corp. (a)	7,560	491,022
	Raytheon Co. (a)	3,534	178,891
	United Technologies Corp. (a)	14,643	702,718
			2,617,477
	Air Freight & Logistics 1.2%
	C.H. Robinson Worldwide, Inc. (a)	11,932	548,633

	Beverages 1.8%
	Coca-Cola Co. (The)	6,237	266,445
	Hansen Natural Corp. (b)	12,796	428,666
	Molson Coors Brewing Co. Class B	3,242	130,555
			825,666
	Biotechnology 6.1%
	Celgene Corp. (a)(b)	9,704	513,827
	Cephalon, Inc. (a)(b)	6,513	502,673
	Genzyme Corp. (a)(b)	10,141	698,918
¤	Gilead Sciences, Inc. (a)(b)	20,841	1,058,097
			2,773,515
	Capital Markets 3.0%
	Affiliated Managers Group, Inc. (b)	8,370	336,390
	BlackRock, Inc. (a)	3,823	415,942
	Charles Schwab Corp. (The) (a)	31,737	431,306
	Lazard, Ltd. Class A (a)	6,769	179,379
			1,363,017
	Chemicals 3.5%
	Ecolab, Inc. (a)	7,938	269,574
	Monsanto Co. (a)	9,920	754,515
	Mosaic Co. (The)	4,554	162,441
	Scotts Miracle-Gro Co. (The) Class A	13,221	425,981
			1,612,511
	Communications Equipment 6.2%
¤	Cisco Systems, Inc. (a)(b)	73,239	1,096,388
	Corning, Inc.	27,363	276,640
	F5 Networks, Inc. (a)(b)	15,143	335,720
¤	QUALCOMM, Inc. (a)	33,200	1,147,060
			2,855,808
	Computers & Peripherals 9.5%
¤	Apple, Inc. (a)(b)	11,898	1,072,367
¤	Hewlett-Packard Co. (a)	33,836	1,175,801
¤	International Business Machines Corp. (a)	17,876	1,638,335
	NetApp, Inc. (b)	29,835	442,453
			4,328,956

	Construction & Engineering 2.5%
	Fluor Corp. (a)	9,941	386,705
	Quanta Services, Inc. (a)(b)	20,381	435,746
	URS Corp. (b)	8,942	304,475
			1,126,926

	Consumer Finance 0.7%
	American Express Co. (a)	17,929	299,952

	Containers & Packaging 0.6%
	Owens-Illinois, Inc. (a)(b)	15,469	293,911

	Diversified Consumer Services 2.5%
	Apollo Group, Inc. Class A (a)(b)	6,430	523,788
	ITT Educational Services, Inc. (b)	2,393	293,166
	Strayer Education, Inc.	1,426	308,629
			1,125,583
	Diversified Financial Services 1.0%
	CME Group, Inc.	1,170	203,475
	IntercontinentalExchange, Inc. (a)(b)	4,819	274,345
			477,820

	Electric Utilities 0.8%
	Duke Energy Corp. (a)	25,410	384,962

	Electronic Equipment & Instruments 0.6%
	Dolby Laboratories, Inc. Class A (a)(b)	11,460	292,918

	Energy Equipment & Services 1.3%
	BJ Services Co.	29,809	327,899
	FMC Technologies, Inc. (b)	9,337	276,282
			604,181
	Food & Staples Retailing 5.8%
	CVS Caremark Corp. (a)	24,861	668,264
	Kroger Co. (The) (a)	18,824	423,540
¤	Wal-Mart Stores, Inc. (a)	23,245	1,095,304
	Walgreen Co.	16,973	465,230
			2,652,338
	Food Products 1.2%
	General Mills, Inc. (a)	9,246	546,901

	Health Care Equipment & Supplies 5.3%
	Baxter International, Inc. (a)	14,519	851,539
	Becton, Dickinson & Co. (a)	5,047	366,766
	Medtronic, Inc.	17,778	595,385
	St. Jude Medical, Inc. (a)(b)	16,208	589,485
			2,403,175
	Health Care Providers & Services 4.7%
	Aetna, Inc. (a)	21,288	659,928
	CIGNA Corp. (a)	25,800	447,888
	Humana, Inc. (b)	10,199	386,848
	Medco Health Solutions, Inc. (a)(b)	14,649	658,180
			2,152,844
	Hotels, Restaurants & Leisure 2.3%
	Carnival Corp.	14,313	260,354
	Starwood Hotels & Resorts Worldwide, Inc.	27,765	419,807
	Yum! Brands, Inc.	12,552	359,238
			1,039,399
	Household Durables 0.7%
	Pulte Homes, Inc. (a)	33,608	341,121

	Household Products 1.3%
	Church & Dwight Co., Inc.	8,841	470,606
	Procter & Gamble Co. (The) (a)	2,381	129,765
			600,371
	Industrial Conglomerates 1.0%
	3M Co. (a)	8,424	453,127

	Insurance 1.1%
	W.R. Berkley Corp. (a)	19,023	503,729

	Internet & Catalog Retail 0.7%
	Priceline.com, Inc. (a)(b)	4,703	315,524

	Internet Software & Services 3.9%
	Equinix, Inc. (b)	5,825	310,764
¤	Google, Inc. Class A (a)(b)	2,903	982,753
	VeriSign, Inc. (b)	24,363	470,449
			1,763,966
	IT Services 4.8%
	Accenture, Ltd. Class A (a)	19,287	608,698
	Cognizant Technology Solutions Corp. Class A (a)(b)	19,306	361,601
	Lender Processing Services, Inc. (a)	15,269	395,773
	Mastercard, Inc. Class A (a)	2,421	328,723
	Visa, Inc. Class A (a)	10,193	503,025
			2,197,820
	Life Sciences Tools & Services 1.1%
	Thermo Fisher Scientific, Inc. (a)(b)	14,465	519,727

	Machinery 4.0%
	Bucyrus International, Inc. (a)	18,412	285,386
	Danaher Corp. (a)	12,118	677,760
	Navistar International Corp. (b)	11,207	340,357
	PACCAR, Inc.	10,068	265,694
	Wabtec Corp. (a)	8,121	243,061
			1,812,258

	Media 1.6%
	Liberty Media Corp. Entertainment Class A (b)	20,300	372,505
	Time Warner, Inc.	39,276	366,445
			738,950
	Metals & Mining 0.7%
	United States Steel Corp.	10,383	311,801

	Multiline Retail 2.0%
	Dollar Tree, Inc. (a)(b)	8,045	343,602
	Kohl's Corp. (a)(b)	5,840	214,386
	Target Corp. (a)	10,707	334,059
			892,047
	Oil & Gas 9.3%
	Anadarko Petroleum Corp.	7,082	260,193
	Devon Energy Corp. (a)	2,630	162,008
	Encore Acquisition Co. (b)	17,531	476,493
	ExxonMobil Corp. (a)	10,653	814,741
	Marathon Oil Corp.	9,599	261,381
	Noble Energy, Inc.	6,462	316,186
	Occidental Petroleum Corp. (a)	13,997	763,536
	Spectra Energy Corp. (a)	20,067	291,172
	Sunoco, Inc.	8,232	381,306
	Total S.A., Sponsored ADR (c)	10,512	523,287
			4,250,303
	Pharmaceuticals 8.2%
¤	Abbott Laboratories (a)	23,369	1,295,577
	Bristol-Myers Squibb Co. (a)	34,704	743,012
	Johnson & Johnson (a)	14,762	851,620
	Novartis A.G., ADR (c)	8,645	356,693
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (a)(c)	12,541	519,824
			3,766,726
	Professional Services 0.5%
	Monster Worldwide, Inc. (a)(b)	26,074	240,142

	Real Estate Investment Trusts 1.1%
	HCP, Inc. (a)	11,465	267,593
	UDR, Inc.	20,021	234,846
			502,439
	Road & Rail 2.6%
	CSX Corp.	18,131	525,074
	Union Pacific Corp. (a)	15,163	663,988
			1,189,062
	Semiconductors & Semiconductor Equipment 4.6%
	Applied Materials, Inc. (a)	23,442	219,652
	Broadcom Corp. Class A (b)	18,552	294,049
	Cree, Inc. (b)	22,303	444,499
	MEMC Electronic Materials, Inc. (b)	27,495	373,932
	Silicon Laboratories, Inc. (a)(b)	16,283	374,997
	Texas Instruments, Inc. (a)	27,188	406,461
			2,113,590
	Software 6.3%
	Adobe Systems, Inc. (a)(b)	20,882	403,232
	Check Point Software Technologies, Ltd. (b)	10,858	246,151
¤	Microsoft Corp. (a)	79,722	1,363,247
	Oracle Corp. (a)(b)	52,887	890,088
			2,902,718
	Specialty Retail 2.9%
	AutoZone, Inc. (a)(b)	1,717	228,172
	Home Depot, Inc. (The) (a)	11,889	255,970
	Lowe's Cos., Inc. (a)	19,464	355,607
	Ross Stores, Inc. (a)	16,894	497,022
			1,336,771
	Tobacco 0.9%
	Philip Morris International, Inc. (a)	11,617	431,572

	Trading Companies & Distributors 1.2%
	Fastenal Co. (a)	15,476	528,970

	Wireless Telecommunication Services 2.1%
	American Tower Corp. Class A (b)	13,974	423,971
	MetroPCS Communications, Inc. (b)	15,163	206,065
	NII Holdings, Inc. (b)	16,162	313,543
			943,579

	Total Common Stocks (Cost $68,813,745)		58,982,806

		Principal Amount	Value
	Short-Term Investment 1.1%
	Repurchase Agreement 1.1%

State Street Bank and Trust Co.
0.05%, dated 1/30/09
due 2/2/09
Proceeds at Maturity $501,616 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $515,000 and a Market Value of $514,588)
		$501,614	501,614

	Total Short-Term Investment (Cost $501,614)		501,614

	Total Investments, Before Investments Sold Short (Cost $69,315,359) (d)	130.0%	59,484,420

	Investments Sold Short (29.6%)
		Shares	Value
	Common Stocks Sold Short (29.6%)

	Aerospace & Defense (0.2%)
	Curtiss-Wright Corp.	(3,202)	(103,425)

	Air Freight & Logistics (0.7%)
	Expeditors International of Washington, Inc.	(5,966)	(165,914)
	United Parcel Service, Inc. Class B	(3,167)	(134,566)
			(300,480)

	Airlines (0.2%)
	AMR Corp. (b)	(15,980)	(94,921)

	Auto Components (0.5%)
	BorgWarner, Inc.	(7,964)	(134,432)
	Magna International, Inc. Class A	(3,565)	(99,214)
			(233,646)
	Automobiles (0.0%)‡
	Daimler A.G.	(692)	(19,369)

	Beverages (0.2%)
	Diageo PLC, Sponsored ADR (c)	(1,883)	(102,322)

	Biotechnology (0.6%)
	Myriad Genetics, Inc. (b)	(924)	(68,903)
	Vertex Pharmaceuticals, Inc. (b)	(6,159)	(203,555)
			(272,458)
	Capital Markets (0.9%)
	Eaton Vance Corp.	(2,857)	(54,683)
	Northern Trust Corp.	(3,506)	(201,665)
	TD Ameritrade Holding Corp. (b)	(14,076)	(158,214)
			(414,562)
	Chemicals (1.8%)
	Agrium, Inc.	(2,732)	(91,440)
	Albemarle Corp.	(7,169)	(159,510)
	Ashland, Inc.	(14,539)	(116,603)
	C.F. Industries Holdings, Inc.	(3,232)	(151,904)
	Potash Corp. of Saskatchewan	(1,440)	(107,798)
	Praxair, Inc.	(3,048)	(189,769)
			(817,024)
	Commercial Banks (0.4%)
	Bank of Montreal	(3,994)	(106,640)
	Westamerica Bancorp.	(2,099)	(89,690)
			(196,330)
	Commercial Services & Supplies (0.7%)
	Iron Mountain, Inc. (b)	(7,775)	(159,077)
	Stericycle, Inc. (b)	(3,333)	(163,050)
			(322,127)
	Consumer Finance (0.0%)‡
	SLM Corp. (b)	(1,822)	(20,862)

	Diversified Consumer Services (0.0%)‡
	Hillenbrand, Inc.	(1,124)	(20,783)

	Diversified Financial Services (0.3%)
	NASDAQ OMX Group, Inc. (The) (b)	(7,237)	(157,911)

	Diversified Telecommunication Services (0.3%)
	Level 3 Communications, Inc. (b)	(126,919)	(126,919)

	Electric Utilities (0.2%)
	PPL Corp.	(3,531)	(108,261)

	Electrical Equipment (0.7%)
	General Cable Corp. (b)	(9,800)	(161,308)
	Roper Industries, Inc.	(4,088)	(168,180)
			(329,488)

	Electronic Equipment & Instruments (1.1%)
	Amphenol Corp. Class A	(6,814)	(178,186)
	FLIR Systems, Inc. (b)	(5,866)	(146,474)
	Mettler-Toledo International, Inc. (b)	(2,500)	(166,450)
			(491,110)

Energy Equipment & Services (2.1%)
Diamond Offshore Drilling, Inc.	(2,584)	(162,172)
ENSCO International, Inc.	(5,344)	(146,212)
National Oilwell Varco, Inc. (b)	(5,229)	(138,255)
Schlumberger, Ltd.	(3,548)	(144,794)
Smith International, Inc.	(6,501)	(147,573)
Unit Corp. (b)	(6,678)	(166,549)
Weatherford International, Ltd. (b)	(3,080)	(33,972)
		(939,527)
Food & Staples Retailing (0.3%)
Sysco Corp.	(5,843)	(130,241)

Food Products (0.5%)
McCormick & Co., Inc.	(3,954)	(126,686)
Unilever N.V.	(4,264)	(93,680)
		(220,366)
Gas Utilities (0.8%)
Equitable Resources, Inc.	(5,293)	(181,179)
Questar Corp.	(5,515)	(187,400)
		(368,579)
Health Care Equipment & Supplies (2.3%)
C.R. Bard, Inc.	(2,184)	(186,885)
Idexx Laboratories, Inc. (b)	(5,328)	(174,758)
Intuitive Surgical, Inc. (b)	(1,368)	(141,219)
NuVasive, Inc. (b)	(2,860)	(106,793)
Stryker Corp.	(4,264)	(180,111)
Thoratec Corp. (b)	(3,462)	(100,294)
Varian Medical Systems, Inc. (b)	(4,041)	(150,042)
		(1,040,102)
Health Care Providers & Services (1.1%)
DaVita, Inc. (b)	(3,659)	(171,973)
Laboratory Corp. of America Holdings (b)	(2,716)	(160,787)
Quest Diagnostics, Inc.	(3,783)	(186,691)
		(519,451)
Health Care Technology (0.3%)
Cerner Corp. (b)	(4,596)	(154,977)

Hotels, Restaurants & Leisure (0.6%)
Bally Technologies, Inc. (b)	(6,178)	(124,734)
Ctrip.com International, Ltd., ADR (c)	(2,019)	(42,379)
Tim Hortons, Inc.	(3,842)	(94,398)
		(261,511)
Household Products (0.4%)
Kimberly-Clark Corp.	(3,122)	(160,689)

Independent Power Producers & Energy Traders (0.5%)
Calpine Corp. (b)	(17,225)	(127,637)
Ormat Technologies, Inc.	(3,500)	(108,465)
		(236,102)
Industrial Conglomerates (0.8%)
General Electric Co.	(12,988)	(157,544)
Tyco International, Ltd.	(9,034)	(189,895)
		(347,439)
Insurance (0.4%)
Brown & Brown, Inc.	(8,975)	(171,692)

Internet Software & Services (0.4%)
eBay, Inc. (b)	(13,589)	(163,340)

IT Services (1.0%)
Automatic Data Processing, Inc.	(4,117)	(149,570)
DST Systems, Inc. (b)	(4,706)	(149,510)
Paychex, Inc.	(5,558)	(135,004)
		(434,084)
Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc. Class A (b)	(1,433)	(91,053)
Techne Corp.	(2,747)	(164,738)
		(255,791)
Machinery (2.3%)
Caterpillar, Inc.	(3,999)	(123,369)
CLARCOR, Inc.	(3,412)	(103,520)
Donaldson Co., Inc.	(6,000)	(186,720)
Eaton Corp.	(3,749)	(165,031)
Illinois Tool Works, Inc.	(5,259)	(171,759)
Joy Global, Inc.	(7,950)	(165,599)
Pall Corp.	(5,346)	(139,370)
		(1,055,368)
Media (0.3%)
Time Warner Cable, Inc. Class A (b)	(3,252)	(60,585)
Viacom, Inc. Class B (b)	(3,654)	(53,896)
		(114,481)
Metals & Mining (0.6%)
Alcoa, Inc.	(19,318)	(150,487)
Allegheny Technologies, Inc.	(1,036)	(22,885)
Compass Minerals International, Inc.	(1,355)	(81,531)
		(254,903)
Multiline Retail (0.3%)
Nordstrom, Inc.	(10,357)	(131,430)

Oil & Gas (1.7%)
EOG Resources, Inc.	(2,681)	(181,707)
Peabody Energy Corp.	(2,816)	(70,400)
Range Resources Corp.	(5,193)	(186,117)
St. Mary Land & Exploration Co.	(8,777)	(169,835)
Suncor Energy, Inc.	(4,653)	(89,570)
Ultra Petroleum Corp. (b)	(2,852)	(102,187)
		(799,816)

Personal Products (0.4%)
Bare Escentuals, Inc. (b)	(16,822)	(61,064)
Chattem, Inc. (b)	(1,682)	(113,703)
		(174,767)
Pharmaceuticals (0.1%)
Teva Pharmaceutical Industries, Ltd.	(1,598)	(66,237)

Real Estate Investment Trusts (0.1%)
Camden Property Trust	(2,223)	(58,598)

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc. (b)	(80,252)	(175,752)
Intersil Corp. Class A	(17,045)	(158,689)
		(334,441)

Software (1.0%)
ANSYS, Inc. (b)	(5,951)	(147,942)
Intuit, Inc. (b)	(7,397)	(167,542)
VMware, Inc. (b)	(7,559)	(156,471)
		(471,955)

Specialty Retail (0.6%)
O'Reilly Automotive, Inc. (b)	(5,987)	(174,042)
Tiffany & Co.	(5,692)	(118,109)
		(292,151)

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc. (b)	(7,957)	(116,172)
Trading Companies & Distributors (0.3%)
GATX Corp.	(5,497)	(132,478)

Total Investments Sold Short (Proceeds $14,137,324)	(29.6%)	(13,538,686)

Total Investments, Net of Investments Sold Short (Cost $55,178,035)	100.4%	45,945,734
Liabilities in Excess of
Cash and Other Assets	(0.4)	(180,368)
Net Assets	100.0%	$45,765,366

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis NYLIM confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options, investment sold short).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	ADR - American Depositary Receipt.
(d)	At January 31, 2009, cost is $71,698,446 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$859,001
	Gross unrealized depreciation	(13,073,027)
	Net unrealized depreciation	$(12,214,026)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$58,982,806
Level 2 - Other Significant Observable Inputs	501,614
Level 3 - Significant Unobservable Inputs	-
Total	$59,484,420

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's liabilities carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$(13,538,686)
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$(13,538,686)

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 High Yield Fund

Portfolio of Investments ††† January 31, 2009 unaudited
		Principal Amount	Value
	Long-Term Bonds 117.2%†
	Asset-Backed Securities 1.3%
	Airlines 1.1%
	American Airlines Pass Through Trust 2001-02 6.978%, due 10/1/12	$253,214	$234,223
	Continental Airlines, Inc.
	9.558%, due 3/1/21	332,360	201,078
	9.798%, due 4/1/21	457,531	269,943
	Northwest Airlines, Inc. 7.027%, due 11/1/19	1,025,000	594,500
			1,299,744

	Student Loans ABS 0.2%
	Rutland Rated Investments Series DRYD-1A, Class A1AL 1.875%, due 6/20/13 (a)(b)(c)(d)	750,000	261,680

	Total Asset-Backed Securities (Cost $1,841,333)		1,561,424

	Corporate Bonds 87.2%
	Advertising 0.4%
	Lamar Media Corp. 7.25%, due 1/1/13	500,000	411,250
	R.H. Donnelley, Inc. 11.75%, due 5/15/15 (b)	341,000	100,595
			511,845

	Aerospace & Defense 5.4%
	Alliant Techsystems, Inc. 6.75%, due 4/1/16 (e)	2,200,000	2,112,000
¤	DRS Technologies, Inc. 6.875%, due 11/1/13 (e)	2,200,000	2,191,750
	L-3 Communications Corp. Class B 6.375%, due 10/15/15 (e)	2,200,000	2,062,500
			6,366,250

	Airlines 0.1%
	American Airlines, Inc. 7.377%, due 5/23/19	228,775	109,812

	Apparel 2.0%
	Levi Strauss & Co. 9.75%, due 1/15/15	2,000,000	1,647,500
	Phillips-Van Heusen Corp.
	7.25%, due 2/15/11	500,000	468,750
	8.125%, due 5/1/13	285,000	257,925
			2,374,175

	Auto Manufacturers 0.8%
	Ford Motor Co. 7.45%, due 7/16/31	265,000	58,300
	General Motors Corp.
	7.375%, due 5/23/48	350,000	38,500
	8.375%, due 7/15/33	5,595,000	783,300
	8.80%, due 3/1/21	488,000	61,000
			941,100

	Banks 3.9%
	GMAC LLC
	6.625%, due 5/15/12 (b)	1,496,000	1,092,020
	8.00%, due 11/1/31 (b)	1,590,000	952,356
	Goldman Sachs Group, Inc. (The) 6.75%, due 10/1/37	750,000	570,107
	SunTrust Bank 7.25%, due 3/15/18	2,000,000	2,067,864
			4,682,347

	Beverages 1.8%
¤	Constellation Brands, Inc. 8.125%, due 1/15/12 (e)	2,200,000	2,183,500

	Building Materials 0.7%
	Nortek, Inc. 8.50%, due 9/1/14	750,000	153,750
	U.S. Concrete, Inc. 8.375%, due 4/1/14	1,295,000	712,250
			866,000

	Chemicals 2.5%
	Chemtura Corp. 6.875%, due 6/1/16	1,050,000	341,250
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 9.75%, due 11/15/14	500,000	60,000
	Innophos, Inc. 8.875%, due 8/15/14	805,000	627,900
	Mosaic Global Holdings, Inc. 7.375%, due 12/1/14 (b)	1,020,000	979,200
	Nalco Co. 7.75%, due 11/15/11	1,050,000	1,013,250
			3,021,600

	Coal 3.4%
	Arch Western Finance LLC 6.75%, due 7/1/13 (e)	2,260,000	2,141,350
	Foundation PA Coal Co. 7.25%, due 8/1/14	1,050,000	908,250
	Massey Energy Co. 6.875%, due 12/15/13	1,100,000	962,500
			4,012,100

	Commercial Services 6.0%
	Avis Budget Car Rental LLC 7.625%, due 5/15/14	1,005,000	311,550
	Corrections Corp. of America 6.25%, due 3/15/13 (e)	2,200,000	2,139,500
¤	Iron Mountain, Inc. 7.75%, due 1/15/15 (e)	2,200,000	2,186,250
	Stewart Enterprises, Inc. 6.25%, due 2/15/13	1,100,000	940,500
	United Rentals North America, Inc. 6.50%, due 2/15/12	1,930,000	1,582,600
			7,160,400

	Computers 0.6%
	SunGard Data Systems, Inc. 10.25%, due 8/15/15	1,050,000	714,000

	Electric 2.6%
	Edison Mission Energy 7.50%, due 6/15/13	1,100,000	1,056,000
	Energy Future Holdings Corp.
	6.55%, due 11/15/34	2,005,000	679,027
	11.25%, due 11/1/17 (f)	640,000	371,200
	NRG Energy, Inc. 7.25%, due 2/1/14	1,100,000	1,050,500
			3,156,727

	Electronics 0.3%
	Itron, Inc. 7.75%, due 5/15/12	370,000	329,300

	Entertainment 1.1%
	Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	1,000,000	555,000
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15	1,050,000	761,250
			1,316,250

	Environmental Controls 1.9%
	Aleris International, Inc. 9.00%, due 12/15/14 (f)	930,000	55,800
¤	Allied Waste North America, Inc. 5.75%, due 2/15/11 (e)	2,200,000	2,156,000
			2,211,800

	Finance - Auto Loans 2.8%
¤	Ford Motor Credit Co. LLC
	7.00%, due 10/1/13	525,000	326,837
	8.00%, due 12/15/16	5,070,000	3,035,865
			3,362,702

	Finance - Other Services 0.8%
	American Real Estate Partners, L.P./American Real Estate Finance Corp. 7.125%, due 2/15/13	1,200,000	978,000

	Food 2.0%
	Dean Foods Co. 7.00%, due 6/1/16	1,000,000	925,000
	Smithfield Foods, Inc. 7.00%, due 8/1/11	1,800,000	1,449,000
			2,374,000

	Forest Products & Paper 0.6%
	Boise Cascade LLC 7.125%, due 10/15/14	555,000	288,600
	NewPage Corp. 10.00%, due 5/1/12	1,000,000	385,000
			673,600

	Health Care - Products 0.9%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15 (b)(e)	1,165,000	1,025,200

	Health Care - Services 1.3%
	HCA, Inc. 6.50%, due 2/15/16	2,200,000	1,540,000

	Home Builders 0.7%
	DR Horton, Inc.
	5.625%, due 1/15/16	595,000	433,606
	6.50%, due 4/15/16	340,000	248,200
	KB Home 5.75%, due 2/1/14	225,000	162,000
			843,806

	Iron & Steel 1.9%
	AK Steel Corp. 7.75%, due 6/15/12	1,050,000	871,500
	California Steel Industries, Inc. 6.125%, due 3/15/14	2,100,000	1,438,500
			2,310,000

	Lodging 2.0%
	Boyd Gaming Corp. 7.75%, due 12/15/12	1,000,000	885,000
	Harrah's Operating Co., Inc.
	6.50%, due 6/1/16	1,050,000	157,500
	10.00%, due 12/15/18 (b)	181,000	65,160
	10.75%, due 2/1/16 (b)	791,000	185,885
	Mandalay Resort Group 6.375%, due 12/15/11	1,050,000	735,000
	Wynn Las Vegas LLC 6.625%, due 12/1/14	550,000	400,813
			2,429,358

	Machinery - Construction & Mining 1.6%
	Terex Corp. 7.375%, due 1/15/14 (e)	2,200,000	1,914,000

	Machinery - Diversified 1.8%
¤	Case New Holland, Inc. 6.00%, due 6/1/09 (e)	2,200,000	2,161,500

	Media 4.1%
	CCH II LLC/CCH II Capital Corp. 10.25%, due 10/1/13	2,000,000	1,040,000
	Clear Channel Communications, Inc.
	5.50%, due 9/15/14	400,000	54,000
	6.875%, due 6/15/18	170,000	22,525
	7.25%, due 10/15/27	575,000	77,625
	CSC Holdings, Inc. 7.625%, due 4/1/11	2,100,000	2,089,500
	Echostar DBS Corp. 6.375%, due 10/1/11	1,600,000	1,536,000
	Idearc, Inc. 8.00%, due 11/15/16	790,000	24,688
			4,844,338

	Metal Fabricate & Hardware 0.7%
	Mueller Water Products, Inc. 7.375%, due 6/1/17	1,050,000	813,750

	Mining 2.5%
	Century Aluminum Co. 7.50%, due 8/15/14	2,030,000	1,136,800
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17 (e)	2,200,000	1,826,000
			2,962,800

	Miscellaneous - Manufacturing 3.9%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	605,000	420,475
	Hexcel Corp. 6.75%, due 2/1/15	1,113,000	957,180
	Koppers, Inc. 9.875%, due 10/15/13	450,000	425,250
	RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	1,975,000	1,698,500
	SPX Corp. 7.625%, due 12/15/14 (b)	1,250,000	1,150,000
			4,651,405

	Office Furnishings 0.4%
	Interface, Inc. 10.375%, due 2/1/10	450,000	427,500

	Oil & Gas 7.1%
	Chesapeake Energy Corp. 6.875%, due 1/15/16 (e)	2,200,000	1,886,500
	Forest Oil Corp. 8.00%, due 12/15/11	1,250,000	1,203,125
	Frontier Oil Corp. 6.625%, due 10/1/11 (e)	2,200,000	2,101,000
	Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	1,565,000	1,212,875
	Southwestern Energy Co. 7.50%, due 2/1/18 (b)	95,000	89,775
	Tesoro Corp. 6.25%, due 11/1/12 (e)	2,200,000	1,897,500
			8,390,775

	Oil & Gas Services 1.2%
	Hornbeck Offshore Services Class B 6.125%, due 12/1/14 (e)	2,000,000	1,425,000

	Packaging & Containers 5.1%
	Ball Corp. 6.875%, due 12/15/12 (e)	1,550,000	1,550,000
¤	Crown Americas LLC / Crown Americas Capital Corp. 7.625%, due 11/15/13 (e)	2,200,000	2,200,000
¤	Owens-Brockway Glass Container, Inc. 6.75%, due 12/1/14 (e)	2,200,000	2,068,000
	Smurfit-Stone Container Enterprises, Inc. 8.00%, due 3/15/17	2,000,000	210,000
			6,028,000

	Pipelines 3.5%
	Dynegy Holdings, Inc. 8.75%, due 2/15/12 (e)	545,000	504,125
	El Paso Corp. 6.875%, due 6/15/14	1,100,000	1,014,750
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 8.50%, due 7/15/16	650,000	476,125
	Williams Partners L.P./Williams Partners Finance Corp. 7.50%, due 6/15/11 (e)	2,200,000	2,145,000
			4,140,000

	Real Estate Investment Trusts 1.9%
¤	Ventas Realty L.P./Ventas Capital Corp. 6.75%, due 6/1/10 (e)	2,276,000	2,219,100

	Retail 2.6%
	Inergy L.P./Inergy Finance Corp. 6.875%, due 12/15/14	1,050,000	908,250
¤	Nordstrom, Inc. 6.25%, due 1/15/18	3,000,000	2,151,090
			3,059,340

	Telecommunications 2.4%
	American Tower Corp. 7.00%, due 10/15/17 (b)(e)	1,600,000	1,536,000
	Lucent Technologies, Inc. 6.45%, due 3/15/29	985,000	329,975
	MetroPCS Wireless, Inc. 9.25%, due 11/1/14 (b)	160,000	146,800
	Qwest Corp. 6.50%, due 6/1/17	1,050,000	882,000
			2,894,775

	Textiles 0.4%
	INVISTA 9.25%, due 5/1/12 (b)	710,000	504,100

	Transportation 1.5%
	Bristow Group, Inc. 6.125%, due 6/15/13	1,100,000	869,000
	KAR Holdings, Inc. 10.00%, due 5/1/15	520,000	187,200
	PHI, Inc. 7.125%, due 4/15/13	1,100,000	704,000
			1,760,200

	Total Corporate Bonds (Cost $123,125,847)		103,690,455

	Foreign Bonds 7.5%
	Banks 1.0%
	Morgan Stanley 6.50%, due 4/15/11	EUR	950,000	1,173,975

	Building Materials 0.3%
	PERI GmbH 5.625%, due 12/15/11		350,000	362,993

	Chemicals 0.5%
	Evonik Degussa GmbH 5.125%, due 12/10/13		498,000	616,859

	Commercial Services 0.4%
¤	Iron Mountain, Inc. 6.75%, due 10/15/18		500,000	515,361

	Diversified Financial Services 0.8%
	Barry Callebaut Services N.V. 6.00%, due 7/13/17		270,000	286,938
	General Motors Acceptance Corp. of Canada, Ltd. 6.00%, due 5/23/12		700,000	600,507
				887,445

	Electric 0.4%
	Intergen N.V. 8.50%, due 6/30/17		500,000	518,562

	Health Care - Products 0.6%
	Fresnius Finance B.V. 5.00%, due 1/31/13		500,000	640,200

	Leisure Time 0.3%
	TUI A.G. 5.125%, due 12/10/12		500,000	390,522

	Mining 0.4%
	Fortescue Metals Group, Ltd. Series Reg S 9.75%, due 9/1/13		650,000	445,259

	Miscellaneous - Manufacturing 0.8%
	Bombardier, Inc. 7.25%, due 11/15/16		1,000,000	934,692

	Packaging & Containers 1.1%
	IFCO Systems N.V. 10.375%, due 10/15/10		650,000	740,711
¤	Owens-Brockway Glass Container, Inc. 6.75%, due 12/1/14		500,000	544,170
				1,284,881

	Telecommunications 0.9%
	Softbank Corp. 7.75%, due 10/15/13		600,000	537,768
	TDC A/S 6.50%, due 4/19/12		500,000	569,778
				1,107,546

	Total Foreign Bonds (Cost $10,957,528)			8,878,295

Loan Assignments & Participations 12.0% (g)
Aerospace & Defense 0.8%
Be Aerospace Term Loan B 5.78%, due 7/21/14	$498,747	458,847
Hawker Beechcraft Acquisition Co. LLC
Term Loan 2.754%, due 3/26/14	942,272	510,398
LC Facility Deposits 3.459%, due 3/26/14	55,330	29,970
		999,215

Broadcasting 1.6%
Charter Communications Operating LLC Replacement Term Loan 3.442%, due 3/6/14	2,479,975	1,888,164

Diversified Natural Resources, Precious Metals & Minerals 1.0%
Domtar Corp. Tranche B Term Loan 1.796%, due 3/7/14	1,490,260	1,245,431

Diversified/Conglomerate Manufacturing 1.0%
Georgia-Pacific Corp. New Term Loan B 4.102%, due 12/20/12	1,329,549	1,144,660

Electronics 0.6%
SunGard Data Systems, Inc. Term Loan B 3.707%, due 2/28/14	992,405	768,405

Healthcare, Education & Childcare 0.8%
Invitrogen Corp. Term Loan B 5.25%, due 11/20/15	947,625	926,303

Hotels, Motels, Inns & Gaming 0.5%
Isle of Capri Casinos, Inc.
New Delayed Draw Term Loan A 3.209%, due 1/18/14	180,730	119,927
New Delayed Draw Term Loan B 3.209%, due 7/26/14	205,506	136,368
New Term Loan B 3.209%, due 7/26/14	513,764	340,919
		597,214

Mining, Steel, Iron & Non-Precious Metals 0.3%
Aleris International, Inc. New Term Loan B 2.375%, due 12/19/13	984,975	346,852

Oil & Gas 1.5%
Hercules Offshore LLC Term Loan B 3.21%, due 7/11/13	1,492,424	1,014,849
Precision Drilling Corp. Tranche B-1 Term Loan (zero coupon), due 9/30/14	1,000,000	825,000
		1,839,849

Personal, Food & Miscellaneous Services 1.1%
Aramark Corp.
Synthetic Letter of Credit 1.309%, due 1/27/14	88,868	77,562
Term Loan 3.334%, due 1/27/14	1,398,859	1,220,893
		1,298,455

Real Estate 0.3%
LyondellBasell Finance Co. Term Loan B2 (zero coupon), due 6/6/15	995,000	337,448

Telecommunications 0.7%
MetroPCS Wireless, Inc. Term Loan B 4.486%, due 11/4/13	900,394	782,405

Utilities 1.8%
Covanta Energy Corp.
Term Loan B 3.21%, due 2/10/14	995,906	880,132
Synthetic Letter of Credit 3.953%, due 2/10/14	499,025	441,014
TXU Corp. Term Loan B1 3.906%, due 10/29/14	1,097,222	764,093
		2,085,239

Total Loan Assignments & Participations (Cost $16,869,080)		14,259,640

Mortgage-Backed Securities 1.4%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.4%
Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 3A 4.586%, due 8/25/34	1,248,434	894,612
Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (a)	891,887	732,042
Total Mortgage-Backed Securities (Cost $1,684,878)		1,626,654

Yankee Bonds 7.8% (h)
Biotechnology 1.7%
FMC Finance III S.A. 6.875%, due 7/15/17 (e)	2,100,000	2,026,500

Home Builders 0.6%
Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15	1,000,000	697,500

Leisure Time 0.8%
Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27	2,000,000	980,000

Mining 0.8%
Novelis, Inc. 7.25%, due 2/15/15	1,750,000	980,000

Miscellaneous - Manufacturing 0.8%
Bombardier, Inc. 8.00%, due 11/15/14 (b)(e)	1,050,000	897,750

Oil & Gas 1.0%
Compton Petroleum Finance Corp. 7.625%, due 12/1/13	780,000	304,200
Petroplus Finance, Ltd. 6.75%, due 5/1/14 (b)	1,260,000	938,700
		1,242,900

Oil & Gas Services 1.4%
Compagnie Generale de Geophysique 7.50%, due 5/15/15 (e)	2,200,000	1,600,500

Telecommunications 0.7%
Nordic Telephone Co. 8.875%, due 5/1/16 (b)	1,000,000	810,000

Total Yankee Bonds (Cost $11,711,114)		9,235,150

Total Long-Term Bonds (Cost $166,189,780)		139,251,618

	Shares	Value
Convertible Preferred Stock 0.1%

Diversified Financial Services 0.1%
General Motors Acceptance Corp. Preferred Blocker, Inc. 7.00% (b)	622	155,228

Total Convertible Preferred Stock (Cost $195,775)		155,228

	Principal Amount	Value
Short-Term Investment 2.0%
Repurchase Agreement 2.0%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity$2,430,708 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $2,485,000 and a Market Value of $2,483,012)	$2,430,698	2,430,698

Total Short-Term Investment (Cost $2,430,698)		2,430,698

Total Investments, Before Investments Sold Short (Cost $168,816,253) (i)	119.3%	141,837,544

Investments Sold Short (19.1%)
Corporate Bonds Sold Short (9.7%)
Apparel (1.4%)
Levi Strauss & Co. 9.75%, due 1/15/15	$(2,000,000)	(1,647,500)

Banks (1.7%)
SunTrust Bank 7.25%, due 3/15/18	(2,000,000)	(2,067,864)

Entertainment (1.1%)
Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	(1,000,000)	(555,000)
Speedway Motorsports, Inc. 6.75%, due 6/1/13	(1,000,000)	(800,000)
		(1,355,000)

Food (0.8%)
Dean Foods Co. 7.00%, due 6/1/16	(1,000,000)	(925,000)

Forest Products & Paper (0.3%)
NewPage Corp. 10.00%, due 5/1/12	(1,000,000)	(385,000)

Lodging (1.5%)
Boyd Gaming Corp. 7.75%, due 12/15/12	(2,000,000)	(1,770,000)

Media (0.9%)
CCH II LLC / CCH II Capital Corp. 10.25%, due 10/1/13	(2,000,000)	(1,040,000)

Packaging & Containers (0.2%)
Smurfit-Stone Container Enterprises, Inc. 8.00%, due 3/15/17	(2,000,000)	(210,000)

Retail (1.8%)
Nordstrom, Inc. 6.25%, due 1/15/18	(3,000,000)	(2,151,090)

Total Corporate Bonds Sold Short (Proceeds $16,008,280)		(11,551,454)

U.S. Government Sold Short (8.0%)
United States Treasury Note 3.50%, due 2/15/18	(9,000,000)	(9,483,750)

Total U.S. Government Sold Short (Proceeds $8,935,527)		(9,483,750)

Total Investments Sold Short (Proceeds $27,701,910)	(19.1%)	(22,712,704)

Yankee Bonds Sold Short (1.4%)(h)
Home Builders (0.6%)
Desarrolladora Homex SAB de C.V. 7.50%, due 9/28/15	(1,000,000)	(697,500)

Leisure Time (0.8%)
Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27	(2,000,000)	(980,000)

Total Yankee Bonds Sold Short (Proceeds $2,758,103)		(1,677,500)

Total Investments, Net of Investments Sold Short (Cost $141,114,343)	100.2%	119,124,840
Liabilities in Excess of
Cash and Other Assets	(0.2)	(258,397)

Net Assets	100.0%	$118,866,443

¤	Among the Fund's 10 largest issuers, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options, investments sold short).

†	Percentages indicated are based on Fund net assets.
(a)	Illiquid security. The total market value of these securities at January 31, 2009 is $993,722, which represents 0.8% of the Fund's net assets.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(d)	Fair valued security. The total market value of this security at January 31, 2009 is $261,680, which represents 0.2% of the Fund's net assets.
(e)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(f)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(g)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2009. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(h)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	At January 31, 2009, cost is $196,477,542 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$972,273
Gross unrealized depreciation	(55,612,271)

Net unrealized depreciation	$(54,639,998)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$155,228
Level 2 - Other Significant Observable Inputs	141,420,636
Level 3 - Significant Unobservable Inputs	261,680
Total	$141,837,544

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's liabilities carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	(22,712,704)
Level 3 - Significant Unobservable Inputs	-
Total	$(22,712,704)

The Fund did not hold other financial instruments as of January 31, 2009.

Following is a reconciliation of investments in which significant unobservable asset inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$238,828
Accrued discounts/premiums	17,291
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	5,561
Net purchases (sales)	-
Net transfers in and/or out of Level 3	-
Balance as of 1/31/09	$261,680
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	5,561

As of January 31, 2009, the Fund held the following foreign currency.
		Currency	Cost	Value
Euro	EUR	2,028	$2,783	$2,597
			$2,783	$2,597

MainStay 130/30 International Fund

Portfolio of Investments ††† January 31, 2009 unaudited

	Shares	Value
Common Stocks 124.9%†
Australia 8.9%
AGL Energy, Ltd. (Multi-Utilities) (a)	40,305	$375,183
Amcor, Ltd. (Containers & Packaging) (a)	101,157	346,443
Ansell, Ltd. (Health Care Equipment & Supplies) (a)	43,416	281,658
Bank of Queensland, Ltd. (Commercial Banks)	18,886	88,801
Bendigo and Adelaide Bank, Ltd. (Commercial Banks)	20,899	132,792
BHP Billiton, Ltd. (Metals & Mining) (a)	16,295	315,792
BlueScope Steel, Ltd. (Metals & Mining) (a)	23,300	52,261
Boral, Ltd. (Construction Materials) (a)	94,692	199,154
Caltex Australia, Ltd. (Oil, Gas & Consumable Fuels)	4,525	25,215
Commonwealth Property Office Fund (Real Estate Investment Trusts) (a)	293,674	160,476
Computershare, Ltd. (IT Services)	10,251	47,223
Consolidated Media Holdings, Ltd. (Media) (a)	72,198	88,538
CSL, Ltd. (Biotechnology) (a)	22,905	545,769
Foster's Group, Ltd. (Beverages) (a)	115,209	400,425
Iluka Resources, Ltd. (Metals & Mining) (a)(b)	18,614	50,266
Incitec Pivot, Ltd. (Chemicals)	148,866	252,554
ING Office Fund (Real Estate Investment Trusts) (a)(c)	212,833	66,941
Metcash, Ltd. (Food & Staples Retailing)	61,004	163,188
PaperlinX, Ltd. (Paper & Forest Products)	27,384	7,656
Qantas Airways, Ltd. (Airlines) (a)	187,918	292,538
QBE Insurance Group, Ltd. (Insurance)	29,700	452,913
Ramsay Health Care, Ltd. (Health Care Providers & Services) (a)	23,820	152,866
Santo, Ltd. (Oil, Gas & Consumable Fuels) (a)	40,818	372,697
Telstra Corp, Ltd. (Diversified Telecommunication Services) (a)	168,989	406,953
United Group, Ltd. (Construction & Engineering) (a)	29,338	149,504
Westpac Banking Corp. (Commercial Banks) (a)	1,124	11,170
		5,438,976

Austria 0.9%
OMV A.G. (Oil, Gas & Consumable Fuels)	4,135	118,543
Raiffeisen International Bank Holding A.G. (Commercial Banks)	10,788	221,007
Strabag SE (Construction & Engineering) (a)	6,355	117,986
Verbund Oesterreichische Elektrizitaetswirtschafts A.G. Class A (Electric Utilities) (a)	1,861	71,413
		528,949

Belgium 2.3%
Bekaert S.A. (Electrical Equipment)	2,955	172,229
Delhaize Group (Food & Staples Retailing) (a)	2,853	184,110
InBev N.V. (Beverages) (a)	10,627	270,912
Nationale A Portefeuille (Diversified Financial Services) (a)	5,097	241,469
Omega Pharma S.A. (Health Care Equipment & Supplies) (a)	9,200	286,835
Tessenderlo Chemie N.V. (Chemicals) (a)	8,523	258,635
		1,414,190

Bermuda 0.1%
Aquarius Platinum, Ltd. (Metals & Mining) (a)	29,029	72,673
	Seadrill, Ltd. (Energy Equipment & Services)	2,800	23,369
			96,042

	Cayman Islands 0.3%
	ASM Pacific Technology, Ltd. (Semiconductors & Semiconductor Equipment)	6,900	21,356
	Chaoda Modern Agriculture Holdings, Ltd. (Food Products)	274,000	175,264
			196,620

	Denmark 1.2%
	Auriga Industries, Class B (Chemicals)	4,024	70,501
	Danske Bank A/S (Commercial Banks) (a)	4,658	47,205
	East Asiatic Co., Ltd. A/S (Food Products) (a)	10,564	347,482
	H Lundbeck A/S (Pharmaceuticals) (a)	7,800	163,452
	Vestas Wind Systems A/S (Electrical Equipment) (a)(b)	2,225	108,729
			737,369

	Finland 2.0%
	Konecranes OYJ (Machinery) (a)	11,660	179,602
	Nokia OYJ (Communications Equipment) (a)	52,536	645,091
	Outotec OYJ (Construction & Engineering)	24,932	354,345
	Wartsila OYJ (Machinery)	821	22,075
			1,201,113

	France 13.0%
	Alstom (Electrical Equipment) (a)	1,450	70,411
	AXA S.A. (Insurance) (a)	31,530	493,132
	BNP Paribas S.A. (Commercial Banks) (a)	7,904	303,710
	Bouygues S.A. (Construction & Engineering)	1,480	50,710
	Cap Gemini S.A. (IT Services) (a)	10,941	378,940
	Eramet (Metals & Mining) (a)	722	115,209
	Eurazeo (Diversified Financial Services) (a)	703	23,871
	France Telecom S.A. (Diversified Telecommunication Services) (a)	29,302	658,821
	GDF Suez S.A. (Multi-Utilities) (a)	11,930	459,324
	Gecina S.A. (Real Estate Investment Trusts) (a)	1,613	112,062
	Nexans S.A. (Electrical Equipment)	6,308	363,979
	Publicis Groupe (Media) (a)	14,780	347,829
	Renault S.A. (Automobiles)	15,957	309,739
	Safran S.A. (Aerospace & Defense) (a)	21,664	271,561
¤	Sanofi-Aventis (Pharmaceuticals) (a)	14,726	831,230
	SCOR SE (Insurance)	17,822	363,055
	Societe BIC S.A. (Commercial Services & Supplies)	2,560	137,669
	Sodexo (Hotels, Restaurants & Leisure) (a)	8,105	412,148
	Teleperformance (Professional Services)	1,683	46,266
¤	Total S.A. (Oil, Gas & Consumable Fuels) (a)	25,133	1,260,663
	Vallourec (Machinery)	2,913	286,766
	Vivendi S.A. (Media) (a)	22,985	594,780
			7,891,875

	Germany 9.8%
	Adidas A.G. (Textiles, Apparel & Luxury Goods) (a)	5,580	193,834
	Allianz SE (Insurance) (a)	1,411	119,419
	BASF A.G. (Chemicals) (a)	8,088	235,286
	Bayer A.G. (Pharmaceuticals) (a)	2,668	142,144
	Bilfinger Berger A.G. (Construction & Engineering) (a)	8,086	344,144
	Centrotherm Photovoltaics A.G. (Electrical Equipment) (b)	3,452	66,697
	Daimler A.G. (Automobiles)	675	19,014
	Deutsche Lufthansa A.G. (Airlines) (a)	27,198	330,831
	Deutsche Telekom A.G. (Diversified Telecommunication Services) (a)	49,958	605,760
¤	E.ON A.G. (Electric Utilities) (a)	26,129	844,419
	Fresenius SE (Health Care Equipment & Supplies) (a)	638	31,450
	Hannover Rueckversicherung A.G. (Insurance) (a)	13,703	421,439
	HeidelbergCement A.G. (Construction Materials)	6,684	259,741
	Heidelberger Druckmaschinen A.G. (Machinery) (a)	19,392	75,730
	Lanxess (Chemicals) (a)	21,700	318,412
	MAN A.G. (Machinery) (a)	7,086	309,568
	MLP A.G. (Capital Markets) (a)	20,924	227,992
	MTU Aero Engines Holding A.G. (Aerospace & Defense) (a)	13,078	366,717
	RWE A.G. (Multi-Utilities) (a)	1,044	81,367
	Salzgitter A.G. (Metals & Mining)	1,892	138,277
	SAP A.G. (Software) (a)	2,297	81,909
	Siemens A.G. (Industrial Conglomerates) (a)	3,615	203,568
	ThyssenKrupp A.G. (Metals & Mining)	18,423	376,006
	Volkswagen A.G. (Automobiles)	396	126,481
	Wacker Chemie A.G. (Chemicals) (a)	535	38,422
			5,958,627

	Greece 1.2%
	Alfa-Beta Vassilopoulos S.A. (Food & Staples Retailing) (a)	970	34,031
	Alpha Bank AE (Commercial Banks) (a)	20,355	171,492
	Coca Cola Hellenic Bottling Co. S.A. (Beverages) (a)	3,045	41,873
	EFG Eurobank Ergasias S.A. (Commercial Banks) (a)	40,917	257,759
	OPAP S.A. (Hotels, Restaurants & Leisure)	6,883	200,936
			706,091

	Hong Kong 2.0%
	BOC Hong Kong Holdings, Ltd. (Commercial Banks) (a)	382,500	396,102
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels) (a)	130,000	114,002
	Guangdong Investment, Ltd. (Water Utilities)	96,000	37,017
	Hutchison Whampoa, Ltd. (Industrial Conglomerates) (a)	55,000	283,715
	Hysan Development Co., Ltd. (Real Estate Management & Development) (a)	132,000	216,191
	Industrial and Commercial Bank of China Asia, Ltd. (Commercial Banks) (a)	188,572	177,769
	Wing Hang Bank, Ltd. (Commercial Banks)	2,500	12,219
			1,237,015

	Italy 3.7%
	Enel S.p.A. (Electric Utilities) (a)	90,091	506,974
ENI S.p.A. (Oil, Gas & Consumable Fuels) (a)	38,221	814,331
Fiat S.p.A. (Automobiles) (a)	55,918	201,547
Finmeccanica S.p.A. (Aerospace & Defense) (a)	25,173	395,481
MediaSet S.p.A. (Media) (a)	19,297	94,260
Telecom Italia S.p.A. (Diversified Telecommunication Services)	146,514	142,198
UniCredit S.p.A. (Commercial Banks) (a)	75,132	132,947
		2,287,738

Japan 27.9%
Asahi Breweries, Ltd. (Beverages) (a)	1,100	17,216
Astellas Pharma, Inc. (Pharmaceuticals) (a)	15,100	578,216
Benesse Corp. (Diversified Consumer Services) (a)	9,600	411,421
Canon, Inc. (Office Electronics) (a)	13,800	380,197
Casio Computer Co., Ltd. (Household Durables) (a)	21,900	174,790
Central Japan Railway Co. (Road & Rail) (a)	53	379,941
Chuo Mitsui Trust Holdings, Inc. (Commercial Banks) (a)	8,000	32,148
East Japan Railway Co. (Road & Rail) (a)	3,100	212,222
Hino Motors, Ltd. (Machinery) (a)	7,000	12,545
Hitachi Capital Corp. (Consumer Finance) (a)	13,700	169,125
Hitachi Software Engineering Co., Ltd. (Software) (a)	3,300	47,350
Hitachi, Ltd. (Electronic Equipment & Instruments) (a)	106,000	346,903
Honda Motor Co., Ltd. (Automobiles) (a)	2,400	55,301
JFE Holdings, Inc. (Metals & Mining) (a)	9,500	241,637
JGC Corp. (Construction & Engineering)	11,000	159,793
Jupiter Telecommunications Co., Ltd. (Media) (a)	350	333,890
Kao Corp. (Household Products) (a)	17,000	418,211
Kawasaki Kisen Kaisha, Ltd. (Marine)	33,000	122,692
KDDI Corp. (Wireless Telecommunication Services) (a)	72	456,838
Keiyo Bank, Ltd. (The) (Commercial Banks) (a)	75,000	374,019
Kirin Holdings Co., Ltd. (Beverages) (a)	39,000	497,078
Kiyo Holdings, Inc. (Commercial Banks) (a)	36,000	49,290
Konami Corp. (Software) (a)	19,100	389,293
Leopalace21 Corp. (Real Estate Management & Development)	22,500	193,104
Marubeni Corp. (Trading Companies & Distributors) (a)	59,000	214,760
Matsui Securities Co., Ltd. (Capital Markets)	50,100	382,017
Matsushita Electric Industrial Co., Ltd. (Household Durables) (a)	39,000	477,108
Mitsubishi Corp. (Trading Companies & Distributors) (a)	29,900	406,388
Mitsubishi Electric Corp. (Electrical Equipment)	7,000	32,727
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks) (a)	48,200	273,635
Mitsui & Co., Ltd. (Trading Companies & Distributors) (a)	46,000	491,568
Mitsui OSK Lines, Ltd. (Marine)	74,000	434,107
NEC Corp. (Computers & Peripherals) (a)	8,000	21,818
Nihon Kohden Corp. (Health Care Equipment & Supplies) (a)	1,100	20,791
Nihon Parkerizing Co, Ltd. (Chemicals) (a)	10,000	85,490
Nikon Corp. (Leisure Equipment & Products) (a)	21,000	223,009
Nintendo Co., Ltd. (Software)	200	63,004
Nippon Electric Glass Co., Ltd. (Electronic Equipment & Instruments)	3,000	20,137
Nippon Steel Corp. (Metals & Mining)	109,000	326,387
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (a)	11,900	582,846
Nissan Motor Co., Ltd. (Automobiles) (a)	100,700	308,260
NTT DoCoMo, Inc. (Wireless Telecommunication Services) (a)	349	615,368
Okinawa Electric Power Co., Inc. (The) (Electric Utilities) (a)	3,400	237,302
OKUMA Corp. (Machinery) (a)	16,000	53,075
Ono Pharmaceutical Co., Ltd. (Pharmaceuticals) (a)	7,300	385,985
Onward Holdings Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	4,000	27,339
ORIX Corp. (Consumer Finance)	5,760	258,394
Promise Co., Ltd. (Consumer Finance) (a)	1,200	22,321
San-In Godo Bank, Ltd. (The) (Commercial Banks) (a)	43,000	333,623
Seiko Epson Corp. (Computers & Peripherals) (a)	5,000	64,340
Seven & I Holdings Co, Ltd. (Food & Staples Retailing) (a)	19,200	520,421
Sony Corp. (Household Durables) (a)	3,000	59,442
Sumitomo Corp. (Trading Companies & Distributors) (a)	14,000	129,504
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks) (a)	400	16,252
Sumitomo Trust & Banking Co., Ltd. (The) (Commercial Banks) (a)	46,000	230,935
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals) (a)	9,800	463,628
Takefuji Corp. (Consumer Finance) (a)	18,680	134,535
Toagosei Co, Ltd. (Chemicals) (a)	116,000	304,736
Tokio Marine Holdings, Inc. (Insurance)	1,500	40,658
Tokyo Electric Power Co., Inc. (The) (Electric Utilities) (a)	2,600	81,906
Tokyo Gas Co., Ltd. (Gas Utilities)	108,000	513,341
Tokyo Steel Manufacturing Co, Ltd. (Metals & Mining) (a)	27,700	274,734
Toyo Suisan Kaisha, Ltd. (Food Products)	7,000	186,620
Toyota Motor Corp. (Automobiles) (a)	16,500	537,235
West Japan Railway Co. (Road & Rail) (a)	46	188,434
Yamaha Corp. (Leisure Equipment & Products) (a)	23,900	213,101
Yamato Kogyo Co., Ltd. (Metals & Mining) (a)	15,800	391,329
Yamazaki Baking Co., Ltd. (Food Products) (a)	20,000	271,609
		16,973,439

Luxembourg 0.6%
ArcelorMittal (Metals & Mining) (a)	2,753	62,409
Oriflame Cosmetics S.A. (Personal Products) (a)	12,665	300,511
		362,920

Netherlands 3.9%
European Aeronautic Defence and Space Co. N.V. (Aerospace & Defense) (a)	16,834	295,401
Heineken Holding N.V. (Beverages) (a)	5,356	143,603
Imtech N.V. (Construction & Engineering) (a)	23,839	369,639
ING Groep N.V. (Diversified Financial Services) (a)	13,399	109,490
Koninklijke Ahold N.V. (Food & Staples Retailing) (a)	42,989	518,011
Koninklijke Boskalis Westminster N.V. (Construction & Engineering) (a)	2,539	51,511
Koninklijke DSM N.V. (Chemicals) (a)	15,752	379,175
Royal KPN N.V. (Diversified Telecommunication Services) (a)	19,389	259,428
	Unilever N.V. (Food Products) (a)	1,931	42,365
	Unilever N.V., C.V.A (Food Products) (a)(d)	10,929	241,668
			2,410,291

	New Zealand 0.6%
	Contact Energy, Ltd. (Electric Utilities) (a)	60,268	210,271
	Fisher & Paykel Healthcare Corp. (Health Care Equipment & Supplies) (a)	74,730	128,277
	Kiwi Income Property Trust (Real Estate Investment Trusts)	63,625	32,958
			371,506

	Norway 0.7%
	StatoilHydro ASA (Oil, Gas & Consumable Fuels) (a)	24,650	426,056

	Portugal 1.4%
	Energias de Portugal S.A. (Electric Utilities) (a)	44,260	157,431
	Jeronimo Martins SGPS S.A. (Food & Staples Retailing) (a)	11,025	56,254
	Portucel Empresa Produtora de Pasta e Papel S.A. (Paper & Forest Products)	53,465	101,110
	Portugal Telecom SGPS S.A. Registered (Diversified Telecommunication Services) (a)	51,360	414,296
	Semapa-Sociedade de Investimento e Gestao (Paper & Forest Products)	12,054	98,160
			827,251

	Singapore 3.0%
	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts) (a)	49,000	47,390
	DBS Group Holdings, Ltd. (Commercial Banks) (a)(c)	56,000	327,186
	Jardine Cycle & Carriage, Ltd. (Distributors)	14,000	100,159
	Macquarie Prime (Real Estate Investment Trusts) (a)	65,000	22,175
	Singapore Airlines, Ltd. (Airlines) (a)	55,000	405,869
	SMRT Corp., Ltd. (Road & Rail) (a)	308,000	324,404
	United Overseas Bank, Ltd. (Commercial Banks) (a)	53,000	417,090
	UOL Group, Ltd. (Real Estate Management & Development)	44,000	57,128
	Venture Corp., Ltd. (Electronic Equipment & Instruments)	42,000	113,792
			1,815,193

	Spain 5.0%
	Banco Bilbao Vizcaya Argentaria S.A. (Commercial Banks) (a)	56,794	533,030
¤	Banco Santander S.A. (Commercial Banks) (a)	109,098	882,835
	Ebro Puleva S.A. (Food Products) (a)	10,575	130,799
	Gas Natural SDG S.A. (Gas Utilities) (a)	9,554	230,591
	Mapfre S.A. (Insurance)	27,125	76,755
	Prosegur Cia de Seguridad S.A. (Commercial Services & Supplies) (a)	7,578	232,966
	Repsol YPF S.A. (Oil, Gas & Consumable Fuels) (a)	3,213	57,759
	Telefonica S.A. (Diversified Telecommunication Services) (a)	36,602	652,832
	Viscofan S.A. (Food Products) (a)	12,196	229,552
			3,027,119

	Sweden 2.7%
	Alfa Laval AB (Machinery) (a)	15,200	106,745
	Elekta AB (Health Care Equipment & Supplies)	23,012	262,008
	Fabege AB (Real Estate Management & Development) (a)	85,998	288,861
	Kungsleden AB (Real Estate Management & Development)	59,626	306,478
	Securitas AB (Commercial Services & Supplies)	22,545	181,907
	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment) (a)	59,600	475,902
			1,621,901

	Switzerland 9.5%
	ABB, Ltd. (Electrical Equipment) (a)(b)	46,139	602,245
	Acino Holding A.G. (Pharmaceuticals)	153	27,965
	Actelion, Ltd. Registered (Biotechnology) (a)(b)	7,708	419,989
	Baloise Holding A.G. (Insurance) (a)	4,708	293,261
	Clariant A.G. (Chemicals) (a)(b)	25,690	128,018
	Compagnie Financiere Richemont S.A. (Textiles, Apparel & Luxury Goods) (a)	15,113	221,503
	Georg Fischer A.G. (Machinery) (b)	634	104,783
	Helvetia Holding A.G. (Insurance)	979	207,211
	Kuoni Reisen Holding A.G. (Hotels, Restaurants & Leisure)	243	69,345
¤	Nestle S.A. Registered (Food Products) (a)	30,944	1,071,929
¤	Novartis A.G. Registered (Pharmaceuticals) (a)	28,145	1,166,662
	PSP Swiss Property A.G. (Real Estate Management & Development) (a)(b)	4,131	175,048
	Roche Holding A.G., Genusscheine (Pharmaceuticals) (a)	4,855	683,944
	Swiss Life Holding (Insurance) (a)(b)	1,702	92,738
	UBS A.G. (Capital Markets) (b)	6,654	83,985
	Zurich Financial Services A.G. (Insurance) (a)	2,475	448,099
			5,796,725

	United Kingdom 23.0%
	Aggreko PLC (Commercial Services & Supplies)	57,848	327,788
	Anglo American PLC (Metals & Mining) (a)	6,931	127,162
	Antofagasta PLC (Metals & Mining) (a)	16,991	103,418
¤	AstraZeneca PLC (Pharmaceuticals) (a)	21,834	845,153
	Aveva Group PLC (Software) (a)	32,385	281,829
	BAE Systems PLC (Aerospace & Defense) (a)	27,648	161,171
	Beazley Group PLC (Insurance)	20,903	38,775
	BG PLC, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)(e)	12,953	178,423
	BHP Billiton PLC (Metals & Mining)	18,559	317,638
¤	BP PLC (Oil, Gas & Consumable Fuels) (a)	205,795	1,474,787
	British American Tobacco PLC (Tobacco) (a)	28,531	785,595
	British Insurance Holdings PLC (Insurance)	7,108	20,885
	Cable & Wireless PLC (Diversified Telecommunication Services) (a)	56,397	128,235
	Compass Group PLC (Hotels, Restaurants & Leisure) (a)	94,586	470,507
	Diageo PLC (Beverages) (a)	6,248	85,475
	DS Smith PLC (Containers & Packaging)	48,892	57,392
	Game Group PLC (Specialty Retail) (a)	58,186	121,004
¤	GlaxoSmithKline PLC (Pharmaceuticals) (a)	64,519	1,140,244
	Go-Ahead Group PLC (Road & Rail) (a)	9,107	129,801
	Henderson Group PLC (Capital Markets) (a)	420,993	384,196
	HMV Group PLC (Specialty Retail) (a)	94,892	189,774
	HSBC Holdings PLC (Commercial Banks) (a)	73,883	581,664
	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	24,328	185,095
	International Power PLC (Independent Power Producers & Energy Traders)	106,800	420,600
	Kazakhmys PLC (Metals & Mining)	102,848	333,493
	Lloyds TSB Group PLC (Commercial Banks) (a)(c)	103,181	135,624
	Logica PLC (IT Services)	262,051	249,695
	Man Group PLC (Capital Markets) (a)	118,567	354,394
	Michael Page International PLC (Professional Services) (a)	51,422	162,828
	Mondi PLC (Paper & Forest Products) (a)	121,377	322,336
	National Grid PLC (Multi-Utilities) (a)	1,690	15,871
	Reckitt Benckiser Group PLC (Household Products) (a)	13,880	538,073
	Rio Tinto PLC (Metals & Mining) (a)	1,561	34,069
	Royal Bank of Scotland Group PLC (Commercial Banks) (a)	70,940	22,617
¤	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (a)	35,885	899,678
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (a)	32,556	782,247
	Tesco PLC (Food & Staples Retailing) (a)	19,546	101,464
	Unilever PLC (Food Products)	1,563	34,656
	United Business Media, Ltd. (Media)	23,068	161,718
	Vedanta Resources PLC (Metals & Mining) (a)	3,880	31,095
	Vodafone Group PLC (Wireless Telecommunication Services) (a)	321,832	604,919
	WH Smith PLC (Specialty Retail) (a)	47,633	232,803
	WPP PLC (Media) (a)	73,784	417,553
			13,991,744

	United States 1.2%
	Autoliv, Inc. SDR (Auto Components) (a)(f)	18,924	364,195
	Synthes, Inc. (Health Care Equipment & Supplies) (a)	3,144	380,294
			744,489

	Total Common Stocks (Cost $109,250,083)		76,063,239

	Preferred Stocks 1.1%

	Germany 1.0%
	Fresenius SE (Health Care Equipment & Supplies) (a)	6,960	386,674
	RWE A.G. (Multi-Utilities) (a)	2,890	191,049
	Volkswagen A.G. (Automobiles) (a)	375	18,606
			596,329

	Italy 0.1%
	Fiat S.p.A. (Automobiles) (a)	27,304	78,747

	Total Preferred Stocks (Cost $1,061,810)		675,076

	Number of Rights	Value
Rights 0.0%‡

Singapore 0.0%‡
Ascendas Real Estate Expires 2/5/09 (Real Estate Investment Trusts) (g)	3,266	650

Total Rights (Cost $0)		650

	Number of Warrants	Value
Warrants 0.0%‡

Australia 0.0%‡
Beach Petroleum, Ltd. Strike Price A$2.00 Expires 6/30/10 (Oil, Gas & Consumable Fuels) (b)	3,503	85

Total Warrants (Cost $0)		85

	Principal Amount	Value
Short-Term Investment 1.7%

Repurchase Agreement 1.7%
United States 1.7%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $1,041,530 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $1,065,000 and a Market Value of $1,064,148) (Capital Markets)	$1,041,525	1,041,525

Total Short-Term Investment (Cost $1,041,525)		1,041,525

Total Investments, Before Investments Sold Short (Cost $111,353,418) (i)	127.7%	77,780,575

	Shares	Value
Investments Sold Short (28.5%)
Common Stocks Sold Short (28.5%)

Australia (2.3%)
Beach Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	(150,186)	(73,957)
ConnectEast Group (Transportation Infrastructure)	(172,659)	(50,465)
CSR, Ltd. (Industrial Conglomerates)	(215,483)	(195,108)
Harvey Norman Holdings, Ltd. (Multiline Retail)	(107,115)	(144,970)
Macquarie Airports (Transportation Infrastructure)	(149,394)	(217,378)
Newcrest Mining, Ltd. (Metals & Mining)	(9,324)	(183,658)
OZ Minerals, Ltd. (Metals & Mining) (g)	(546,698)	(143,291)
Primary Health Care, Ltd. (Health Care Providers & Services)	(49,922)	(152,258)
Spark Infrastructure Group (Electric Utilities) (c)(h)	(55,137)	(47,121)
Tatts Group, Ltd. (Hotels, Restaurants & Leisure)	(97,277)	(178,012)
		(1,386,218)

Austria (1.0%)
Andritz A.G. (Machinery)	(4,459)	(133,027)
Intercell A.G. (Biotechnology) (b)	(7,209)	(237,037)
RHI A.G. (Construction Materials) (b)	(6,505)	(104,112)
Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(5,683)	(154,699)
		(628,875)

Belgium (0.7%)
AGFA-Gevaert N.V. (Health Care Technology) (b)	(46,030)	(162,076)
EVS Broadcast Equipment S.A. (Communications Equipment)	(2,208)	(67,992)
Telenet Group Holding N.V. (Diversified Telecommunication Services) (b)	(14,100)	(223,504)
		(453,572)

Bermuda (0.4%)
Noble Group, Ltd. (Trading Companies & Distributors)	(330,000)	(229,531)

Denmark (0.1%)
NKT Holding A/S (Machinery)	(3,004)	(62,950)

Finland (0.8%)
Elisa OYJ (Diversified Telecommunication Services)	(13,126)	(208,233)
Kesko OYJ (Food & Staples Retailing)	(9,836)	(242,435)
M-real OYJ, Class B (Paper & Forest Products)	(76,950)	(55,175)
		(505,843)

France (3.3%)
Aeroports de Paris (Transportation Infrastructure)	(3,478)	(187,325)
Alcatel-Lucent (Communications Equipment) (b)	(78,740)	(156,672)
Compagnie Generale des Etablissements Michelin (Auto Components)	(3,893)	(153,127)
ICADE (Real Estate Investment Trusts)	(2,886)	(232,800)
Imerys S.A. (Construction Materials)	(686)	(27,440)
Ipsen S.A. (Pharmaceuticals)	(6,486)	(254,538)
JC Decaux S.A. (Media)	(14,755)	(203,943)
Legrand S.A. (Electrical Equipment)	(12,680)	(214,227)
Peugeot S.A. (Automobiles)	(13,258)	(225,860)
Rhodia S.A. (Chemicals)	(39,615)	(177,581)
Valeo S.A. (Auto Components)	(16,363)	(183,113)
		(2,016,626)

Germany (3.6%)
Baywa-Bayerische Warenvermit (Trading Companies & Distributors)	(3,150)	(89,135)
Celesio A.G. (Health Care Providers & Services)	(9,251)	(198,403)
Deutsche Boerse A.G. (Diversified Financial Services)	(1,725)	(87,243)
Deutsche Post A.G. (Air Freight & Logistics)	(10,803)	(135,279)
GEA Group A.G. (Machinery)	(14,238)	(164,620)
Gerresheimer A.G. (Life Sciences Tools & Services)	(6,981)	(143,016)
Kloeckner & Co. SE (Trading Companies & Distributors)	(16,412)	(237,457)
Krones A.G. (Machinery)	(6,060)	(211,672)
QIAGEN N.V. (Life Sciences Tools & Services) (b)	(14,894)	(255,923)
Stada Arzneimittel A.G. (Pharmaceuticals)	(9,138)	(223,944)
Suedzucker A.G. (Food Products)	(15,943)	(252,514)
Symrise (Chemicals)	(18,089)	(169,076)
		(2,168,282)

Italy (0.1%)
Autogrill S.p.A. (Hotels, Restaurants & Leisure)	(11,685)	(68,785)

Japan (3.1%)
Chiyoda Corp. (Construction & Engineering)	(14,000)	(71,219)
Ehime Bank, Ltd. (The) (Commercial Banks)	(13,000)	(42,689)
Hamamatsu Photonics KK (Electronic Equipment & Instruments)	(6,600)	(112,553)
Haseko Corp. (Household Durables)	(226,000)	(213,836)
Itochu Techno-Solutions Corp. (IT Services)	(2,100)	(47,337)
Maruha Nichiro Holdings, Inc. (Food Products)	(65,000)	(104,915)
Nipro Corp. (Health Care Equipment & Supplies)	(5,000)	(75,305)
Okasan Securities Group, Inc. (Capital Markets)	(11,000)	(45,060)
Shinko Securities Co, Ltd. (Capital Markets)	(13,000)	(26,627)
Sojitz Corp. (Trading Companies & Distributors)	(136,400)	(214,086)
Toda Corp. (Construction & Engineering)	(45,000)	(155,786)
Tokyo Style Co, Ltd. (Textiles, Apparel & Luxury Goods)	(3,000)	(22,808)
Tokyu Land Corp. (Real Estate Management & Development)	(66,000)	(212,323)
Toyobo Co, Ltd. (Textiles, Apparel & Luxury Goods)	(170,000)	(247,899)
Yokogawa Electric Corp. (Electronic Equipment & Instruments)	(40,700)	(188,017)
Zeon Corp. (Chemicals)	(30,000)	(97,512)
		(1,877,972)

Netherlands (1.5%)
Arcadis N.V. (Construction & Engineering)	(10,003)	(109,635)
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	(11,572)	(192,766)
Eurocommercial Properties N.V. (Real Estate Investment Trusts)	(6,884)	(199,643)
Fugro N.V. (Energy Equipment & Services)	(7,745)	(210,532)
SBM Offshore N.V. (Energy Equipment & Services)	(13,808)	(167,516)
		(880,092)

New Zealand (0.5%)
Auckland International Airport, Ltd. (Transportation Infrastructure)	(181,048)	(167,340)
Nufarm, Ltd. (Chemicals)	(16,449)	(118,104)
		(285,444)

Norway (1.0%)
Norsk Hydro A.S.A. (Metals & Mining)	(14,200)	(50,850)
Orkla A.S.A. (Industrial Conglomerates)	(32,800)	(219,049)
Renewable Energy Corp. A/S (Electrical Equipment) (b)	(23,100)	(233,155)
Schibsted A.S.A. (Media)	(13,100)	(124,845)
		(627,899)

Portugal (1.0%)
Banco Comercial Portugues S.A. (Commercial Banks) (b)	(203,050)	(207,988)
Banco Espirito Santo S.A. (Commercial Banks)	(26,201)	(174,448)
Sonae SGPS S.A. (Industrial Conglomerates)	(378,682)	(234,190)
		(616,626)

Singapore (1.7%)
Fraser and Neave, Ltd. (Industrial Conglomerates)	(106,000)	(202,226)
Parkway Holdings, Ltd. (Health Care Providers & Services)	(235,000)	(180,578)
Raffles Education Corp., Ltd. (Diversified Consumer Services)	(354,000)	(123,112)
Singapore Exchange, Ltd. (Diversified Financial Services)	(22,000)	(75,490)
Singapore Post, Ltd. (Air Freight & Logistics)	(461,000)	(235,142)
Singapore Technologies Engineering, Ltd. (Aerospace & Defense)	(142,000)	(214,467)
		(1,031,015)

Spain (0.3%)
Acciona S.A. (Electric Utilities)	(195)	(22,096)
Cintra Concesiones de Infraestructuras de Transporte S.A. (Transportation Infrastructure)	(34,055)	(169,620)
		(191,716)

Sweden (2.0%)
Axis Communications AB (Communications Equipment)	(20,956)	(125,875)
Kinnevik Investment AB (Diversified Financial Services)	(30,066)	(216,535)
Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (b)	(41,484)	(205,294)
Millicom International Cellular S.A. (Wireless Telecommunication Services)	(2,049)	(78,989)
Modern Times Group AB (Media)	(6,526)	(111,552)
SAAB AB (Aerospace & Defense)	(16,275)	(153,203)
SSAB Svenskt Stal AB (Metals & Mining)	(20,185)	(133,308)
Svenska Cellulosa AB (Paper & Forest Products)	(24,434)	(191,307)
		(1,216,063)

Switzerland (2.0%)
Barry Callebaut A.G. (Food Products) (b)	(374)	(167,670)
Basilea Pharmaceutica, Registered (Biotechnology) (b)	(2,180)	(271,584)
EMS-Chemie Holding A.G. (Chemicals)	(520)	(37,232)
Givaudan S.A. (Chemicals)	(102)	(69,252)
Kaba Holding A.G. (Building Products)	(285)	(58,971)
Kuehne & Nagel International A.G. (Marine)	(3,669)	(202,445)
Lindt & Spruengli A.G. (Food Products)	(3)	(57,858)
Lonza Group A.G. (Life Sciences Tools & Services)	(1,899)	(173,708)
Sika A.G. (Chemicals)	(151)	(119,118)
Swatch Group A.G. (The) (Textiles, Apparel & Luxury Goods)	(448)	(50,172)
		(1,208,010)

United Kingdom (3.1%)
Bellway PLC (Household Durables)	(29,062)	(242,592)
Britvic PLC (Beverages)	(16,260)	(54,197)
Cairn Energy PLC (Oil, Gas & Consumable Fuels) (b)	(6,491)	(171,203)
Croda International (Chemicals)	(11,980)	(86,981)
Dimension Data Holdings PLC (IT Services)	(66,463)	(34,675)
Hammerson PLC (Real Estate Investment Trusts)	(18,480)	(108,665)
Invensys PLC (Machinery) (b)	(53,742)	(120,718)
Misys PLC (Software)	(127,203)	(214,759)
Mitchells & Butlers PLC (Hotels, Restaurants & Leisure)	(65,947)	(177,044)
Premier Oil PLC (Oil, Gas & Consumable Fuels) (b)	(19,656)	(201,392)
SSL International PLC (Health Care Equipment & Supplies)	(28,291)	(206,636)
Tullett Prebon PLC (Capital Markets)	(69,879)	(155,194)
Victrex PLC (Chemicals)	(6,249)	(38,941)
Wellstream Holdings PLC (Energy Equipment & Services)	(9,682)	(66,929)
Xchanging PLC (IT Services)	(8,022)	(25,344)
		(1,905,270)

Total Investments Sold Short (Proceeds $18,843,805)	(28.5)%	(17,360,789)

Total Investments, Net of Investments Sold Short (Cost $92,509,613)	99.2%	60,419,786
Cash and Other Assets,
Less Liabilities	0.8	474,462
Net Assets	100.0%	$60,894,248

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options, investments sold short).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Illiquid security. The total market value of these securities at January 31, 2009 is $482,630, which represents 0.8% of the Fund's net assets.
(d)	CVA - Certificaten Van Aandelen.
(e)	ADR - American Depositary Receipt.
(f)	SDR - Swedish Depositary Receipt.
(g)	Fair valued security. The total market value of these securities at January 31, 2009 is $(142,641), which represents (0.2%) of the Fund's net assets.
(h)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	At January 31, 2009, cost is $111,645,246 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$834,579
Gross unrealized depreciation	(34,699,250)
Net unrealized depreciation	$(33,864,671)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$76,738,400
Level 2 - Other Significant Observable Inputs	1,041,525
Level 3 - Significant Unobservable Inputs	650
Total	$77,780,575

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's liabilities carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$(17,217,498)
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	(143,291)
Total	$(17,360,789)

The Fund did not hold other financial instruments as of January 31, 2009.

Following is a reconciliation of investments in which significant unobservable asset inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$6,906
Accrued discounts/premiums	-
Realized gain (loss)	(186,029)
Change in unrealized appreciation/depreciation	189,570
Net purchases (sales)	(9,797)
Net transfers in and/or out of Level 3	-
Balance as of 1/31/09	$650
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	-

Following is a reconciliation of investments in which significant unobservable liability inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	31,450
Net purchases (sales)	(174,741)
Net transfers in and/or out of Level 3	-
Balance as of 1/31/09	$(143,291)
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	-

As of January 31, 2009, the Fund held the following foreign currency.

		Currency	Cost	Value
Australian Dollar (a)	AUD	(470)	$(310)	$(299)
Euro	EUR	121,259	159,593	155,260
Hong Kong Dollar	HKD	87,849	11,327	11,329
Japanese Yen	JPY	1,065,198	11,894	11,857
New Zealand Dollar	NZD	5,127	2,765	2,604
Norwegian Krone	NOK	8	1	1
Pound Sterling	GBP	71,523	104,173	103,651
Singapore Dollar	SGD	109,960	73,579	72,840
Swiss Franc	CHF	6	5	5
			$363,027	$357,248

(a) Currency was overdrawn as of January 31, 2009.

MainStay All Cap Growth Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 98.5%†

	Aerospace & Defense 5.3%
¤	L-3 Communications Holdings, Inc.	41,300	$3,263,526
	Precision Castparts Corp.	35,200	2,286,240
	United Technologies Corp.	65,200	3,128,948
			8,678,714

	Beverages 4.5%
	Coca-Cola Co. (The)	58,000	2,477,760
	Hansen Natural Corp. (a)	49,300	1,651,550
	PepsiCo, Inc.	64,700	3,249,881
			7,379,191

	Biotechnology 5.5%
	Celgene Corp. (a)	9,700	513,615
	Genentech, Inc. (a)	36,700	2,981,508
¤	Gilead Sciences, Inc. (a)	97,700	4,960,229
	United Therapeutics Corp. (a)	9,100	618,345
			9,073,697

	Capital Markets 0.6%
	Affiliated Managers Group, Inc. (a)	26,400	1,061,016

	Chemicals 4.7%
	Monsanto Co.	31,600	2,403,496
¤	Praxair, Inc.	61,400	3,822,764
	Scotts Miracle-Gro Co. (The) Class A	45,400	1,462,788
			7,689,048

	Commercial Banks 0.5%
	BB&T Corp.	12,200	241,438
	U.S. Bancorp	13,000	192,920
	Wells Fargo & Co.	19,000	359,100
			793,458

	Commercial Services & Supplies 0.7%
	Iron Mountain, Inc. (a)	59,600	1,219,416

	Communications Equipment 4.4%
	Harris Corp.	56,100	2,428,569
	QUALCOMM, Inc.	65,000	2,245,750
	Research In Motion, Ltd. (a)	48,000	2,659,200
			7,333,519

	Computers & Peripherals 7.4%
	Apple, Inc. (a)	34,800	3,136,524
	EMC Corp. (a)	227,200	2,508,288
	Hewlett-Packard Co.	60,500	2,102,375
¤	International Business Machines Corp.	43,700	4,005,105
	Logitech International S.A. (a)	47,400	454,566
			12,206,858

	Construction & Engineering 1.9%
	Quanta Services, Inc. (a)	146,400	3,130,032

	Containers & Packaging 0.7%
	Crown Holdings, Inc. (a)	64,000	1,200,000

	Distributors 0.7%
	LKQ Corp. (a)	93,100	1,075,305

	Diversified Consumer Services 1.1%
	Capella Education Co. (a)	33,800	1,870,154

	Diversified Telecommunication Services 1.1%
	NTELOS Holdings Corp.	83,300	1,802,612

	Electrical Equipment 1.4%
	Roper Industries, Inc.	57,900	2,382,006

	Electronic Equipment & Instruments 3.7%
	Amphenol Corp. Class A	113,800	2,975,870
	Anixter International, Inc. (a)	50,900	1,373,282
	Avnet, Inc. (a)	87,800	1,740,196
			6,089,348

	Energy Equipment & Services 4.1%
	Baker Hughes, Inc.	40,400	1,346,128
	Cameron International Corp. (a)	76,700	1,776,372
	National Oilwell Varco, Inc. (a)	66,700	1,763,548
	Transocean, Ltd. (a)	17,971	981,576
	Weatherford International, Ltd. (a)	87,500	965,125
			6,832,749

	Food & Staples Retailing 3.4%
	CVS Caremark Corp.	39,000	1,048,320
	Kroger Co. (The)	48,100	1,082,250
¤	Wal-Mart Stores, Inc.	72,300	3,406,776
			5,537,346

	Food Products 0.9%
	General Mills, Inc.	25,700	1,520,155

	Health Care Equipment & Supplies 6.2%
	Baxter International, Inc.	28,000	1,642,200
¤	Becton, Dickinson & Co.	45,500	3,306,485
	C.R. Bard, Inc.	23,400	2,002,338
¤	St. Jude Medical, Inc. (a)	89,900	3,269,663
			10,220,686

	Health Care Providers & Services 2.3%
¤	Medco Health Solutions, Inc. (a)	84,200	3,783,106

	Hotels, Restaurants & Leisure 1.1%
	McDonald's Corp.	30,600	1,775,412

	Household Products 3.2%
	Church & Dwight Co., Inc.	23,100	1,229,613
	Colgate-Palmolive Co.	39,100	2,543,064
	Procter & Gamble Co. (The)	26,400	1,438,800
			5,211,477

	Independent Power Producers & Energy Traders 1.1%
	NRG Energy, Inc. (a)	76,100	1,777,696

	Internet Software & Services 3.3%
	Akamai Technologies, Inc. (a)	114,900	1,548,852
	Equinix, Inc. (a)	37,900	2,021,965
	Google, Inc. Class A (a)	5,300	1,794,209
			5,365,026

	IT Services 1.7%
	Alliance Data Systems Corp. (a)	40,800	1,696,872
	Fiserv, Inc. (a)	34,700	1,101,725
			2,798,597

	Life Sciences Tools & Services 3.1%
	Covance, Inc. (a)	14,800	571,280
	ICON PLC, Sponsored ADR (a)(b)	29,100	584,910
¤	Thermo Fisher Scientific, Inc. (a)	110,500	3,970,265
			5,126,455

	Machinery 2.6%
	Caterpillar, Inc.	12,600	388,710
	Danaher Corp.	50,800	2,841,244
	Illinois Tool Works, Inc.	34,200	1,116,972
			4,346,926

	Multiline Retail 1.8%
	Kohl's Corp. (a)	81,000	2,973,510

	Oil, Gas & Consumable Fuels 0.9%
	Williams Cos., Inc.	103,000	1,457,450

	Personal Products 1.2%
	Avon Products, Inc.	71,500	1,462,175
	Chattem, Inc. (a)	6,700	452,920
			1,915,095

	Pharmaceuticals 3.4%
	Abbott Laboratories	54,600	3,027,024
	Bristol-Myers Squibb Co.	70,600	1,511,546
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	25,100	1,040,395
			5,578,965

	Road & Rail 1.4%
	Norfolk Southern Corp.	48,100	1,845,116
	Union Pacific Corp.	9,700	424,763
			2,269,879

	Semiconductors & Semiconductor Equipment 1.5%
	Intel Corp.	81,800	1,055,220
	RF Micro Devices, Inc. (a)	1,053,200	1,137,456
	Skyworks Solutions, Inc. (a)	79,200	342,144
			2,534,820

	Software 3.4%
	Autodesk, Inc. (a)	7,800	129,168
	FactSet Research Systems, Inc.	26,650	1,060,670
¤	Microsoft Corp.	253,300	4,331,430
			5,521,268

	Specialty Retail 2.9%
	GameStop Corp. Class A (a)	67,000	1,660,260
	Guess?, Inc.	112,100	1,803,689
	Urban Outfitters, Inc. (a)	87,900	1,369,482
			4,833,431

	Textiles, Apparel & Luxury Goods 0.8%
	Phillips-Van Heusen Corp.	69,200	1,316,184

	Tobacco 1.9%
	Philip Morris International, Inc.	82,700	3,072,305

	Wireless Telecommunication Services 2.1%
	American Tower Corp. Class A (a)	74,400	2,257,296
	SBA Communications Corp. Class A (a)	60,700	1,207,930
			3,465,226

	Total Common Stocks (Cost $195,062,895)		162,218,138

	Principal Amount	Value
Short-Term Investment 0.5%

Repurchase Agreement 0.5%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $865,367 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $885,000 and a Market Value of $884,292)	$865,363	865,363

Total Short-Term Investment (Cost $865,363)		865,363

Total Investments (Cost $195,928,258) (c)	99.0%	163,083,501
Cash and Other Assets,
Less Liabilities	1.0	1,658,110

Net Assets	100.0%	$164,741,611

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2009, cost is $197,833,574 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$13,293,554
Gross unrealized depreciation	(48,043,627)
Net unrealized depreciation	$(34,750,073)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$162,218,138
Level 2 - Other Significant Observable Inputs	865,363
Level 3 - Significant Unobservable Inputs	-
Total	$163,083,501

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cash Reserves Fund

Portfolio of Investments January 31, 2009 unaudited
	Principal Amount	Amortized Cost
Short-Term Investments 100.7%†
Asset-Backed Securities 3.2%
Bank of America Auto Trust Series 2008-1A, Class A1 2.953%, due 9/20/09 (a)	$3,964,400	$3,964,400
Nissan Auto Receivables Owner Trust Series 2008-C, Class A1 3.037%, due 12/15/09	5,955,578	5,955,578
Volkswagen Auto Loan Enhanced Trust Series 2008-2, Class A1 2.358%, due 1/20/10	10,993,295	10,993,295
Wachovia Auto Owner Trust Series 2008-A, Class A1 2.931%, due 6/22/09	1,651,628	1,651,628
World Omni Auto Receivables Trust Series 2008-B, Class A1 2.998%, due 8/17/09	2,694,289	2,694,289
		25,259,190

Commercial Paper 67.0%
3M Co. 0.35%, due 2/5/09 (b)	10,000,000	9,998,055
American Water Capital 1.00%, due 2/2/09 (a)(b)	5,000,000	4,999,826
Avery Dennison Corp. 1.00%, due 2/2/09 (a)(b)	5,000,000	4,999,868
Avon Capital Corp. 1.00%, due 4/9/09 (a)(b)	5,000,000	4,997,487
BNP Paribas NY Branch 0.55%, due 2/4/09 (b)	10,000,000	10,000,000
BP Capital Markets PLC
0.383%, due 3/11/09 (a)(b)	10,000,000	9,992,083
1.00%, due 7/20/09 (a)(b)	5,000,000	4,989,437
Canada Government
1.00%, due 6/4/09 (b)	10,000,000	9,957,292
1.00%, due 7/6/09 (b)	9,944,000	9,924,733
Caterpillar Financial Service Corp. 0.43%, due 2/11/09 (b)	10,000,000	9,996,528
Citigroup Funding, Inc. 1.00%, due 5/7/09 (b)	10,000,000	9,977,569
Coca-Cola Co. (The)
0.383%, due 3/2/09 (b)	5,500,000	5,494,462
1.00%, due 2/23/09 (b)	10,000,000	9,992,361
ConocoPhillips 1.00%, due 4/22/09 (a)(b)	2,700,000	2,696,400
Danaher Corp. 1.00%, due 2/24/09 (b)	8,000,000	7,998,722
Deere & Co. 1.00%, due 3/2/09 (b)	16,532,000	16,525,341
Eaton Corp. 1.00%, due 4/2/09 (a)(b)	5,000,000	4,996,667
Eli Lilly & Co.
1.00%, due 2/20/09 (a)(b)	10,000,000	9,992,611
1.00%, due 7/8/09 (a)(b)	5,000,000	4,992,368
Emerson Electric Co.
1.00%, due 3/10/09 (a)(b)	3,928,000	3,925,174
1.00%, due 3/13/09 (a)(b)	10,000,000	9,988,889
Estee Lauder Co.
1.00%, due 2/10/09 (a)(b)	10,000,000	9,997,250
1.00%, due 3/23/09 (a)(b)	5,568,000	5,566,067
FPL Group Capital, Inc. 1.00%, due 2/5/09 (a)(b)	10,000,000	9,999,667
General Electric Capital Corp. 0.753%, due 7/9/09 (b)	10,652,000	10,652,000
Henkel Corp. 1.00%, due 2/10/09 (a)(b)	4,000,000	3,999,650
Hewlett-Packard Co. 1.00%, due 3/4/09 (a)(b)	10,000,000	9,996,556
HJ Heinz Co. 1.95%, due 3/5/09 (a)(b)	5,000,000	4,992,889
Honeywell International, Inc.
1.00%, due 2/24/09 (a)(b)	8,429,000	8,423,615
1.00%, due 3/3/09 (a)(b)	10,000,000	9,997,917
Illinois Tool Works, Inc.
0.35%, due 2/2/09 (b)	10,000,000	9,999,667
1.00%, due 2/23/09 (b)	7,000,000	6,995,936
1.00%, due 5/7/09 (b)	4,000,000	3,996,306
John Deere Capital Corp. 1.00%, due 2/13/09 (a)(b)	5,000,000	4,995,417
Kansas City Power & Light 1.90%, due 2/23/09 (a)(b)	5,000,000	4,994,347
L'oreal USA, Inc. 1.00%, due 3/16/09 (a)(b)	6,000,000	5,997,492
Microsoft Corp. 1.00%, due 4/2/09 (a)(b)	10,000,000	9,996,667
National Rural Utilities Cooperative Finance Corp. 1.00%, due 2/13/09 (b)	17,990,000	17,987,601
Nestle Capital Corp.
0.353%, due 3/2/09 (a)(b)	10,000,000	9,992,750
0.45%, due 4/1/09 (a)(b)	10,000,000	9,982,300
Parker Hannifin Corp.
0.45%, due 3/10/09 (a)(b)	4,000,000	3,998,561
1.00%, due 2/18/09 (a)(b)	10,000,000	9,996,931
1.00%, due 3/5/09 (a)(b)	7,000,000	6,998,444
Pepsiamericas, Inc.
0.25%, due 2/4/09 (b)	10,000,000	9,999,767
1.00%, due 2/2/09 (b)	6,000,000	5,999,972
Pfizer, Inc.
0.35%, due 2/3/09 (a)(b)	2,049,000	2,048,909
1.00%, due 3/18/09 (a)(b)	5,000,000	4,992,500
1.00%, due 5/6/09 (a)(b)	10,000,000	9,994,778
Praxair, Inc.
1.00%, due 2/10/09 (b)	10,000,000	9,999,250
1.00%, due 3/2/09 (b)	10,250,000	10,245,167
Private Export Funding Corp.
1.00%, due 2/12/09 (a)(b)	10,000,000	9,995,875
1.00%, due 3/2/09 (a)(b)	10,000,000	9,993,833
Procter & Gamble Co.
1.00%, due 6/2/09 (a)(b)	10,000,000	9,984,875
1.00%, due 6/29/09 (a)(b)	5,000,000	4,991,778
Siemens Capital Co. LLC 1.00%, due 3/18/09 (a)(b)	4,000,000	3,998,750
Southern Co. (The)
1.00%, due 2/3/09 (a)(b)	10,000,000	9,999,083
1.00%, due 3/24/09 (a)(b)	6,896,000	6,893,069
State Street Corp. 1.00%, due 2/3/09 (b)	10,000,000	9,999,861
Tyco International, Ltd. 1.33%, due 2/17/09 (a)(b)	5,000,000	4,997,111
Unilever Capital Corp.
0.503%, due 3/23/09 (a)(b)	10,250,000	10,231,493
1.00%, due 4/6/09 (a)(b)	10,000,000	9,991,111
United Parcel Service, Inc.
0.36%, due 6/1/09 (a)(b)	5,000,000	4,995,000
1.00%, due 3/3/09 (a)(b)	10,000,000	9,995,833
Vectren Utility Holdings, Inc. 1.00%, due 2/6/09 (a)(b)	5,000,000	4,999,271
Walt Disney Co. (The)
0.43%, due 2/9/09 (b)	3,000,000	2,999,267
1.00%, due 2/25/09 (b)	5,000,000	4,994,333
1.00%, due 3/4/09 (b)	10,000,000	9,990,528
Wisconsin Energy Corp. 1.00%, due 2/2/09 (a)(b)	5,000,000	4,999,854
		533,325,171

Corporate Bonds 9.0%
Bank of America N.A.
0.396%, due 6/12/09 (c)	5,000,000	4,977,350
1.234%, due 7/29/10 (c)	5,000,000	5,000,000
2.099%, due 6/12/09 (c)	400,000	398,858
BellSouth Corp. 4.20%, due 9/15/09	5,259,000	5,334,178
Citigroup Funding, Inc. 1.274%, due 7/30/10 (c)	5,000,000	5,000,000
Citigroup, Inc. 2.736%, due 12/9/10 (c)	5,000,000	5,059,272
General Electric Capital Corp. 1.461%, due 7/8/10 (c)	5,000,000	5,000,000
Inter-American Development Bank (Discount Notes)
(zero coupon), due 6/25/09	5,000,000	4,945,250
0.33%, due 5/15/09	5,000,000	4,921,625
0.47%, due 6/10/09	5,000,000	4,995,521
JPMorgan Chase & Co.
0.439%, due 6/26/09 (c)	5,000,000	4,975,671
1.516%, due 6/26/09 (c)	1,400,000	1,395,887
2.717%, due 12/2/10 (c)	5,000,000	5,053,566
PACCAR Financial Corp. 1.565%, due 9/21/09 (c)	3,250,000	3,231,659
Procter & Gamble Co. 2.216%, due 9/9/09 (c)	5,000,000	5,000,000
Procter & Gamble International Funding SCA 1.423%, due 7/6/09 (a)(c)	6,200,000	6,198,270
		71,487,107

U.S. Government & Federal Agencies 19.3%
Federal Farm Credit Bank
1.00%, due 9/22/09 (b)(c)	10,000,000	10,000,000
1.70%, due 11/6/09 (c)	10,000,000	10,000,000
2.90%, due 10/2/09 (b)	5,000,000	5,083,580
Federal Farm Credit Bank (Discount Note) (zero coupon), due 4/15/09 (b)	3,194,000	3,175,432
Federal Home Loan Bank 0.96%, due 1/13/10 (b)(c)	5,000,000	4,997,500
Federal Home Loan Bank (Discount Notes)
(zero coupon), due 10/13/09 (b)	3,000,000	2,988,358
(zero coupon), due 10/19/09 (b)	602,000	598,957
(zero coupon), due 12/1/09 (b)	5,000,000	4,955,812
1.00%, due 1/11/10 (b)	3,000,000	2,978,500
2.18%, due 3/3/09 (b)	5,000,000	4,990,917
2.28%, due 2/27/09 (b)	5,000,000	4,991,767
2.80%, due 2/11/09 (b)	4,761,000	4,757,297
2.89%, due 7/23/09 (b)	5,000,000	4,930,961
Federal Home Loan Mortgage Corporation
1.00%, due 1/15/10 (b)	5,000,000	5,000,000
1.05%, due 2/4/10 (b)	5,000,000	5,000,000
1.10%, due 2/26/10 (b)	5,000,000	5,000,000
1.40%, due 12/17/09 (b)	5,000,000	5,000,000
4.00%, due 12/15/09 (b)	2,500,000	2,567,425
Federal Home Loan Mortgage Corporation (Discount Notes)
(zero coupon), due 4/7/09 (b)	2,393,000	2,387,815
(zero coupon), due 5/11/09 (b)	2,979,000	2,966,220
(zero coupon), due 7/6/09 (b)	1,500,000	1,488,375
(zero coupon), due 8/17/09 (b)	3,400,000	3,355,347
(zero coupon), due 12/7/09 (b)	5,000,000	4,950,646
0.50%, due 8/11/09 (b)	5,000,000	4,986,736
0.61%, due 9/1/09 (b)	3,206,000	3,197,693
Federal National Mortgage Association
1.269%, due 10/27/09 (b)(c)	10,000,000	10,000,000
4.625%, due 12/15/09 (b)	2,500,000	2,571,219
Federal National Mortgage Association (Discount Notes)
(zero coupon), due 10/1/09 (b)	5,000,000	4,981,514
(zero coupon), due 11/2/09 (b)	5,015,000	4,976,830
2.68%, due 2/11/09 (b)	5,000,000	4,996,278
United States Treasury Bills
(zero coupon), due 5/15/09 (b)	355,000	354,477
(zero coupon), due 6/4/09 (b)	1,027,000	1,023,184
(zero coupon), due 7/2/09 (b)	1,255,000	1,251,153
(zero coupon), due 10/22/09 (b)	1,080,000	1,076,512
(zero coupon), due 12/17/09 (b)	938,000	934,675
(zero coupon), due 1/14/10 (b)	1,000,000	996,038
1.00%, due 6/24/09 (b)	994,000	984,976
United States Treasury Notes
3.00%, due 2/15/09	1,000,000	1,000,477
3.125%, due 4/15/09	2,058,000	2,062,323
3.25%, due 12/31/09	785,000	805,125
3.50%, due 8/15/09	1,304,000	1,326,951
3.875%, due 5/15/09	1,000,000	1,005,489
4.50%, due 2/15/09	1,555,000	1,556,439
6.00%, due 8/15/09	1,461,000	1,516,013
		153,769,011

Repurchase Agreement 2.2%

Deutsche Bank Securities Inc.
0.25%, dated 1/30/09
due 2/2/09
Proceeds at Maturity $17,466,364 (Collateralized by various U.S. Government Agencies securities, with a rate of 1.75% and a maturity date of 3/31/10, with a Principal Amount of $17,482,800 and a Market Value of $17,712,874)
	17,466,000	17,466,000

		17,466,000

Total Short-Term Investments (Amortized Cost $801,306,479) (d)	100.7%	801,306,479
Liabilities in Excess of
Cash and Other Assets	(0.7)	(5,359,084)

Net Assets	100.0%	$795,947,395
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(d)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	801,306,479
Level 3 - Significant Unobservable Inputs	-
Total	$801,306,479

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments January 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 100.0%†
Equity Funds 39.5%
MainStay 130/30 Core Fund Class I	920,360	$4,896,316
MainStay 130/30 Growth Fund Class I (a)	218,208	1,317,973
MainStay 130/30 International Fund Class I (a)	352,570	1,660,606
MainStay Common Stock Fund Class I	1,319,813	10,558,504
MainStay Growth Equity Fund Class I	331,266	2,467,933
MainStay ICAP Equity Fund Class I	302,843	6,922,985
MainStay ICAP International Fund Class I	112,801	2,318,064
MainStay ICAP Select Equity Fund Class I	318,953	6,956,369
MainStay International Equity Fund Class I	277,626	2,742,940
MainStay Large Cap Growth Fund Class I (a)	2,301,762	9,989,646
MainStay MAP Fund Class I	225,670	4,477,288
MainStay Mid Cap Core Fund Class I	9,448	127,449
MainStay Value Fund Class I	51,986	565,093
		55,001,166

Fixed Income Funds 60.5%
MainStay 130/30 High Yield Fund Class I (b)	776,184	6,473,373
MainStay Floating Rate Fund Class I (b)	1,469,954	10,936,456
MainStay High Yield Corporate Bond Fund Class I	958,931	4,305,602
MainStay Indexed Bond Fund Class I (b)	4,003,797	43,721,464
MainStay Institutional Bond Fund Class I	979,060	9,467,512
MainStay Intermediate Term Bond Fund Class I (b)	960,007	9,360,066
		84,264,473

Total Investments (Cost $170,098,109) (c)	100.0%	139,265,639
Liabilities in Excess of
Cash and Other Assets	(0.0)‡	(36,160)

Net Assets	100.0%	$139,229,479

‡	Less than one-tenth of a percent.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At January 31, 2009, cost is $171,717,804 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$666,437
Gross unrealized depreciation	(33,118,602)

Net unrealized depreciation	$(32,452,165)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$139,265,639
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$139,265,639

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Floating Rate Fund

Portfolio of Investments January 31, 2009 unaudited
		Principal Amount	Value
	Long-Term Investments 83.6%†
	Corporate Bonds 0.9%
	Broadcasting 0.2%
	Nielsen Finance LLC 11.625%, due 2/1/14 (a)	$1,300,000	$1,192,750

	Packaging & Containers 0.2%
	Berry Plastics Holding Corp. 8.875%, due 9/15/14	1,500,000	735,000

	Telecommunications 0.5%
	Qwest Corp. 5.246%, due 6/15/13 (b)	3,000,000	2,565,000

	Total Corporate Bonds (Cost $5,674,799)		4,492,750

	Floating Rate Loans 77.2% (c)
	Aerospace & Defense 3.5%
	Hexcel Corp.
	Incremental Term Loan 4.703%, due 4/1/12	995,000	915,400
	Tranche B Term Loan 4.481%, due 3/1/12	2,431,412	2,115,329
	Oshkosh Truck Corp. Term Loan B 2.886%, due 12/6/13	3,508,266	2,397,314
	Spirit Aerosystems, Inc. Term Loan B 2.91%, due 9/30/13	3,536,165	3,111,825
¤	Transdigm, Inc. Term Loan 3.498%, due 6/23/13	5,250,000	4,523,751
	Vought Aircraft Industries, Inc.
	Term Loan 2.91%, due 12/22/11	4,517,255	3,410,527
	Tranche B Letter of Credit 2.90%, due 12/22/10	373,333	235,200
			16,709,346

	Automobile 2.4%
	Accuride Corp. Term Loan 3.938%, due 1/31/12	2,142,727	1,501,439
	Dayco Products LLC Tranche B Term Loan 6.546%, due 6/21/11	2,475,313	792,100
	Delphi Corp.
	Delayed Draw Term Loan C 9.50%, due 6/30/09	369,716	67,987
	DIP Term Loan C 9.50%, due 6/30/09	3,630,284	667,569
Ford Motor Co. Term Loan 5.00%, due 12/16/13	2,962,217	1,063,930
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 2.14%, due 4/30/14	3,250,000	2,358,957
Key Safety Systems, Inc. 1st Lien Term Loan 3.428%, due 3/8/14	3,679,450	1,729,342
Tenneco, Inc. Tranche B Credit Linked Deposit 3.43%, due 3/17/14	2,361,559	1,180,780
Tower Automotive Term Loan 6.072%, due 7/31/13 (d)	1,704,855	596,699
TRW Automotive, Inc. Term Loan B1 3.302%, due 2/9/14	1,812,400	1,229,411
United Components, Inc. Term Loan D 4.39%, due 6/29/12 (d)	603,874	434,789
		11,623,003

Beverage, Food & Tobacco 4.6%
American Seafoods Group LLC
Term Loan A 2.159%, due 9/30/11 (d)	2,199,570	1,891,630
Tranche B1 Term Loan 2.159%, due 9/28/12 (d)	317,388	272,954
Tranche B2 Term Loan 2.159%, due 9/28/12 (d)	1,158,662	996,449
BF Bolthouse HoldCo LLC
1st Lien Term Loan 2.75%, due 12/17/12	1,600,500	1,248,390
2nd Lien Term Loan 5.909%, due 12/16/13	330,000	194,700
Constellation Brands, Inc. New Term Loan B 3.276%, due 6/5/13	3,034,475	2,830,491
Dean Foods Co. Tranche B Term Loan 2.949%, due 4/2/14	2,669,789	2,390,204
Dole Food Co., Inc.
Credit Link Deposit 0.66%, due 4/12/13	275,662	228,110
Tranche B Term Loan 2.479%, due 4/12/13	487,335	403,270
Tranche C Term Loan 2.943%, due 4/12/13	1,815,667	1,502,465
Michael Foods, Inc. Term Loan B1 3.885%, due 11/21/10	1,950,094	1,755,084
Reddy Ice Group, Inc. Term Loan 2.093%, due 8/12/12 (d)	5,500,000	2,970,000
¤	Wm. Wrigley Jr. Co. Term Loan B 6.50%, due 10/6/14	5,500,000	5,393,438
			22,077,185

	Biotechnology 0.4%
	Invitrogen Corp. 5.25%, due 11/20/15	2,000,000	1,955,000

	Broadcasting 0.7%
	Nielsen Finance LLC Dollar Term Loan 3.884%, due 8/9/13	4,368,730	3,462,219

	Broadcasting & Entertainment 4.6%
	Atlantic Broadband Finance LLC Tranche B2 Term Loan 3.71%, due 9/1/11	3,907,899	3,347,768
	Charter Communications Operating LLC Term Loan 8.50%, due 3/6/14	3,985,000	3,388,358
	CSC Holdings, Inc. Incremental Term Loan 2.083%, due 3/29/13	2,344,718	2,106,337
	Discovery Communications Holdings LLC Term Loan B 3.459%, due 5/14/14	2,422,702	2,166,589
	Emmis Operating Co. Term Loan B 3.075%, due 11/1/13	272,958	112,823
	Gray Television, Inc. Delayed Draw Term Loan 2.515%, due 12/31/14	4,153,321	1,758,238
	Insight Midwest Holdings LLC Initial Term Loan 2.45%, due 4/7/14	3,905,631	3,380,324
	LodgeNet Entertainment Corp. Term Loan 3.46%, due 4/4/14	929,208	455,312
	Mediacom Broadband Group (FKA MCC Iowa)
	Tranche D1 Term Loan 2.06%, due 1/31/15	1,890,962	1,582,105
	Tranche E Term Loan 6.50%, due 1/3/16	1,990,000	1,834,117
	Nexstar Broadcasting, Inc.
	Mission Term Loan B 3.209%, due 10/1/12	1,769,504	1,026,312
	Nexstar Term Loan B 3.209%, due 10/1/12	1,674,184	971,027
			22,129,310

	Buildings & Real Estate 1.5%
	Armstrong World Industries, Inc. Term Loan 2.103%, due 10/2/13	1,935,302	1,703,066
	CB Richard Ellis Services, Inc. Term Loan B 1.834%, due 12/20/13	3,919,105	2,224,092
	Central Parking Corp.
	Letter of Credit Term Loan 0.35%, due 5/22/14	568,966	392,586
	Term Loan 2.625%, due 5/22/14	1,581,780	1,091,428
	General Growth Properties, Inc. Tranche A1 Term Loan 1.66%, due 2/24/10	5,055,921	1,314,539
	LNR Property Corp. Initial Tranche B Term Loan 6.69%, due 7/12/11	1,031,190	544,812
			7,270,523

	Chemicals, Plastics & Rubber 4.3%
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit 0.448%, due 4/2/14	1,745,931	1,417,115
	Dollar Term Loan 2.935%, due 4/2/14	992,424	805,518
¤	Gentek, Inc. 1st Lien Term Loan 3.325%, due 2/28/11	5,233,768	4,501,040
	Hexion Specialty Chemicals, Inc.
	Term Loan C1 3.688%, due 5/5/13	3,179,727	1,308,989
	Term Loan C2 3.75%, due 5/5/13	690,727	284,350
	Huntsman International LLC Tranche B Term Loan 2.161%, due 4/21/14	1,474,476	1,030,752
	INEOS U.S. Finance LLC
	Tranche A4 Term Loan 7.702%, due 12/17/12	2,154,191	840,134
	Tranche B2 Term Loan 8.202%, due 12/16/13	1,809,807	674,153
	Tranche C2 Term Loan 8.702%, due 12/16/14	1,809,310	689,799
	ISP Chemco, Inc. Term Loan B 2.807%, due 6/4/14	4,875,750	3,616,183
	Kraton Polymers LLC Term Loan 3.438%, due 5/13/13	921,713	457,785
	Polymer Group, Inc. Term Loan 3.355%, due 11/22/12	4,023,745	2,977,572
	Texas Petrochemicals L.P.
	Term Loan B 3.749%, due 6/27/13	2,561,482	1,536,889
	Incremental Term Loan B 3.75%, due 6/27/13	864,581	518,748
			20,659,027

	Containers, Packaging & Glass 2.3%
	Berry Plastics Corp. Term Loan C 2.421%, due 4/3/15	1,306,601	947,286
	Crown Americas LLC Term B Dollar Loan 2.083%, due 11/15/12	871,020	766,498
	Graham Packaging Holdings Co. 1st Lien Term Loan 4.508%, due 10/7/11	3,900,302	3,110,491
	Graphic Packaging International, Inc.
	Term Loan B 3.092%, due 5/16/14	3,792,641	3,100,484
	Term Loan C 3.856%, due 5/16/14	956,139	816,005
	Smurfit-Stone Container Enterprises, Inc.
	Deposit Fund Commitment 0.334%, due 11/1/10	434,977	283,822
	Tranche B Term Loan 3.78%, due 11/1/11	265,522	173,253
	Tranche C Term Loan 3.858%, due 11/1/11	571,614	367,262
	Tranche C1 Term Loan 2.50%, due 11/1/11	306,463	196,903
	Solo Cup Co. Term Loan B1 5.076%, due 2/27/11	1,631,358	1,406,464
			11,168,468

	Diversified Natural Resources, Precious Metals & Minerals 1.4%
	Appleton Papers, Inc. Term Loan B 3.545%, due 6/5/14	2,364,000	1,713,900
¤	Georgia-Pacific Corp.
	New Term Loan B 4.102%, due 12/20/12	3,203,245	2,757,796
	Term Loan B 3.234%, due 12/20/12	2,630,461	2,264,664
			6,736,360

	Diversified/Conglomerate Manufacturing 1.9%
	Electrical Components International Holdings 1st Lien Term Loan 7.25%, due 5/1/13	2,487,095	994,838
	Manitowoc Company, Inc. (The) Term Loan B 6.50%, due 11/6/14	3,500,000	2,690,625
	Mueller Water Products, Inc. Term Loan 2.772%, due 5/24/14	4,157,413	3,305,143
	Sensata Technologies Finance Co. LLC Term Loan 2.934%, due 4/26/13	4,357,805	2,214,310
			9,204,916

	Diversified/Conglomerate Service 3.7%
	Affiliated Computer Services, Inc.
	Term Loan B 2.401%, due 3/20/13	974,874	891,706
	1st Securities Repurchase Increase 2.403%, due 3/20/13	3,148,414	2,879,817
	Dealer Computer Services, Inc.
	1st Lien Term Loan 2.409%, due 10/26/12	3,944,089	2,044,351
	2nd Lien Term Loan 5.909%, due 10/26/13	750,000	225,000
¤	First Data Corp.
	Term Loan B1 3.141%, due 9/24/14	5,925,000	3,737,194
	Term Loan B2 3.141%, due 9/24/14	987,500	620,644
	Language Line LLC Term Loan B1 4.71%, due 6/10/11 (d)	1,769,077	1,486,025
	SunGard Data Systems, Inc. Incremental Term Loan 3.707%, due 2/28/14	4,761,147	3,686,489
	VeriFone, Inc. Term Loan B 3.16%, due 10/31/13	1,380,000	1,035,000
	Verint Systems, Inc. Term Loan B 3.59%, due 5/25/14 (d)	1,876,923	1,060,461
			17,666,687

	Ecological 1.5%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.659%, due 2/5/13 (d)	348,841	156,978
	Term Loan B 2.659%, due 2/5/13 (d)	828,498	372,824
	Duratek, Inc. Term Loan B 4.15%, due 6/7/13	924,553	795,115
	EnergySolutions LLC
	Synthetic Letter of Credit 2.64%, due 6/7/13	125,786	108,176
	Term Loan 4.15%, due 6/7/13	1,927,054	1,657,267
	IESI Corp. Term Loan 2.156%, due 1/20/12	4,000,000	3,380,000
	Synagro Technologies, Inc.
	Term Loan B 2.37%, due 3/31/14	985,000	610,700
	2nd Lien Term Loan 5.12%, due 10/2/14	750,000	187,500
			7,268,560

	Electronics 0.3%
	Freescale Semiconductor, Inc. Term Loan B 3.931%, due 11/29/13	2,925,114	1,473,120

	Finance 1.6%
	Brand Energy & Infrastructure Services, Inc. New Term Loan 3.745%, due 2/7/14	2,456,250	1,473,750
	Hertz Corp. (The)
	Letter of Credit 1.525%, due 12/21/12	153,131	96,728
	Tranche B Term Loan 2.152%, due 12/21/12	3,142,385	1,984,941
	MSCI, Inc. Term Loan 4.696%, due 11/20/14	1,984,962	1,796,391
	Rental Services Corp.
	1st Lien Term Loan 2.161%, due 11/30/12	1,154,845	906,553
	2nd Lien Term Loan 4.711%, due 11/30/13	2,387,522	1,474,295
			7,732,658

	Grocery 0.6%
	Roundy's Supermarkets, Inc. Tranche B Term Loan 3.189%, due 11/3/11	3,522,210	2,844,184

	Healthcare, Education & Childcare 11.5%
	Accellent, Inc. Term Loan 4.696%, due 11/22/12	687,908	522,810
	Advanced Medical Optics, Inc. Term Loan B 4.379%, due 4/2/14	1,950,667	1,853,133
	AGA Medical Corp. Tranche B Term Loan 4.025%, due 4/28/13 (d)	4,580,523	3,824,737
	Alliance Imaging, Inc. Tranche C1 Term Loan 4.105%, due 12/29/11	1,406,174	1,205,795
	AMR HoldCo, Inc. Term Loan 4.173%, due 2/10/12	2,883,743	2,523,275
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan 3.425%, due 4/24/15 (e)	600,000	499,928
	Term Loan 4.709%, due 4/24/15	3,960,000	3,299,527
¤	Biomet, Inc. Term Loan B 4.459%, due 3/25/15	4,937,500	4,377,918
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.948%, due 7/25/14	300,913	254,384
New Term Loan B 4.445%, due 7/25/14	5,883,711	4,973,942
DaVita, Inc. Tranche B1 Term Loan 2.325%, due 10/5/12	1,130,815	1,034,292
Gentiva Health Services, Inc. Term Loan B 4.055%, due 3/31/13 (d)	2,035,135	1,831,622
HCA, Inc. Term Loan B 3.709%, due 11/18/13	4,919,798	4,056,039
Health Management Associates, Inc. Term Loan B 3.209%, due 2/28/14	3,965,848	2,807,253
HealthSouth Corp. Term Loan B 4.493%, due 3/10/13	1,424,588	1,241,767
LifePoint Hospitals, Inc. Term Loan B 3.821%, due 4/15/12	2,288,385	2,032,848
Mylan Laboratories, Inc. Term Loan B 4.536%, due 10/2/14	1,960,000	1,787,800
Quintiles Transnational Corp.
Term Loan B 3.459%, due 3/31/13	1,458,750	1,247,231
2nd Lien Term Loan C 5.459%, due 3/31/14	500,000	355,000
Royalty Pharma Finance Trust Term Loan B 3.709%, due 4/16/13	1,984,848	1,819,445
Rural/Metro Operating Co. LLC
LC Facility Deposits 0.29%, due 3/4/11	411,765	351,029
Term Loan B1 6.279%, due 3/4/11	835,294	712,088
Select Medical Corp. Term Loan B 4.153%, due 2/24/12	3,298,086	2,588,998
Sun Healthcare Group, Inc.
Synthetic Letter of Credit 1.359%, due 4/19/14	413,793	337,241
Term Loan B 3.59%, due 4/19/14	2,036,497	1,659,745
Sunrise Medical Holdings, Inc. Term Loan B1 5.149%, due 5/13/10 (d)	1,657,110	890,697
U.S. Oncology, Inc. Term Loan B 5.756%, due 8/20/11	3,423,757	3,051,424
Vanguard Health Holding Co. LLC Replacement Term Loan 3.273%, due 9/23/11	4,237,661	3,618,962
Warner Chilcott Corp.
Tranche B Term Loan 3.459%, due 1/18/12	552,449	490,298
Tranche C Term Loan 3.459%, due 1/18/12	88,335	78,398
		55,327,626

Home and Office Furnishings, Housewares & Durable Consumer Products 1.6%
Jarden Corp.
Term Loan B1 3.209%, due 1/24/12	1,613,198	1,371,218
Term Loan B2 3.209%, due 1/24/12	379,111	322,244
Additional Term Loan 3.959%, due 1/24/12	985,002	857,937
National Bedding Co. LLC 1st Lien Term Loan 3.009%, due 2/28/13	2,895,900	1,241,617
Sealy Mattress Co. Term Loan E 4.936%, due 8/25/12	1,500,689	1,120,515
Simmons Bedding Co. Tranche D Term Loan 9.506%, due 12/19/11	3,738,185	2,770,929
		7,684,460

Hotels, Motels, Inns & Gaming 1.2%
Penn National Gaming, Inc. Term Loan B 2.773%, due 10/3/12	3,805,826	3,413,350
Venetian Casino Resort LLC/Las Vegas Sands, Inc.
Delayed Draw Term Loan 2.16%, due 5/23/14	1,092,418	530,270
Term Loan B 2.16%, due 5/23/14	3,831,197	1,859,697
		5,803,317

Insurance 0.2%
HUB International Holdings, Inc.
Delayed Draw Term Loan 3.959%, due 6/13/14	178,380	130,217
Initial Term Loan 3.959%, due 6/13/14	793,618	579,342
		709,559

Leisure, Amusement, Motion Pictures & Entertainment 5.0%
AMC Entertainment, Inc. Term Loan 2.139%, due 1/26/13	2,385,408	2,091,209
Bombardier Recreational Products, Inc. Term Loan 4.224%, due 6/28/13 (d)	4,556,962	2,096,203
Cedar Fair, L.P. U.S. Term Loan 2.409%, due 8/30/12	1,890,306	1,411,429
Cinemark USA, Inc. Term Loan 2.53%, due 10/5/13	3,929,648	3,503,281
Easton-Bell Sports, Inc. Tranche B Term Loan 2.918%, due 3/16/12	3,724,619	2,675,516
Metro-Goldwyn-Mayer Studios, Inc. Tranche B Term Loan 4.217%, due 4/8/12	4,730,396	2,133,409
Regal Cinemas Corp. Term Loan 5.209%, due 10/27/13	3,270,712	2,948,184
Six Flags Theme Parks, Inc. Tranche B Term Loan 2.922%, due 4/30/15	3,471,813	2,389,764
Town Sports International, Inc. Term Loan 2.25%, due 2/27/14	1,473,750	707,400
WMG Acquisition Corp. Term Loan 3.34%, due 2/28/11	4,754,771	3,928,629
		23,885,024

Machinery 1.5%
Baldor Electric Co. Term Loan B 2.557%, due 1/31/14	2,992,500	2,584,236
Gleason Corp. 1st Lien Term Loan 3.662%, due 6/30/13 (d)	1,414,578	1,131,663
RBS Global, Inc. Term Loan B 3.335%, due 7/19/13	4,672,131	3,597,541
		7,313,440

Mining, Steel, Iron & Non-Precious Metals 1.5%
Aleris International, Inc. New Term Loan B 2.375%, due 12/19/13	3,915,590	1,378,848
Mega Bloks, Inc. Term Loan B 8.75%, due 7/26/12 (d)	3,152,010	630,402
Novelis, Inc.
New Canadian Term Loan 3.46%, due 7/6/14	1,385,156	864,338
New U.S. Term Loan 3.46%, due 7/6/14	3,047,344	1,901,542
Walter Industries, Inc. Term Loan 2.754%, due 10/3/12	3,124,660	2,390,365
		7,165,495

Oil & Gas 1.1%
Dresser, Inc. Term Loan 4.407%, due 5/4/14	1,611,158	1,154,999
¤	Energy Transfer Co. L.P. Term Loan B 4.138%, due 11/1/12	5,000,000	4,196,430
			5,351,429

	Personal & Nondurable Consumer Products 1.5%
	Hillman Companies, Inc. Term Loan B 4.091%, due 3/31/11	1,717,592	1,511,481
	JohnsonDiversey, Inc. New Term Loan B 5.193%, due 12/16/11	3,750,672	3,300,591
	Visant Corp. Term Loan C 2.448%, due 12/21/11	2,836,724	2,411,215
			7,223,287

	Personal Transportation 0.3%
	United Airlines, Inc. Term Loan B 2.419%, due 2/1/14	2,807,672	1,475,589

	Personal, Food & Miscellaneous Services 0.6%
	Aramark Corp.
	Synthetic Letter of Credit 1.309%, due 1/27/14	288,091	251,439
	Term Loan 3.334%, due 1/27/14	2,759,645	2,408,558
			2,659,997

	Printing & Publishing 2.9%
	Cenveo Corp.
	Delayed Draw Term Loan 3.275%, due 6/21/13	107,385	64,163
	Term Loan C 3.275%, due 6/21/13	2,945,775	1,760,100
	Dex Media East LLC Replacement Term Loan 3.976%, due 10/24/14	2,117,693	916,658
	Hanley Wood LLC New Term Loan B 2.659%, due 3/8/14	1,628,913	594,553
	Idearc, Inc. Term Loan B 3.415%, due 11/17/14	2,907,990	982,901
	MediaNews Group, Inc. Term Loan C 4.656%, due 8/2/13	1,802,563	544,374
	Merrill Communications LLC Term Loan 4.318%, due 12/24/12	5,333,697	3,573,577
	New Publishing Acquisition, Inc. Tranche B Term Loan 4.76%, due 8/5/12	4,052,574	1,215,772
Penton Media, Inc. Term Loan B 3.348%, due 2/1/13 (d)	5,403,750	2,037,214
R.H. Donnelley, Inc.
Tranche D1 Term Loan 6.75%, due 6/30/11	748,511	472,185
Tranche D2 Term Loan 6.75%, due 6/30/11	3,065,893	1,946,842
		14,108,339

Retail Store 2.6%
Eye Care Centers of America, Inc. Term Loan B 3.945%, due 3/1/12 (d)	2,635,281	1,844,697
Michaels Stores, Inc. New Term Loan B 2.77%, due 10/31/13	2,701,633	1,622,331
Neiman Marcus Group, Inc. (The) Term Loan B 4.193%, due 4/6/13	1,665,541	1,141,590
Pantry, Inc. (The)
Delayed Draw Term Loan B 2.16%, due 5/15/14	627,705	472,348
Term Loan B 2.16%, due 5/15/14	2,180,366	1,640,726
Petco Animal Supplies, Inc. Term Loan B 3.546%, due 10/25/13	3,912,607	3,090,959
Yankee Candle Co., Inc. (The) Term Loan B 3.40%, due 2/6/14	4,616,346	2,492,827
		12,305,478

Telecommunications 1.2%
Centennial Cellular Operating Co. LLC Term Loan 3.512%, due 2/9/11	769,123	742,684
MetroPCS Wireless, Inc. Term Loan B 4.486%, due 11/4/13	2,000,000	1,737,916
PanAmSat Corp.
Term Loan B2-A 3.925%, due 1/3/14	1,291,987	1,106,495
Term Loan B2-B 3.925%, due 1/3/14	1,291,596	1,106,160
Term Loan B2-C 3.925%, due 1/3/14	1,291,596	1,106,160
		5,799,415

Textiles & Leather 0.8%
Springs Windows Fashions LLC Term Loan B 4.25%, due 12/31/12 (d)	2,621,002	1,498,340
St. Johns Knits International, Inc. Term Loan B 3.409%, due 3/23/12 (d)	3,631,023	2,360,165
		3,858,505

Utilities 8.4%
AES Corp. Term Loan 5.081%, due 8/10/11	2,000,000	1,805,000
Boston Generating LLC
1st Lien Term Loan 2.659%, due 12/20/13	744,427	472,504
Revolving Credit Commitment 1.334%, due 12/20/13	47,056	29,867
Synthetic Letter of Credit 1.334%, due 12/20/13	168,057	106,670
Calpine Corp. 1st Priority Term Loan 4.335%, due 3/29/14	1,989,950	1,525,213
Coleto Creek Power, L.P.
Synthetic Letter of Credit 1.359%, due 6/28/13	218,642	149,770
Term Loan 4.209%, due 6/28/13	3,086,424	2,114,200
Covanta Energy Corp.
Funded Letter of Credit 3.953%, due 2/10/14	1,480,657	1,308,531
Term Loan B 3.21%, due 2/10/14	2,954,952	2,611,439
Dynegy Holdings, Inc. Synthetic Letter of Credit 1.91%, due 4/2/13	4,249,535	3,567,837
InfrastruX Group, Inc. Delayed Draw Term Loan 4.659%, due 11/5/12	3,044,712	2,435,769
KGen LLC
1st Lien Term Loan 3.25%, due 2/8/14	2,756,250	1,860,469
Synthetic Letter of Credit 1.34%, due 2/8/14	1,687,500	1,139,062
Mackinaw Power Holdings LLC Term Loan B 4.693%, due 6/22/15 (d)	2,000,000	1,660,000
Mirant North America LLC Term Loan 2.159%, due 1/3/13	4,319,452	3,898,305
NRG Energy, Inc. Synthetic Letter of Credit 2.959%, due 2/1/13	2,727,308	2,513,462
TPF Generation Holdings LLC
2nd Lien Term Loan C 5.709%, due 12/15/14	1,600,000	984,000
Synthetic Letter of Credit 1.359%, due 12/15/13	303,342	264,413
Synthetic Revolver 1.359%, due 12/15/11	95,091	82,888
	Term Loan B 2.409%, due 12/15/13	902,734	786,884
	TPF II LC LLC Term Loan B 4.209%, due 10/15/14 (d)	1,798,031	1,546,307
¤	TXU Corp.
	Term Loan B2 4.752%, due 10/10/14	3,950,000	2,747,225
	Term Loan B3 3.906%, due 10/10/14	2,962,500	2,058,197
¤	USPF Holdings LLC
	Synthetic Letter of Credit 3.209%, due 4/11/14 (d)	1,300,000	1,027,000
	Term Loan 2.083%, due 4/11/14 (d)	4,800,102	3,792,081
			40,487,093

	Total Floating Rate Loans (Cost $520,131,504)		371,138,619

	Foreign Floating Rate Loans 5.5% (c)
	Broadcasting & Entertainment 0.8%
	UPC Broadband Holding B.V. Term loan N 2.198%, due 12/31/14	5,000,000	3,987,500

	Chemicals, Plastics & Rubber 2.2%
	Brenntag Holding GmbH and Co.
	Acquisition Term Loan 2.398%, due 1/20/14	1,512,000	1,149,120
	Term Loan B2 3.14%, due 1/20/14	2,169,818	1,649,062
	Invista B.V.
	Tranche B1 Term Loan 4.50%, due 4/29/11	4,015,303	3,131,936
	Tranche B2 Term Loan 4.50%, due 4/29/11	1,100,042	858,032
	Lucite International US Finco, Ltd.
	Delayed Draw Term Loan B2 3.429%, due 7/8/13	1,150,420	1,023,874
	Term Loan B1 3.43%, due 7/8/13	3,248,760	2,891,396
			10,703,420

	Finance 0.7%
	Ashtead Group PLC Term Loan 2.188%, due 8/31/11	4,104,000	3,242,160

	Printing & Publishing 0.5%
	Yell Group PLC Term Loan B1 3.409%, due 10/27/12	3,500,000	2,123,335

Retail Store 0.5%
Dollarama Group, L.P. Replacement Term Loan B 2.924%, due 11/18/11	2,826,352	2,402,399

Telecommunications 0.8%
Intelsat Subsidiary Holding Co. Tranche B Term Loan 3.925%, due 7/3/13	1,830,016	1,606,983
Telesat Canada
U.S. Term Loan B 4.314%, due 10/31/14	2,736,142	2,188,913
U.S. Delayed Draw Term Loan 4.46%, due 10/31/14	235,000	188,000
		3,983,896

Total Foreign Floating Rate Loans (Cost $33,448,014)		26,442,710

Total Long-Term Investments (Cost $559,254,317)		402,074,079

	Shares
Common Stock 0.1%
Specialty Retail 0.1%
Nellson Nutraceutical, Inc. (d)(f)	379	257,720

Total Common Stock (Cost $531,732)		257,720

	Principal Amount	Value
Short-Term Investments 16.2%
Commercial Paper 9.4%
Abbot Laboratories 0.15%, due 2/13/09 (a)(g)	$5,000,000	4,999,750
Basin Electric Power Cooperative 0.30%, due 2/19/09 (a)(g)	7,000,000	6,998,950
BP Capital Markets PLC 0.10%, due 2/13/09 (a)(g)	2,000,000	1,999,933
Caterpillar Finacial Services Corp. 0.07%, due 2/2/09 (g)	3,400,000	3,399,994
Colgate-Palmolive Co. 0.05%, due 2/4/09 (a)(g)	7,970,000	7,969,967
ConocoPhillips Co. 0.17%, due 2/11/09 (a)(g)	8,745,000	8,744,587
General Dynamics Corp. 0.20%, due 2/9/09 (a)(g)	4,000,000	3,999,822
Pitney Bowes, Inc. 0.18%, due 2/6/09 (a)(g)	7,000,000	6,999,825

Total Commercial Paper (Cost $45,112,828)		45,112,828

Repurchase Agreement 0.3%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $1,364,497 (Collateralized by a United States Treasury Bill with a rate of 0.25% and a maturity date of 5/14/09, with a Principal Amount of $1,395,000 and a Market Value of $1,394,024)	1,364,491	1,364,491

Total Repurchase Agreement (Cost $1,364,491)		1,364,491

U.S. Government & Federal Agencies 6.5%
Federal Home Loan Bank (Discount Note) (zero coupon), due 2/3/09 (g)	11,480,000	11,479,968
United States Treasury Bills
0.023%, due 2/12/09 (g)	11,995,000	11,994,916
0.122%, due 3/12/09 (g)	7,875,000	7,873,963

Total U.S. Government & Federal Agencies (Cost $31,348,847)		31,348,847

Total Short-Term Investments (Cost $77,826,166)		77,826,166

Total Investments (Cost $637,612,215) (h)	99.9%	480,157,965
Cash and Other Assets,
Less Liabilities	0.1	609,793

Net Assets	100.0%	$480,767,758

¤	Among the Fund's 10 largest holdings or issuers, as of January 31, 2009, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(c)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2009. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(d)	Illiquid security. The total market value of these securities at January 31, 2009 is $36,667,657, which represents 7.6% of the Fund's net assets.
(e)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(f)	Fair valued security. The total market value of this security at January 31, 2009 is $257,720, which represents 0.1% of the Fund's net assets.
(g)	Interest rate presented is yield to maturity.
(h)	At January 31, 2009, cost is $637,602,228 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$39,087
Gross unrealized depreciation	(157,483,350)
Net unrealized depreciation	$(157,444,263)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	479,900,245
Level 3 - Significant Unobservable Inputs	257,720
Total	$480,157,965

 The Fund did not hold other financial instruments as of January 31, 2009.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$3,270,617
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	800,676
Net purchases (sales)	-
Net transfers in and/or out of Level 3	(3,813,573)
Balance as of 1/31/09	$257,720
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	-

MainStay Growth Allocation Fund

Portfolio of Investments January 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 100.2%†
Equity Funds 100.2%
MainStay 130/30 Core Fund Class I (a)	1,801,504	$9,584,003
MainStay 130/30 Growth Fund Class I (b)	371,869	2,246,091
MainStay 130/30 International Fund Class I (a)(b)	1,389,009	6,542,232
MainStay Capital Appreciation Fund Class I (a)(b)	26,752	548,683
MainStay Common Stock Fund Class I (a)	2,949,793	23,598,346
MainStay Growth Equity Fund Class I (a)	876,150	6,527,321
MainStay ICAP Equity Fund Class I	471,370	10,775,511
MainStay ICAP International Fund Class I	444,455	9,133,548
MainStay ICAP Select Equity Fund Class I	496,958	10,838,665
MainStay International Equity Fund Class I	1,074,900	10,620,007
MainStay Large Cap Growth Fund Class I (b)	5,307,773	23,035,735
MainStay MAP Fund Class I	604,670	11,996,643
MainStay Mid Cap Core Fund Class I (a)	99,564	1,343,118
MainStay S&P 500 Index Fund Class I	122,975	2,327,914
MainStay Small Cap Opportunity Fund Class I	46,525	374,988
MainStay Value Fund Class I (a)	262,089	2,848,906

Total Investments (Cost $211,491,920) (c)	100.2%	132,341,711
Liabilities in Excess of
Cash and Other Assets	(0.2)	(233,187)

Net Assets	100.0%	$132,108,524

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2009, cost is $213,397,383 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(81,055,672)

Net unrealized depreciation	$(81,055,672)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$132,341,711
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$132,341,711

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Growth Equity Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 99.2%†

	Aerospace & Defense 4.8%
	Boeing Co. (The)	15,757	$666,679
	Northrop Grumman Corp.	11,161	537,067
	Precision Castparts Corp.	11,186	726,531
	United Technologies Corp.	18,757	900,148
			2,830,425

	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	8,277	380,576

	Beverages 1.3%
	Coca-Cola Co. (The)	8,288	354,063
	Hansen Natural Corp. (a)	12,381	414,764
			768,827

	Biotechnology 5.2%
	Celgene Corp. (a)	12,942	685,279
	Cephalon, Inc. (a)	7,552	582,864
	Genzyme Corp. (a)	8,237	567,694
¤	Gilead Sciences, Inc. (a)	24,164	1,226,806
			3,062,643

	Capital Markets 1.7%
	BlackRock, Inc.	3,580	389,504
	Charles Schwab Corp. (The)	42,744	580,891
			970,395

	Chemicals 1.8%
	Monsanto Co.	13,743	1,045,293

	Communications Equipment 6.0%
¤	Cisco Systems, Inc. (a)	102,725	1,537,793
	Corning, Inc.	34,978	353,627
	F5 Networks, Inc. (a)	15,045	333,548
¤	QUALCOMM, Inc.	36,665	1,266,776
			3,491,744

	Computers & Peripherals 9.6%
¤	Apple, Inc. (a)	17,064	1,537,978
¤	Hewlett-Packard Co.	46,823	1,627,099
¤	International Business Machines Corp.	22,800	2,089,620
	NetApp, Inc. (a)	22,490	333,527
			5,588,224

	Construction & Engineering 2.1%
	Fluor Corp.	11,080	431,012
	Quanta Services, Inc. (a)	17,702	378,469
	URS Corp. (a)	11,405	388,340
			1,197,821

	Diversified Consumer Services 1.7%
	Apollo Group, Inc. Class A (a)	7,634	621,865
	ITT Educational Services, Inc. (a)	3,233	396,075
			1,017,940

	Diversified Financial Services 0.7%
	IntercontinentalExchange, Inc. (a)	7,048	401,243

	Energy Equipment & Services 0.7%
	FMC Technologies, Inc. (a)	13,184	390,115

	Food & Staples Retailing 4.9%
	CVS Caremark Corp.	30,233	812,663
	Kroger Co. (The)	23,584	530,640
¤	Wal-Mart Stores, Inc.	32,504	1,531,588
			2,874,891

	Food Products 1.2%
	General Mills, Inc.	11,793	697,556

	Health Care Equipment & Supplies 4.0%
	Baxter International, Inc.	18,259	1,070,890
	Becton, Dickinson & Co.	6,465	469,812
	St. Jude Medical, Inc. (a)	22,551	820,180
			2,360,882

	Health Care Providers & Services 4.1%
	Aetna, Inc.	19,622	608,282
	CIGNA Corp.	28,227	490,021
	Humana, Inc. (a)	10,380	393,713
	Medco Health Solutions, Inc. (a)	19,491	875,731
			2,367,747

	Hotels, Restaurants & Leisure 2.0%
	Carnival Corp.	21,927	398,852
	Starwood Hotels & Resorts Worldwide, Inc.	18,213	275,381
	Yum! Brands, Inc.	18,042	516,362
			1,190,595

	Household Durables 0.7%
	Pulte Homes, Inc.	40,291	408,954

	Household Products 1.0%
	Procter & Gamble Co. (The)	10,425	568,162

	Industrial Conglomerates 0.6%
	3M Co.	6,552	352,432

	Insurance 1.0%
	W.R. Berkley Corp.	22,057	584,069

	Internet & Catalog Retail 0.8%
	Priceline.com, Inc. (a)	7,089	475,601

	Internet Software & Services 3.0%
	Google, Inc. Class A (a)	3,617	1,224,463
	VeriSign, Inc. (a)	28,061	541,858
			1,766,321

	IT Services 3.9%
	Accenture, Ltd. Class A	25,431	802,602
	Lender Processing Services, Inc.	15,000	388,800
	Mastercard, Inc. Class A	3,180	431,780
	Visa, Inc. Class A	13,779	679,994
			2,303,176

	Life Sciences Tools & Services 1.1%
	Thermo Fisher Scientific, Inc. (a)	17,200	617,996

	Machinery 2.0%
	Bucyrus International, Inc.	16,977	263,143
	Danaher Corp.	10,774	602,590
	Navistar International Corp. (a)	10,388	315,484
			1,181,217

	Media 0.8%
	Time Warner, Inc.	50,094	467,377

	Metals & Mining 0.5%
	United States Steel Corp.	9,467	284,294

	Multiline Retail 2.5%
	Dollar Tree, Inc. (a)	13,529	577,824
	Kohl's Corp. (a)	11,719	430,204
	Target Corp.	15,020	468,624
			1,476,652

	Oil & Gas 6.8%
	Devon Energy Corp.	3,825	235,620
	Encore Acquisition Co. (a)	8,413	228,665
¤	ExxonMobil Corp.	18,469	1,412,509
	Noble Energy, Inc.	7,736	378,522
	Occidental Petroleum Corp.	17,805	971,263
	Spectra Energy Corp.	16,922	245,538
	Sunoco, Inc.	11,133	515,681
			3,987,798

	Pharmaceuticals 6.2%
¤	Abbott Laboratories	24,285	1,346,360
	Bristol-Myers Squibb Co.	36,219	775,449
	Johnson & Johnson	16,803	969,365
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	12,985	538,228
			3,629,402

	Professional Services 0.6%
	Monster Worldwide, Inc. (a)	35,691	328,714

	Real Estate Investment Trusts 0.5%
	HCP, Inc.	11,617	271,141

	Road & Rail 1.3%
	Union Pacific Corp.	17,707	775,390

	Semiconductors & Semiconductor Equipment 3.1%
	Applied Materials, Inc.	29,894	280,107
	Broadcom Corp. Class A (a)	23,629	374,520
	MEMC Electronic Materials, Inc. (a)	30,678	417,221
	Texas Instruments, Inc.	49,489	739,860
			1,811,708

	Software 5.5%
	Adobe Systems, Inc. (a)	21,656	418,177
¤	Microsoft Corp.	93,207	1,593,840
	Oracle Corp. (a)	71,804	1,208,461
			3,220,478

	Specialty Retail 1.8%
	AutoZone, Inc. (a)	4,131	548,968
	Lowe's Cos., Inc.	29,080	531,292
			1,080,260

	Tobacco 0.6%
	Philip Morris International, Inc.	9,045	336,022

	Trading Companies & Distributors 0.7%
	Fastenal Co.	12,054	412,006

	Wireless Telecommunication Services 1.7%
	American Tower Corp. Class A (a)	17,739	538,201
	MetroPCS Communications, Inc. (a)	31,931	433,943
			972,144

	Total Common Stocks (Cost $68,668,245)		57,948,231

	Exchange Traded Fund 0.2% (c)
	iShares Russell 1000 Growth Index Fund	4,250	149,175

	Total Exchange Traded Fund (Cost $152,527)		149,175

		Principal Amount	Value
	Short-Term Investment 2.1%
	Repurchase Agreement 2.1%

State Street Bank and Trust Co.
0.05%, dated 1/30/09
due 2/2/09
Proceeds at Maturity $1,209,051 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $1,235,000 and a Market Value of $1,234,012)
		$1,209,046	1,209,046

	Total Short-Term Investment (Cost $1,209,046)		1,209,046

	Total Investments (Cost $70,029,818) (d)	101.5%	59,306,452
	Liabilities in Excess of
Cash and Other Assets		(1.5)	(882,636)

	Net Assets	100.0%	$58,423,816

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At January 31, 2009, cost is $73,476,009 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$884,516
Gross unrealized depreciation	(15,054,073)

Net unrealized depreciation	$(14,169,557)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$58,097,406
Level 2 - Other Significant Observable Inputs	1,209,046
Level 3 - Significant Unobservable Inputs	-
Total	$59,306,452

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Income Manager Fund

Portfolio of Investments ††† January 31, 2009 unaudited
	Principal Amount	Value
Long-Term Bonds 43.7%†
Asset-Backed Securities 4.5%
Airlines 0.0%‡
Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 3/15/20	$28,096	$23,039

Automobile 0.3%
Drive Auto Receivables Trust Series 2005-3, Class A4 5.09%, due 6/15/13 (a)(b)	433,271	408,806
Harley-Davidson Motorcycle Trust Series 2007-3, Class B 6.04%, due 8/15/14	500,000	385,599
		794,405

Credit Cards 0.3%
Chase Issuance Trust Series 2005, Class A-10 4.65%, due 12/17/12	750,000	759,252

Home Equity 3.9%
Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 4.64%, due 10/25/33	476,833	390,658
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 5.833%, due 4/25/32	300,120	189,760
CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32	80,315	56,509
Citicorp Residential Mortgage Securities, Inc.
Series 2006-2, Class A2 5.557%, due 9/25/36 (a)	534,292	514,389
Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	500,000	417,770
Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33 (a)	529,299	394,763
Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.852%, due 5/25/36	500,000	274,262
Countrywide Asset-Backed Certificates
Series 2006-S8, Class A3 5.555%, due 4/25/36	483,653	179,588
Series 2003-5, Class AF5 5.739%, due 2/25/34 (a)	612,813	329,527
Series 2006-S5, Class A3 5.762%, due 7/25/36	497,545	127,844
Series 2007-S1, Class A3 5.81%, due 11/25/36	468,018	174,221
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C 5.623%, due 2/25/37	500,000	251,950
Series 2007-CB4, Class A2B 5.723%, due 4/25/37 (a)	200,000	122,994
Equity One ABS, Inc.
Series 2003-4, Class AF6 4.833%, due 11/25/33 (a)	500,000	369,326
Series 2003-3, Class AF4 4.995%, due 12/25/33	496,169	355,412
GMAC Mortgage Corp. Loan Trust Series 2006-HE2, Class A3 6.32%, due 5/25/36	500,000	182,041
GSAA Home Equity Trust
Series 2006-6, Class AF2 5.687%, due 1/15/35	500,000	456,461
Series 2007-2, Class AF2 5.76%, due 3/25/37	500,000	372,716
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH1, Class AF3 5.532%, due 11/25/36	500,000	306,565
Series 2007-CH2, Class AF3 5.552%, due 1/25/37	500,000	305,736
Series 2006-WF1, Class A6 6.00%, due 7/25/36	500,000	252,046
Marriott Vacation Club Owner Trust Series 2006-1A, Class A 5.737%, due 4/20/28 (b)(c)	106,388	83,278
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A 5.651%, due 10/25/46	500,000	279,392
Series 2007-3XS, Class 2A2 5.704%, due 1/25/47	500,000	370,850
Option One Mortgage Loan Trust Series 2007-FXD1, Class 3A3 5.611%, due 1/25/37	570,000	321,591
Residential Asset Mortgage Products, Inc.
Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)	429,696	309,132
Series 2003-RS7, Class AI6 5.34%, due 8/25/33	422,443	392,611
Residential Asset Securities Corp. Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (a)	326,839	243,822
Residential Funding Mortgage Securities II, Inc. Series 2007-HSA3, Class 1A3 6.03%, due 5/25/37 (a)	750,000	498,177
Saxon Asset Securities Trust Series 2003-1, Class AF5 4.955%, due 6/25/33	96,707	46,240
Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)	357,265	325,415
		8,895,046

Total Asset-Backed Securities (Cost $15,396,212)		10,471,742

Mortgage-Backed Securities 5.0%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.0%
Banc of America Commercial Mortgage, Inc.
Series 2006-4, Class A3A 5.60%, due 7/10/46	250,000	187,570
Series 2006-4, Class A4 5.634%, due 7/10/46	500,000	368,202
Series 2006-2, Class A4 5.739%, due 5/10/45 (d)	730,000	551,030
Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36	500,000	346,223
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-8, Class A4 5.099%, due 8/25/35 (b)	500,000	403,538
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class AAB 5.693%, due 9/11/38	250,000	200,035
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.225%, due 7/15/44	1,000,000	597,611
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AAB 5.291%, due 12/10/46	500,000	384,734
Series 2006-C8, Class A4 5.306%, due 12/10/46	500,000	348,978
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.223%, due 8/15/48	500,000	350,160
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C3, Class A5 4.878%, due 1/15/42	510,000	425,135
Series 2006-LDP8, Class A4 5.399%, due 5/15/45	500,000	329,468
Series 2006-CB15, Class A4 5.814%, due 6/12/43	500,000	345,948
Series 2007-CB20, Class A3 5.819%, due 2/12/51	500,000	307,893
Series 2007-LD12, Class A3 5.99%, due 2/15/51	500,000	321,300
JPMorgan Mortgage Trust Series 2006-A4, Class 1A1 5.818%, due 6/25/36	894,623	540,636
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3 5.347%, due 11/15/38	500,000	347,687
Series 2007-C6, Class AAB 5.855%, due 7/15/40	500,000	370,899
Series 2006-C4, Class AAB 5.857%, due 6/15/32 (d)	300,000	241,121
Series 2007-C6, Class A3 5.933%, due 7/15/40	500,000	312,164
Merrill Lynch Mortgage Trust Series 2005-LC1, Class A4 5.291%, due 1/12/44	500,000	415,921
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 5.92%, due 5/12/16	500,000	325,218
Morgan Stanley Capital I
Series 2006-IQ12, Class A4 5.332%, due 12/15/43	500,000	342,521
Series 2007-IQ14, Class AAB 5.654%, due 4/15/49	500,000	362,909
Series 2006-HQ9, Class AM 5.773%, due 7/12/44	500,000	244,565
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-8, Class 4A3 5.726%, due 9/25/36 (d)	500,000	230,747
Series 2006-5, Class 1A1 5.988%, due 6/25/36	598,028	329,261
Series 2005-22, Class 5A2 6.00%, due 12/25/35	672,798	185,303
TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37	500,000	401,077
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4 4.935%, due 4/15/42	1,000,000	821,890
Series 2006-C29, Class AM 5.339%, due 11/15/48	500,000	228,764
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR3, Class A2 5.73%, due 4/25/37	1,000,000	463,993

Total Mortgage-Backed Securities (Cost $17,746,335)		11,632,501

Corporate Bonds 18.6%
Advertising 0.2%
Lamar Media Corp. Series C 6.625%, due 8/15/15	300,000	225,000
Visant Corp. 7.625%, due 10/1/12	245,000	220,500
		445,500

Aerospace & Defense 0.6%
BE Aerospace, Inc. 8.50%, due 7/1/18	200,000	188,000
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co. 9.75%, due 4/1/17	400,000	72,000
L-3 Communications Corp. Class B 6.375%, due 10/15/15	300,000	281,250
Lockheed Martin Corp. 7.65%, due 5/1/16	100,000	113,600
Moog, Inc. 6.25%, due 1/15/15	385,000	344,575
Northrop Grumman Corp. 7.125%, due 2/15/11	100,000	106,521
TransDigm, Inc. 7.75%, due 7/15/14	200,000	180,000
		1,285,946

Auto Manufacturers 0.0%‡
Ford Motor Co. 7.45%, due 7/16/31	35,000	7,700
General Motors Corp. 8.375%, due 7/15/33	350,000	49,000
		56,700

Auto Parts & Equipment 0.1%
TRW Automotive, Inc. 7.00%, due 3/15/14 (b)	300,000	142,500

Banks 0.5%
Deutsche Bank Financial, Inc. 7.50%, due 4/25/09	100,000	100,178
GMAC LLC 6.875%, due 9/15/11	189,000	148,798
KeyBank N.A. 5.80%, due 7/1/14	175,000	154,018
Mercantile-Safe Deposit & Trust Co. 5.70%, due 11/15/11	100,000	103,883
Popular North America, Inc. 5.65%, due 4/15/09	375,000	372,814
SunTrust Banks, Inc. 5.45%, due 12/1/17	50,000	46,057
Wells Fargo Bank N.A. 6.45%, due 2/1/11	250,000	256,730
		1,182,478

Beverages 0.2%
Anheuser-Busch Cos., Inc. 5.75%, due 4/1/10	100,000	100,072
Coca-Cola Co. (The) 5.35%, due 11/15/17	275,000	291,986
Coca-Cola Enterprises, Inc. 7.00%, due 5/15/98	100,000	89,394
		481,452

Chemicals 0.4%
Dow Chemical Co. (The) 8.55%, due 10/15/09	100,000	100,689
Innophos, Inc. 8.875%, due 8/15/14	325,000	253,500
Mosaic Global Holdings, Inc. 7.625%, due 12/1/16 (b)	250,000	235,000
Rockwood Specialties Group, Inc. 7.50%, due 11/15/14	400,000	328,000
		917,189

Coal 0.2%
Arch Western Finance LLC 6.75%, due 7/1/13	250,000	236,875
Peabody Energy Corp. 5.875%, due 4/15/16	255,000	229,500
		466,375

Commercial Services 0.9%
ARAMARK Corp. 8.50%, due 2/1/15	250,000	243,125
Corrections Corp. of America 7.50%, due 5/1/11	200,000	200,000
Geo Group, Inc. (The) 8.25%, due 7/15/13	235,000	206,800
Iron Mountain, Inc. 8.75%, due 7/15/18	400,000	383,500
Lender Processing Services, Inc. 8.125%, due 7/1/16	270,000	256,500
Mac-Gray Corp. 7.625%, due 8/15/15	400,000	368,000
McKesson Corp. 5.25%, due 3/1/13	125,000	115,478
Service Corp. International 7.00%, due 6/15/17	350,000	318,500
		2,091,903

Computers 0.1%
SunGard Data Systems, Inc. 9.125%, due 8/15/13	400,000	334,000

Diversified Financial Services 1.2%
American General Finance Corp.
5.20%, due 12/15/11	400,000	196,074
6.90%, due 12/15/17	100,000	44,842
Ameriprise Financial, Inc. 5.35%, due 11/15/10	50,000	46,763
Capital One Bank 5.125%, due 2/15/14	100,000	90,925
Caterpillar Financial Services Corp. 4.30%, due 6/1/10	50,000	50,715
Citigroup, Inc. 5.875%, due 2/22/33	250,000	173,812
Ford Motor Credit Co. 9.875%, due 8/10/11	200,000	148,710
Global Cash Acceptance/Global Cash Finance Corp. 8.75%, due 3/15/12	300,000	258,000
Goldman Sachs Group, Inc. (The)
5.35%, due 1/15/16	150,000	131,991
5.70%, due 9/1/12	75,000	72,783
JPMorgan Chase & Co.
5.15%, due 10/1/15	100,000	93,112
5.75%, due 1/2/13	250,000	252,217
MBNA Corp. 6.125%, due 3/1/13	100,000	96,923
Merrill Lynch & Co., Inc. 6.875%, due 4/25/18	150,000	144,407
Morgan Stanley
Series E 5.45%, due 1/9/17	350,000	296,670
6.75%, due 10/15/13	125,000	104,770
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25%, due 4/1/15	350,000	280,000
Pricoa Global Funding I 4.625%, due 6/25/12 (b)	200,000	197,419
		2,680,133

Electric 2.6%
AES Corp. (The) 8.75%, due 5/15/13 (b)	200,000	200,500
American Electric Power Co., Inc. Series C 5.375%, due 3/15/10	100,000	100,230
Arizona Public Service Co. 5.50%, due 9/1/35	325,000	197,079
CMS Energy Corp. 8.50%, due 4/15/11	500,000	503,514
Commonwealth Edison Co. 5.95%, due 8/15/16	150,000	147,378
Consumers Energy Co. Series B 5.375%, due 4/15/13	100,000	100,226
Dominion Resources, Inc. Series B 6.25%, due 6/30/12	60,000	61,729
DTE Energy Co. Series A 6.65%, due 4/15/09	100,000	99,795
Duke Energy Corp. 6.25%, due 1/15/12	125,000	131,105
Edison Mission Energy 7.00%, due 5/15/17	600,000	558,000
Energy Future Holdings Corp. 10.875%, due 11/1/17	200,000	158,000
Entergy Mississippi, Inc. 5.15%, due 2/1/13	250,000	237,795
FirstEnergy Corp. Series B 6.45%, due 11/15/11	125,000	124,658
IES Utilities, Inc. Series B 6.75%, due 3/15/11	100,000	104,065
Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (b)	260,000	240,500
Mirant North America LLC 7.375%, due 12/31/13	400,000	386,000
Nevada Power Co. 6.50%, due 4/15/12	900,000	904,721
Northern States Power Co. 6.875%, due 8/1/09	100,000	101,408
NRG Energy, Inc. 7.375%, due 2/1/16	600,000	571,500
Pacific Gas & Electric Co. 5.80%, due 3/1/37	300,000	296,786
Pepco Holdings, Inc.
6.45%, due 8/15/12	400,000	386,428
7.45%, due 8/15/32	50,000	44,107
PSE&G Power LLC 7.75%, due 4/15/11	100,000	103,220
San Diego Gas & Electric Co. 5.35%, due 5/15/35	50,000	45,552
Southern California Edison Co. 6.65%, due 4/1/29	100,000	104,210
Texas Competitive Electric Holdings Co. LLC 10.25%, due 11/1/15	200,000	148,000
Union Electric Co. 5.40%, due 2/1/16	50,000	43,886
		6,100,392

Engineering & Construction 0.1%
Esco Corp. 8.625%, due 12/15/13 (b)	250,000	195,000

Entertainment 0.4%
Pokagon Gaming Authority 10.375%, due 6/15/14 (b)	373,000	326,375
Shingle Springs Tribal Gaming Authority 9.375%, due 6/15/15 (b)	400,000	246,000
Tunica-Biloxi Gaming Authority 9.00%, due 11/15/15 (b)	123,000	93,480
Vail Resorts, Inc. 6.75%, due 2/15/14	300,000	237,000
Warner Music Group 7.375%, due 4/15/14	100,000	63,500
		966,355

Environmental Controls 0.3%
Allied Waste North America
6.875%, due 6/1/17	350,000	339,500
7.875%, due 4/15/13	150,000	150,375
Republic Services, Inc. 6.75%, due 8/15/11	25,000	24,583
Waste Services, Inc. 9.50%, due 4/15/14	150,000	115,500
WCA Waste Corp. 9.25%, due 6/15/14	160,000	118,400
		748,358

Food 0.3%
Del Monte Corp. 6.75%, due 2/15/15	300,000	282,000
Kellogg Co. Series B 7.45%, due 4/1/31	100,000	117,634
Kroger Co. (The) 4.95%, due 1/15/15	100,000	96,864
Safeway, Inc. 6.35%, due 8/15/17	200,000	202,080
Stater Brothers Holdings 8.125%, due 6/15/12	85,000	84,150
		782,728

Forest Products & Paper 0.5%
Buckeye Technologies, Inc. 8.50%, due 10/1/13	400,000	352,000
Georgia-Pacific Corp. 7.00%, due 1/15/15 (b)	395,000	363,400
Rock-Tenn Co. 9.25%, due 3/15/16 (b)	250,000	245,000
Weyerhaeuser Co. 6.75%, due 3/15/12	100,000	94,495
		1,054,895

Gas 0.0%‡
Atmos Energy Corp. 4.00%, due 10/15/09	50,000	49,439

Hand & Machine Tools 0.1%
Baldor Electric Co. 8.625%, due 2/15/17	400,000	336,000

Health Care - Products 0.1%
Bausch & Lomb, Inc. 9.875%, due 11/1/15 (b)	155,000	136,400

Health Care - Services 0.6%
Aetna, Inc. 7.875%, due 3/1/11	50,000	50,170
Community Health Systems, Inc. 8.875%, due 7/15/15	300,000	288,750
DaVita, Inc. 7.25%, due 3/15/15	400,000	386,000
HCA, Inc. 9.25%, due 11/15/16	500,000	477,500
Quest Diagnostics, Inc. 5.125%, due 11/1/10	25,000	24,856
Vanguard Health Holding Co. II LLC 9.00%, due 10/1/14	200,000	178,000
		1,405,276

Home Builders 0.4%
Centex Corp. 5.70%, due 5/15/14	280,000	215,600
Meritage Homes Corp. 6.25%, due 3/15/15	300,000	184,500
Pulte Homes, Inc. 7.875%, due 8/1/11	525,000	490,875
		890,975

Home Furnishing 0.1%
ALH Finance LLC/ALH Finance Corp. 8.50%, due 1/15/13	200,000	166,000

Household Products & Wares 0.2%
American Greetings Corp. 7.375%, due 6/1/16	150,000	87,000
JohnsonDiversey, Inc. Series B 9.625%, due 5/15/12	400,000	340,000
		427,000

Insurance 0.4%
Allstate Corp. (The) 7.20%, due 12/1/09	100,000	102,769
American International Group, Inc. 4.70%, due 10/1/10	100,000	89,950
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/13	100,000	101,350
CIGNA Corp. 7.00%, due 1/15/11	100,000	99,301
Everest Reinsurance Holdings, Inc. 8.75%, due 3/15/10	500,000	472,548
Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	20,034
Principal Life Income Funding Trust 5.20%, due 11/15/10	25,000	25,312
		911,264

Iron & Steel 0.2%
Steel Dynamics, Inc. 7.375%, due 11/1/12	400,000	360,000

Leisure Time 0.2%
Leslie's Poolmart, Inc. 7.75%, due 2/1/13	400,000	320,000
Travelport LLC 9.875%, due 9/1/14	400,000	158,000
		478,000

Lodging 0.2%
MGM Mirage, Inc. 5.875%, due 2/27/14	400,000	226,000
Wynn Las Vegas LLC 6.625%, due 12/1/14	400,000	291,500
		517,500

Machinery - Construction & Mining 0.2%
Caterpillar, Inc. 7.25%, due 9/15/09	100,000	102,139
Terex Corp. 8.00%, due 11/15/17	300,000	249,000
		351,139

Machinery - Diversified 0.1%
Columbus McKinnon Corp/NY 8.875%, due 11/1/13	200,000	180,000

Media 1.4%
Allbritton Communications Co. 7.75%, due 12/15/12	300,000	148,500
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25%, due 9/15/10	200,000	120,000
Charter Communications Operating LLC 8.00%, due 4/30/12 (b)	200,000	170,000
Comcast Cable Communications Holdings, Inc. 8.375%, due 3/15/13	150,000	162,168
Comcast Corp. 6.50%, due 1/15/15	100,000	100,955
CSC Holdings, Inc.
6.75%, due 4/15/12	100,000	96,250
7.625%, due 7/15/18	200,000	184,000
Dex Media, Inc. 8.00%, due 11/15/13	250,000	31,250
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 8.375%, due 3/15/13	400,000	402,000
Echostar DBS Corp. 6.375%, due 10/1/11	300,000	288,000
Mediacom Broadband LLC 8.50%, due 10/15/15	300,000	258,000
News America Holdings, Inc. 9.25%, due 2/1/13	100,000	106,972
Rainbow National Services LLC 10.375%, due 9/1/14 (b)	130,000	131,625
Salem Communciations Corp. 7.75%, due 12/15/10	300,000	148,500
Time Warner Cable, Inc.
5.85%, due 5/1/17	540,000	501,728
9.25%, due 2/15/14	400,000	366,000
		3,215,948

Mining 0.3%
Century Aluminum Co. 7.50%, due 8/15/14	400,000	224,000
Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17	500,000	415,000
		639,000

Miscellaneous - Manufacturing 0.6%
Actuant Corp. 6.875%, due 6/15/17	200,000	164,000
General Electric Co. 5.25%, due 12/6/17	250,000	236,569
Parker Hannifin Corp. 7.30%, due 5/15/11	500,000	530,417
SPX Corp. 7.625%, due 12/15/14 (b)	365,000	335,800
Textron, Inc. 5.60%, due 12/1/17	175,000	127,771
		1,394,557

Oil & Gas 1.1%
Chesapeake Energy Corp. 6.625%, due 1/15/16	500,000	422,500
Comstock Resources, Inc. 6.875%, due 3/1/12	400,000	322,000
Connacher Oil & Gas 10.25%, due 12/15/15 (b)	200,000	75,000
Denbury Resources, Inc. 7.50%, due 12/15/15	400,000	332,000
Devon Financing Corp. LLC 6.875%, due 9/30/11	125,000	132,732
Enterprise Products Operating, L.P. 4.95%, due 6/1/10	100,000	98,557
Frontier Oil Corp. 8.50%, due 9/15/16	200,000	190,000
Motiva Enterprises LLC 5.20%, due 9/15/12 (b)	200,000	203,761
Newfield Exploration Co. 7.125%, due 5/15/18	340,000	300,050
Southwestern Energy Co. 7.50%, due 2/1/18 (b)	400,000	378,000
		2,454,600

Oil & Gas Services 0.1%
Complete Production Services, Inc. 8.00%, due 12/15/16	200,000	140,000

Packaging & Containers 0.3%
Berry Plastics Holding Corp. 8.875%, due 9/15/14	400,000	196,000
Graham Packaging Co., Inc. 8.50%, due 10/15/12	250,000	191,250
Owens-Illinois, Inc. 7.80%, due 5/15/18	400,000	368,000
		755,250

Pharmaceuticals 0.1%
Eli Lilly & Co. 4.50%, due 3/15/18	100,000	91,957
Schering-Plough Corp. 5.55%, due 12/1/13	100,000	103,398
		195,355

Pipelines 0.7%
Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18 (b)	250,000	191,250
Dynegy Holdings, Inc. 7.75%, due 6/1/19	200,000	155,000
El Paso Corp. 7.00%, due 6/15/17	510,000	466,650
Kinder Morgan Finance Co. ULC 5.70%, due 1/5/16	370,000	319,125
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
Series B 6.875%, due 11/1/14	150,000	109,500
8.75%, due 4/15/18	140,000	100,450
Williams Cos., Inc. 7.625%, due 7/15/19	400,000	381,000
		1,722,975

Real Estate 0.2%
AMB Property, L.P. 5.45%, due 12/1/10	500,000	420,502
ERP Operating, L.P. 7.125%, due 10/15/17	100,000	83,354
		503,856

Real Estate Investment Trusts 0.6%
AvalonBay Communities, Inc. 6.125%, due 11/1/12	250,000	232,796
Camden Property Trust 4.375%, due 1/15/10	65,000	60,199
Host Marriott, L.P. 7.125%, due 11/1/13	400,000	346,000
Liberty Property, L.P. 8.50%, due 8/1/10	125,000	116,363
ProLogis 5.625%, due 11/15/16	100,000	53,380
Regency Centers, L.P. 6.75%, due 1/15/12	200,000	170,377
Weingarten Realty Investors 7.00%, due 7/15/11	500,000	460,639
		1,439,754

Retail 0.5%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp. 6.75%, due 5/1/14	300,000	240,000
Macy's Retail Holdings, Inc. 6.30%, due 4/1/09	250,000	248,906
Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (e)	400,000	178,000
New Albertsons, Inc. 7.50%, due 2/15/11	400,000	398,000
		1,064,906

Semiconductors 0.1%
Amkor Technology, Inc. 9.25%, due 6/1/16	400,000	222,000

Telecommunications 1.1%
American Tower Corp. 7.00%, due 10/15/17 (b)	300,000	288,000
BellSouth Corp. 6.00%, due 10/15/11	250,000	262,294
Cincinnati Bell, Inc. 8.375%, due 1/15/14	300,000	268,500
Cricket Communications, Inc. 9.375%, due 11/1/14	300,000	273,000
Embarq Corp. 7.995%, due 6/1/36	50,000	39,500
GCI, Inc. 7.25%, due 2/15/14	250,000	218,125
MetroPCS Wireless, Inc. 9.25%, due 11/1/14	400,000	370,500
New Cingular Wireless Services, Inc. 7.875%, due 3/1/11	100,000	107,527
Qwest Capital Funding 6.875%, due 7/15/28	300,000	198,000
Qwest Communications International, Inc. Series B 7.50%, due 2/15/14	200,000	171,000
Windstream Corp. 8.125%, due 8/1/13	400,000	394,000
		2,590,446

Textiles 0.0%‡
Simmons Co. 7.875%, due 1/15/14	250,000	46,250

Transportation 0.1%
Burlington Northern Santa Fe Corp. 7.125%, due 12/15/10	100,000	104,310
Norfolk Southern Corp.
6.75%, due 2/15/11	100,000	100,843
7.05%, due 5/1/37	25,000	25,529
Union Pacific Corp. 6.65%, due 1/15/11	100,000	103,013
		333,695

Trucking & Leasing 0.0%‡
TTX Co. 5.00%, due 4/1/12 (b)	100,000	100,223

Total Corporate Bonds (Cost $50,084,149)		42,959,712

	U.S. Government & Federal Agencies 13.5%

	Federal Home Loan Bank 0.9%
	4.625%, due 10/10/12	2,000,000	2,163,594

	Federal Home Loan Mortgage Corporation 0.5%
	3.875%, due 6/29/11	1,000,000	1,049,423

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.3%
	4.50%, due 8/1/33	319,122	321,383
	4.50%, due 8/1/35	398,708	401,034
	5.00%, due 3/1/37	358,914	364,816
	5.00%, due 6/1/37	1,257,571	1,278,251
	5.50%, due 2/1/18	282,362	292,659
	5.50%, due 2/1/21	261,339	269,766
	5.50%, due 10/1/21	303,947	313,748
	6.00%, due 8/1/21	312,742	325,799
	6.00%, due 8/1/37	1,227,531	1,267,766
	6.00%, due 10/1/37	1,961,651	2,025,948
	6.50%, due 11/1/16	56,566	59,067
	6.50%, due 2/1/27	808	851
	6.50%, due 5/1/29	41,006	43,091
	6.50%, due 6/1/29	100,965	106,097
	6.50%, due 7/1/29	138,960	146,025
	6.50%, due 8/1/29	44,145	46,387
	6.50%, due 9/1/29	6,061	6,369
	6.50%, due 10/1/29	619	651
	6.50%, due 6/1/32	44,074	46,259
	6.50%, due 1/1/37	36,512	38,105
	7.00%, due 3/1/26	459	484
	7.00%, due 9/1/26	15,910	16,782
	7.00%, due 10/1/26	106	112
	7.00%, due 7/1/30	5,706	6,047
	7.00%, due 7/1/32	74,940	79,426
	7.50%, due 1/1/16	9,476	9,965
	7.50%, due 5/1/32	56,187	59,933
	8.00%, due 11/1/12	5,686	5,943
			7,532,764

	Federal National Mortgage Association 0.4%
	3.625%, due 8/15/11	1,000,000	1,044,013

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.8%
	4.00%, due 12/1/20	437,089	440,188
	4.50%, due 7/1/20	49,108	49,917
	4.50%, due 12/1/20	582,834	592,431
	4.50%, due 3/1/21	64,690	65,755
	5.00%, due 8/1/22	701,964	719,296
	5.00%, due 5/1/37	1,073,212	1,092,200
	5.50%, due 3/1/38	989,302	1,013,495
	6.00%, due 4/1/19	7,772	8,022
	7.00%, due 10/1/37	16,368	17,209
	7.00%, due 11/1/37	60,905	64,033
	7.50%, due 8/1/11	1,308	1,332
	7.50%, due 10/1/11	1,317	1,372
	7.50%, due 10/1/15	58,094	60,871
	8.00%, due 7/1/09	210	214
	8.00%, due 4/1/10	3,426	3,565
	8.00%, due 8/1/11	603	633
	8.00%, due 10/1/11	6,574	6,897
	8.00%, due 11/1/11	1,366	1,433
			4,138,863

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.2%
	5.00%, due 12/15/37	77,501	79,178
	5.00%, due 5/15/38	391,088	399,490
	5.00%, due 1/15/39	500,000	510,741
	5.50%, due 9/15/35	121,041	124,273
	5.50%, due 7/15/36	441,589	453,312
	6.00%, due 1/15/33	154,738	159,716
	6.00%, due 11/15/33	149,908	154,724
	6.00%, due 11/15/36	392,322	404,375
	6.00%, due 11/15/37	458,216	472,293
	6.00%, due 9/15/38	970,894	1,000,569
	6.50%, due 4/15/29	283	296
	6.50%, due 5/15/29	503	525
	6.50%, due 8/15/29	63	66
	6.50%, due 7/15/31	166,052	173,325
	6.50%, due 10/15/31	14,907	15,652
	6.50%, due 8/15/36	429,302	445,757
	6.50%, due 7/15/37	455,054	472,497
	7.00%, due 7/15/11	328	340
	7.00%, due 10/15/11	21,385	22,196
	7.00%, due 9/15/23	5,457	5,857
	7.00%, due 7/15/25	2,452	2,628
	7.00%, due 12/15/25	5,097	5,462
	7.00%, due 5/15/26	10,579	11,335
	7.00%, due 11/15/27	18,652	19,991
	7.00%, due 12/15/27	98,803	105,893
	7.00%, due 6/15/28	5,216	5,586
	7.50%, due 3/15/26	10,642	11,342
	7.50%, due 6/15/26	592	631
	7.50%, due 10/15/30	31,953	34,045
	8.00%, due 8/15/26	2,196	2,337
	8.00%, due 9/15/26	738	785
	8.00%, due 10/15/26	22,541	23,988
	8.50%, due 11/15/26	25,783	27,687
			5,146,892

	United States Treasury Bonds 0.8%
	4.375%, due 2/15/38	70,000	79,341
	4.75%, due 2/15/37	585,000	694,413
	5.00%, due 5/15/37	790,000	973,675
			1,747,429

¤	United States Treasury Notes 3.6%
	1.125%, due 12/15/11	625,000	621,875
	1.50%, due 10/31/10	300,000	303,516
	2.00%, due 11/30/13	1,300,000	1,312,289
	2.75%, due 10/31/13	1,495,000	1,561,925
	3.75%, due 11/15/18	3,000,000	3,230,640
	4.00%, due 8/15/18	875,000	960,585
	4.25%, due 8/15/14	275,000	309,891
			8,300,721

	Total U.S. Government & Federal Agencies (Cost $29,931,238)		31,123,699

Yankee Bonds 2.1% (f)

Banks 0.1%
Nordea Bank Sweden AB 5.25%, due 11/30/12 (b)	200,000	189,621

Beverages 0.2%
Diageo Capital PLC 5.125%, due 1/30/12	250,000	256,652
Molson Coors Capital Finance ULC 4.85%, due 9/22/10	300,000	301,836
		558,488

Biotechnology 0.1%
FMC Finance III S.A. 6.875%, due 7/15/17	400,000	386,000

Chemicals 0.1%
Ineos Group Holdings PLC 8.50%, due 2/15/16 (b)	400,000	20,000
Nova Chemicals Corp. 7.40%, due 4/1/09	200,000	124,000
		144,000

Diversified Financial Services 0.1%
CIT Group Co. of Canada 5.20%, due 6/1/15	125,000	81,224
UFJ Finance Aruba AEC 6.75%, due 7/15/13	100,000	100,738
		181,962

Entertainment 0.1%
Great Canadian Gaming Corp. 7.25%, due 2/15/15 (b)	400,000	276,000

Iron & Steel 0.1%
Russel Metals, Inc. 6.375%, due 3/1/14	200,000	156,000

Media 0.1%
Videotron Ltee 6.875%, due 1/15/14	55,000	52,250
Videotron, Ltd. 9.125%, due 4/15/18 (b)	295,000	295,000
		347,250

Oil & Gas 0.2%
EnCana Corp. 6.30%, due 11/1/11	100,000	96,293
Petroplus Finance, Ltd. 6.75%, due 5/1/14 (b)	400,000	298,000
		394,293

Pipelines 0.1%
TransCanada Pipelines, Ltd.
4.00%, due 6/15/13	250,000	241,606
5.85%, due 3/15/36	100,000	80,126
		321,732

Real Estate 0.2%
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC 4.375%, due 11/15/10 (b)	500,000	447,257

Telecommunications 0.5%
Deutsche Telekom International Finance B.V. 8.50%, due 6/15/10	250,000	264,697
Intelsat Subsidiary Holding Co., Ltd. 8.50%, due 1/15/13 (b)	400,000	375,000
Telecom Italia Capital S.A. 6.375%, due 11/15/33	100,000	78,774
Telefonica Europe B.V. 7.75%, due 9/15/10	100,000	105,711
Vodafone Group PLC 7.75%, due 2/15/10	250,000	258,460
		1,082,642

Transportation 0.2%
Canadian National Railway Co.
6.375%, due 11/15/37	335,000	334,827
7.625%, due 5/15/23	50,000	54,068
		388,895

Total Yankee Bonds (Cost $5,719,022)		4,874,140

Total Long-Term Bonds (Cost $118,876,956)		101,061,794

	Shares	Value
Common Stocks 50.7%
Advertising 0.0%‡
Publicis Groupe	4,337	102,066

Aerospace & Defense 0.7%
BAE Systems PLC	7,359	42,899
Boeing Co. (The)	3,762	159,170
Cobham PLC	41,797	129,624
Finmeccanica S.p.A.	532	8,358
General Dynamics Corp.	12,218	693,127
Lockheed Martin Corp.	2,099	172,202
Raytheon Co.	2,730	138,193
United Technologies Corp.	5,406	259,434
		1,603,007

	Agriculture 4.5%
¤	Altria Group, Inc.	225,324	3,726,859
	Archer-Daniels-Midland Co.	39,546	1,082,769
	Armstrong World Industries, Inc.	10,348	171,570
	British American Tobacco PLC	8,360	230,191
	Chaoda Modern Agriculture Holdings, Ltd.	24,000	15,352
¤	Philip Morris International, Inc.	97,715	3,630,112
	Reynolds American, Inc.	38,303	1,462,409
			10,319,262

	Airlines 0.1%
	Deutsche Lufthansa A.G.	5,630	68,482
	Singapore Airlines, Ltd.	11,000	81,174
			149,656

Apparel 0.0%‡
Li Ning Co., Ltd.	13,500	19,081

Auto Manufacturers 0.1%
Fiat S.p.A.	2,065	7,443
Honda Motor Co., Ltd.	800	18,434
Nissan Motor Co., Ltd.	22,200	67,958
Renault S.A.	446	8,657
Toyota Motor Corp.	6,100	198,614
Volkswagen A.G.	93	29,704
		330,810

Auto Parts & Equipment 0.0%‡
Denso Corp.	900	16,691

Banks 1.7%
Alpha Bank AE	1,271	10,708
Banco Bilbao Vizcaya Argentaria S.A.	6,410	60,160
Banco Santander S.A.	31,148	252,054
Bank of America Corp.	97,662	642,616
Bendigo and Adelaide Bank, Ltd.	1,884	11,971
BNP Paribas S.A.	2,000	76,850
BOC Hong Kong Holdings, Ltd.	109,500	113,394
Chuo Mitsui Trust Holdings, Inc.	2,000	8,037
Credit Agricole S.A.	6,459	78,897
DBS Group Holdings, Ltd. (g)	17,000	99,324
Fortis N.V. (c)	4,649	11,012
HSBC Holdings PLC	23,261	183,129
Industrial and Commercial Bank of China Asia, Ltd.	40,000	37,708
Kiyo Holdings, Inc.	14,000	19,169
Lloyds TSB Group PLC (g)	11,518	15,140
Mitsubishi UFJ Financial Group, Inc.	13,200	74,937
National Bank of Greece S.A.	5,436	91,736
Nordea Bank AB	4,356	23,146
Northern Rock PLC (h)	63,213	916
Popular, Inc.	30,896	84,655
Raiffeisen International Bank Holding A.G.	2,829	57,956
Sumitomo Mitsui Financial Group, Inc.	4,400	178,772
Sumitomo Trust & Banking Co., Ltd. (The)	23,000	115,467
U.S. Bancorp	96,348	1,429,804
UniCredit S.p.A.	18,291	32,366
United Overseas Bank, Ltd.	13,000	102,305
Valley National Bancorp	1,293	16,835
Westpac Banking Corp.	440	4,373
		3,833,437

Beverages 0.3%
Coca-Cola Co. (The)	3,600	153,792
Diageo PLC	12,354	169,008
Foster's Group, Ltd.	34,779	120,879
Heineken Holding N.V.	827	22,173
InBev N.V.	2,128	54,249
Molson Coors Brewing Co. Class B	1,230	49,532
PepsiCo, Inc.	2,249	112,968
		682,601

Biotechnology 0.5%
Amgen, Inc. (h)	18,356	1,006,827
CSL, Ltd.	5,472	130,384
		1,137,211

Building Materials 0.1%
Ciments Francais S.A.	409	31,411
HeidelbergCement A.G.	633	24,598
Owens Corning, Inc. (h)	15,048	200,740
		256,749

Chemicals 0.8%
BASF A.G.	4,905	142,690
Bayer A.G.	443	23,602
Dow Chemical Co. (The)	77,560	898,920
E.I. du Pont de Nemours & Co.	13,657	313,565
Koninklijke DSM N.V.	4,525	108,924
Lanxess	2,176	31,929
Monsanto Co.	2,953	224,605
Tessenderlo Chemie N.V.	606	18,389
		1,762,624

Commercial Services 0.6%
Accenture, Ltd. Class A	8,328	262,832
Aggreko PLC	16,428	93,087
Benesse Corp.	2,900	124,284
DeVry, Inc.	1,560	83,585
First Horizon National Corp.	27,188	258,830
Global Payments, Inc.	2,937	101,943
Robert Half International, Inc.	5,282	89,530
Strayer Education, Inc.	633	137,000
Ticketmaster (h)	7,019	41,763
Visa, Inc. Class A	2,504	123,572
		1,316,426

Computers 1.3%
Dell, Inc. (h)	22,698	215,631
Hewlett-Packard Co.	43,680	1,517,880
International Business Machines Corp.	12,253	1,122,987
Logica PLC	22,377	21,322
		2,877,820

Cosmetics & Personal Care 0.9%
Colgate-Palmolive Co.	11,445	744,383
Kao Corp.	5,000	123,003
Oriflame Cosmetics S.A.	350	8,305
Procter & Gamble Co. (The)	23,682	1,290,669
		2,166,360

Distribution & Wholesale 0.1%
Fastenal Co.	3,358	114,776
Mitsubishi Corp.	4,100	55,726
Mitsui & Co., Ltd.	7,000	74,804
Sumitomo Corp.	7,900	73,077
		318,383

Diversified Financial Services 1.1%
Acom Co., Ltd.	40	1,416
American Express Co.	3,829	64,059
BlackRock, Inc.	1,011	109,997
Charles Schwab Corp. (The)	6,810	92,548
Citigroup, Inc.	233,154	827,697
CME Group, Inc.	439	76,346
Fannie Mae	125,901	75,541
Henderson Group PLC	68,536	60,314
Hitachi Capital Corp.	4,200	51,848
KBC Ancora	1,193	9,730
Morgan Stanley	50,923	1,030,172
NYSE Euronext	3,671	80,762
Takefuji Corp.	11,810	85,057
Tokai Tokyo Securities Co., Ltd.	14,000	34,597
UBS A.G. (h)	1,711	21,596
		2,621,680

Electric 6.1%
AGL Energy, Ltd.	11,869	110,484
Ameren Corp.	22,761	756,803
American Electric Power Co., Inc.	24,637	772,370
CLP Holdings, Ltd.	3,500	23,810
Consolidated Edison, Inc.	71,445	2,911,384
Contact Energy, Ltd.	16,400	57,218
DTE Energy Corp.	14,952	515,844
Duke Energy Corp.	153,454	2,324,828
E.ON A.G.	7,703	248,940
Enel S.p.A.	28,658	161,269
Energias de Portugal S.A.	4,540	16,149
Kansai Electric Power Co., Inc. (The)	3,400	94,050
Mirant Corp. (h)	17,182	295,015
Northeast Utilities	15,554	370,185
Pinnacle West Capital Corp.	43,798	1,465,919
Progress Energy, Inc.	68,173	2,639,659
RWE A.G.	240	18,705
SCANA Corp.	9,958	341,460
Southern Co. (The)	7,652	255,959
TECO Energy, Inc.	46,937	563,713
Tohoku Electric Power Co., Inc.	4,700	121,640
Tokyo Electric Power Co., Inc. (The)	600	18,901
		14,084,305

Electrical Components & Equipment 0.1%
Bekaert S.A.	393	22,905
Brother Industries, Ltd.	3,600	23,764
Hitachi, Ltd.	24,000	78,544
Mitsubishi Electric Corp.	4,000	18,701
Nexans S.A.	1,022	58,971
		202,885

Energy - Alternate Sources 0.0%‡
Vestas Wind Systems A/S (h)	150	7,330

Engineering & Construction 0.3%
ABB, Ltd. (h)	9,942	129,771
COMSYS Holdings Corp.	7,000	60,077
Fluor Corp.	3,475	135,178
Granite Construction, Inc.	2,146	75,582
Hochtief A.G.	2,054	70,745
JGC Corp.	5,000	72,633
Keller Group PLC	1,917	17,099
Takasago Thermal Engineering Co, Ltd.	6,000	46,085
		607,170

Entertainment 0.1%
OPAP S.A.	4,380	127,866
Sankyo Co., Ltd.	2,000	97,067
Warner Music Group Corp.	24,728	50,692
		275,625

Environmental Controls 0.1%
Waste Management, Inc.	3,930	122,577

Food 0.8%
Delhaize Group	1,428	92,152
General Mills, Inc.	2,259	133,620
H.J. Heinz Co.	2,484	90,666
Koninklijke Ahold N.V.	12,452	150,045
Kraft Foods, Inc. Class A	25,489	714,966
Kroger Co. (The)	5,617	126,382
Nestle S.A. Registered	12,209	422,931
Tesco PLC	6,040	31,354
Toyo Suisan Kaisha, Ltd.	1,000	26,660
Unilever N.V.	20	439
Unilever N.V., C.V.A	1,337	29,564
Unilever PLC	2,889	64,057
Viscofan S.A.	3,066	57,708
		1,940,544

Food Services 0.0%‡
Compass Group PLC	12,195	60,663

Forest Products & Paper 0.5%
Domtar Corp. (h)	133,972	199,618
International Paper Co.	35,339	322,292
Mondi PLC	22,288	59,189
Plum Creek Timber Co., Inc.	13,681	420,965
Texas Instruments, Inc.	11,303	168,980
Weyerhaeuser Co.	2,630	71,904
		1,242,948

Gas 0.6%
Gas Natural SDG S.A.	472	11,392
GDF Suez S.A.	2,458	94,637
NiSource, Inc.	123,795	1,198,336
Snam Rete Gas S.p.A.	1,169	6,103
		1,310,468

Hand & Machine Tools 0.0%‡
Gildemeister A.G.	1,956	14,751
Lincoln Electric Holdings, Inc.	847	34,871
		49,622

Health Care - Products 0.5%
Alcon, Inc.	716	61,318
Baxter International, Inc.	4,618	270,846
Becton, Dickinson & Co.	2,550	185,309
Elekta AB	3,482	39,645
Hill-Rom Holdings, Inc.	11,727	165,116
Johnson & Johnson	4,625	266,816
Medtronic, Inc.	6,656	222,909
Nihon Kohden Corp.	1,200	22,682
		1,234,641

Health Care - Services 0.1%
Aetna, Inc.	4,796	148,676
Health Management Associates, Inc. Class A (h)	26,790	42,596
Ramsay Health Care, Ltd.	6,552	42,048
		233,320

Holding Company - Diversified 0.1%
Drax Group PLC	7,079	57,091
Hutchison Whampoa, Ltd.	9,000	46,426
Swire Pacific, Ltd. Class A	12,500	82,213
Swire Pacific, Ltd. Class B	2,500	3,282
		189,012

Home Builders 0.2%
Pulte Homes, Inc.	27,436	278,475
Toll Brothers, Inc. (h)	15,035	255,896
		534,371

Home Furnishing 0.1%
Matsushita Electric Industrial Co., Ltd.	11,000	134,569
Sony Corp.	2,900	57,461
		192,030

Household Products & Wares 0.2%
Church & Dwight Co., Inc.	1,995	106,194
Reckitt Benckiser Group PLC	1,949	75,555
Scotts Miracle-Gro Co. (The) Class A	2,414	77,779
Societe BIC S.A.	2,022	108,737
		368,265

Insurance 2.5%
Aflac, Inc.	11,150	258,792
Allianz SE	286	24,205
Allstate Corp. (The)	30,406	658,898
American Financial Group, Inc.	11,727	199,124
Assicurazioni Generali S.p.A.	916	19,117
Assurant, Inc.	2,054	54,226
AXA S.A.	8,751	136,866
Baloise Holding A.G.	1,560	97,172
British Insurance Holdings PLC	26,798	78,739
Chubb Corp. (The)	10,579	450,454
CIGNA Corp.	6,316	109,646
Conseco, Inc. (h)	44,363	103,366
Hannover Rueckversicherung A.G.	2,952	90,789
Hanover Insurance Group, Inc. (The)	7,650	309,213
Hartford Financial Services Group, Inc. (The)	25,703	338,252
ING Groep N.V.	3,748	30,627
MetLife, Inc.	24,992	718,020
Muenchener Rueckversicherungs - Gesellschaft A.G. Registered	740	98,255
Old Republic International Corp.	31,992	330,157
Prudential Financial, Inc.	25,478	656,059
QBE Insurance Group, Ltd.	8,348	127,304
SCOR SE	1,161	23,651
Swiss Life Holding (h)	304	16,564
Tokio Marine Holdings, Inc.	2,700	73,184
Torchmark Corp.	1,974	59,220
Unum Group	26,605	376,727
W.R. Berkley Corp.	3,872	102,531
Zurich Financial Services A.G.	876	158,600
		5,699,758

Investment Companies 0.1%
Investor AB	2,973	34,560
Man Group PLC	25,680	76,757
		111,317

Iron & Steel 0.6%
ArcelorMittal	6,192	140,369
BlueScope Steel, Ltd.	15,482	34,726
JFE Holdings, Inc.	3,900	99,198
Nippon Steel Corp.	42,000	125,764
Nucor Corp.	15,228	621,150
Steel Dynamics, Inc.	4,305	45,719
ThyssenKrupp A.G.	932	19,022
United States Steel Corp.	2,582	77,537
Yamato Kogyo Co., Ltd.	4,400	108,978
		1,272,463

Leisure Time 0.0%‡
Kuoni Reisen Holding A.G.	177	50,510

Lodging 0.0%‡
InterContinental Hotels Group PLC	2,149	16,350
Starwood Hotels & Resorts Worldwide, Inc.	4,033	60,979
		77,329

Machinery - Construction & Mining 0.1%
Caterpillar, Inc.	10,080	310,968

Machinery - Diversified 0.1%
Alstom	642	31,175
Bobst Group A.G.	1,409	38,022
MAN A.G.	2,141	93,534
		162,731

Media 1.5%
CBS Corp. Class B	27,637	158,084
Comcast Corp. Class A	54,289	795,334
EW Scripps Co. Class A	73,976	119,101
Gannett Co., Inc.	54,388	313,819
Liberty Media Corp. Entertainment Class A (h)	35,207	646,048
Time Warner, Inc.	107,561	1,003,544
Vivendi S.A.	6,606	170,943
Walt Disney Co. (The)	4,570	94,507
WPP PLC	9,638	54,543
		3,355,923

Metal Fabricate & Hardware 0.2%
Precision Castparts Corp.	1,831	118,923
Timken Co. (The)	13,305	198,111
Vallourec	1,061	104,449
		421,483

Mining 0.2%
Anglo American PLC	186	3,412
BHP Billiton PLC	5,316	90,984
BHP Billiton, Ltd.	12,966	251,277
Kazakhmys PLC	22,466	72,848
Rio Tinto PLC	618	13,488
		432,009

Miscellaneous - Manufacturing 1.1%
Alfa Laval AB	1,900	13,343
Ansell, Ltd.	6,327	41,046
Danaher Corp.	2,636	147,432
Dover Corp.	11,407	322,590
General Electric Co.	133,340	1,617,414
John Bean Technologies Corp.	24,158	234,333
Nikon Corp.	5,000	53,097
Siemens A.G.	1,064	59,916
		2,489,171

Office & Business Equipment 0.0%‡
Canon, Inc.	2,200	60,611

	Oil & Gas 3.3%
	BG PLC, Sponsored ADR (i)	2,911	40,098
	BP PLC	59,956	429,662
¤	Chevron Corp.	53,097	3,744,400
	Devon Energy Corp.	1,315	81,004
	ENI S.p.A.	11,077	236,005
	ExxonMobil Corp.	26,387	2,018,078
	Noble Energy, Inc.	1,857	90,863
	OMV A.G.	1,722	49,367
	Repsol YPF S.A.	4,358	78,343
	Royal Dutch Shell PLC Class A	10,658	267,208
	Royal Dutch Shell PLC Class B	7,124	171,174
	StatoilHydro ASA	600	10,371
	Sunoco, Inc.	1,830	84,766
	Total S.A.	3,905	195,874
	Total S.A., Sponsored ADR (i)	1,116	55,554
	Valero Energy Corp.	3,351	80,826
	XTO Energy, Inc.	972	36,051
			7,669,644

	Oil, Gas & Consumable Fuels 0.0%‡
	Santo, Ltd.	1,590	14,518

	Packaging & Containers 0.3%
	Amcor, Ltd.	12,211	41,820
	Smurfit-Stone Container Corp. (h)	136,474	4,517
	Sonoco Products Co.	13,197	302,607
	Temple-Inland, Inc.	47,313	268,265
			617,209

	Pharmaceuticals 5.2%
	Abbott Laboratories	6,406	355,149
	Astellas Pharma, Inc.	4,300	164,657
	AstraZeneca PLC	6,067	234,842
	Bristol-Myers Squibb Co.	99,712	2,134,834
	Bucyrus International, Inc.	3,898	60,419
	GlaxoSmithKline PLC	11,279	199,334
	Herbalife, Ltd.	7,313	149,990
	King Pharmaceuticals, Inc. (h)	34,083	297,885
	Merck & Co., Inc.	78,428	2,239,119
	Miraca Holdings, Inc.	4,700	101,288
	Novartis A.G. Registered	8,001	331,656
	Novo-Nordisk A/S Class B	1,969	105,689
¤	Pfizer, Inc.	268,384	3,913,039
	Roche Holding A.G., Genusscheine	1,190	167,640
	Sanofi-Aventis	4,319	243,792
	Schering-Plough Corp.	61,346	1,077,236
	Takeda Pharmaceutical Co., Ltd.	4,200	198,698
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (i)	2,135	88,496
			12,063,763

	Pipelines 0.0%‡
	Spectra Energy Corp.	5,412	78,528

	Real Estate 0.0%‡
	Kungsleden AB	3,545	18,222
	Leopalace21 Corp.	1,800	15,448
			33,670

Real Estate Investment Trusts 2.8%
Annaly Capital Management, Inc.	44,153	668,476
Apartment Investment & Management Co. Class A	77,677	690,549
Brandywine Realty Trust	52,715	314,709
CapitalSource, Inc.	56,103	204,215
CBL & Associates Properties, Inc.	40,426	164,534
Commonwealth Property Office Fund	124,007	67,763
Developers Diversified Realty Corp.	41,365	198,552
Equity Residential	16,743	400,660
HCP, Inc.	3,617	84,421
Health Care REIT, Inc.	23,904	903,810
HRPT Properties Trust	93,969	298,821
ING Office Fund (g)	71,213	22,398
Liberty Property Trust	47,502	950,040
Mack-Cali Realty Corp.	39,719	807,090
ProLogis	27,744	277,717
UDR, Inc.	2,617	30,697
Vornado Realty Trust	8,618	437,881
		6,522,333

Retail 1.7%
Circle K Sunkus Co, Ltd.	800	14,026
Compagnie Financiere Richemont S.A.	568	8,325
CVS Caremark Corp.	6,887	185,123
Family Dollar Stores, Inc.	5,031	139,711
Game Group PLC	10,687	22,225
Lowe's Cos., Inc.	5,342	97,598
McDonald's Corp.	22,738	1,319,259
Ross Stores, Inc.	3,750	110,325
Seven & I Holdings Co, Ltd.	6,000	162,631
Target Corp.	1,742	54,350
TJX Cos., Inc.	4,013	77,932
Wal-Mart Stores, Inc.	32,825	1,546,714
WH Smith PLC	21,228	103,750
		3,841,969

Savings & Loans 0.1%
New York Community Bancorp, Inc.	21,037	278,740

Semiconductors 0.5%
Applied Materials, Inc.	13,642	127,826
Intel Corp.	86,118	1,110,922
		1,238,748

Software 0.6%
Aveva Group PLC	7,241	63,014
Infosys Technologies, Ltd., Sponsored ADR (i)	591	15,697
Konami Corp.	4,500	91,718
Mastercard, Inc. Class A	653	88,664
Microsoft Corp.	36,966	632,119
Nihon Unisys, Ltd.	8,100	66,181
Pepco Holdings, Inc.	18,985	338,123
SAP A.G.	1,670	59,551
		1,355,067

	Telecommunications 6.9%
¤	AT&T, Inc.	163,749	4,031,500
	Cable & Wireless PLC	7,000	15,917
	CenterPoint Energy, Inc.	31,799	425,471
	CenturyTel, Inc.	46,728	1,268,198
	Corning, Inc.	13,950	141,034
	Deutsche Telekom A.G.	14,100	170,968
	Embarq Corp.	32,856	1,173,616
	France Telecom S.A.	8,140	183,018
	Frontier Communications Corp.	148,418	1,203,670
	Nippon Telegraph & Telephone Corp.	3,600	176,323
	Nokia OYJ	13,001	159,640
	NTT DoCoMo, Inc.	110	193,956
	PG&E Corp.	20,477	791,846
	Portugal Telecom SGPS S.A. Registered	15,045	121,361
	QUALCOMM, Inc.	10,430	360,356
	Telefonaktiebolaget LM Ericsson Class B	8,847	70,643
	Telefonica S.A.	13,224	235,863
	Telephone and Data Systems, Inc.	2,508	76,519
¤	Verizon Communications, Inc.	140,668	4,201,753
	Vodafone Group PLC	130,367	245,039
	Windstream Corp.	69,691	604,918
			15,851,609

Toys, Games & Hobbies 0.1%
Hasbro, Inc.	11,193	270,087
Nintendo Co., Ltd.	100	31,502
		301,589

Transportation 0.2%
C.H. Robinson Worldwide, Inc.	1,739	79,959
Central Japan Railway Co.	17	121,868
East Japan Railway Co.	100	6,846
Nippon Yusen KK	17,000	81,371
Transport International Holdings, Ltd.	4,800	11,204
Union Pacific Corp.	3,615	158,301
		459,549

Total Common Stocks (Cost $152,848,830)		116,940,849

Convertible Preferred Stock 0.0%‡
Diversified Financial Services 0.0%‡
General Motors Acceptance Corp. Preferred Blocker, Inc. 7.00% (b)(g)	40	9,983

Total Convertible Preferred Stock (Cost $12,590)		9,983

Preferred Stocks 0.1%
Auto Manufacturers 0.0%‡
Fiat S.p.A.	5,912	17,051
Volkswagen A.G.	219	10,866
		27,917

Electric 0.1%
RWE A.G.	1,493	98,698

Machinery - Diversified 0.0%‡
MAN A.G.	98	4,887

Total Preferred Stocks (Cost $265,252)		131,502

	Principal Amount	Value
Short-Term Investments 4.6%
Repurchase Agreement 1.0%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $2,313,578 (Collateralized by United States Treasury Bills with a rates of 0.26% and maturity dates of 5/21/09, with a Principal Amount of $2,380,000 and a Market Value of $2,378,096)	$2,313,569	2,313,569

Total Repurchase Agreement (Cost $2,313,569)		2,313,569

U.S. Government 3.6%
United States Treasury Bills
0.188%, due 4/23/09 (j)(k)	2,000,000	1,999,146
0.21%, due 4/9/09 (k)	6,400,000	6,397,466

Total U.S. Government (Cost $8,397,992)		8,396,612

Total Short-Term Investments (Cost $10,711,561)		10,710,181

Total Investments (Cost $282,715,189) (m)	99.1%	228,854,309
Cash and Other Assets,
Less Liabilities	0.9	2,056,571

Net Assets	100.0%	$230,910,880

	Contracts Long	Unrealized Depreciation(l)
Futures Contracts (0.1%)
Standard & Poor's 500 Index Mini March 2009	208	$(189,048)
United States Treasury Note March 2009 10 year	10	(3,773)

Total Futures Contracts (Settlement Value $9,780,719)		$(192,821)
¤	Among the Fund's 10 largest holdings or issuers, as of January 31, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at January 31, 2009 is $3,934,121, which represents 1.7% of the Fund's net assets.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security. The total market value of these securities at January 31, 2009 is $94,290, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(e)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Illiquid security. The total market value of these securities at January 31, 2009 is $146,845, which represents 0.1% of the Fund's net assets.
(h)	Non-income producing security.
(i)	ADR - American Depositary Receipt.
(j)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(k)	Interest rate presented is yield to maturity.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2009.
(m)	At January 31, 2009, cost is $284,653,815 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$5,038,521
Gross unrealized depreciation	(60,838,027)

Net unrealized depreciation	$(55,799,506)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$121,327,945	$(192,821)
Level 2 - Other Significant Observable Inputs	107,432,074	-
Level 3 - Significant Unobservable Inputs	94,290	-
Total	$228,854,309	$(192,821)

(a) Other financial instruments include futures.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities
Balance as of 10/31/08	$96,906
Accrued discounts/premiums	(29)
Realized gain (loss)	(18)
Change in unrealized appreciation/depreciation	116,621
Net purchases (sales)	(6,939)
Net transfers in and/or out of Level 3	(112,251)
Balance as of 1/31/09	$94,290
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	13,526

As of January 31, 2009, the Fund held the following foreign currency:
		Currency	Cost	Value
Euro	EUR	2,667	$3,517	$3,415
Pound Sterling	GBP	198	274	287
Singapore Dollar	SGD	34,988	23,498	23,177
			$27,289	$26,879

MainStay Indexed Bond Fund

Portfolio of Investments January 31, 2009 unaudited
	Principal Amount	Value
Long-Term Bonds 98.8%†
Asset-Backed Securities 0.5%

Credit Cards 0.1%
Chase Issuance Trust Series 2005, Class A-10 4.65%, due 12/17/12	$500,000	$506,168

Finance-Other 0.2%
Drive Auto Receivables Trust Series 2005-3, Class A4 5.09%, due 6/15/13 (a)	216,636	204,403
Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 11/25/33 (b)	250,000	184,663
Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (b)	214,848	154,566
Residential Funding Mortgage Securities II, Inc. Series 2007-HSA3, Class 1A3 6.03%, due 5/25/37 (b)	500,000	332,118
Saxon Asset Securities Trust Series 2003-1, Class AF5 4.955%, due 6/25/33 (b)	96,707	46,241
		921,991

Home Equity 0.2%
Citicorp Residential Mortgage Securities, Inc. Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	1,000,000	833,268
JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3 6.174%, due 5/25/35 (b)	500,000	255,639
		1,088,907

Transportation 0.0%‡
Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 3/15/20	56,192	46,078

Total Asset-Backed Securities (Cost $3,310,386)		2,563,144

Corporate Bonds 17.5%

Banks 1.9%
BAC Capital TRUST VI 5.625%, due 3/8/35	125,000	84,470
Bank of America Corp.
4.75%, due 8/1/15	250,000	220,635
4.90%, due 5/1/13	500,000	477,379
5.25%, due 12/1/15	200,000	174,033
5.375%, due 6/15/14	300,000	285,749
5.42%, due 3/15/17	1,100,000	901,795
5.625%, due 10/14/16	100,000	89,757
Bank One Corp. 5.90%, due 11/15/11	250,000	253,738
BB&T Corp. 6.50%, due 8/1/11	100,000	102,556
Branch Banking & Trust Co. 4.875%, due 1/15/13	100,000	96,774
Capital One Financial Corp.
5.25%, due 2/21/17	100,000	83,948
6.15%, due 9/1/16	75,000	53,695
Deutsche Bank Financial, Inc. 7.50%, due 4/25/09	125,000	125,223
Fifth Third Bank 4.75%, due 2/1/15	250,000	211,037
HSBC Bank USA N.A. 3.875%, due 9/15/09	100,000	99,802
JPMorgan Chase Bank N.A.
5.875%, due 6/13/16	150,000	145,457
6.00%, due 10/1/17	785,000	764,800
KeyBank N.A. 5.80%, due 7/1/14	375,000	330,038
Marshall & Ilsley Bank 5.00%, due 1/17/17	150,000	103,200
Mellon Funding Corp. 5.00%, due 12/1/14	250,000	241,327
Mercantile Bankshares Corp. Series B 4.625%, due 4/15/13	100,000	90,473
Mercantile-Safe Deposit & Trust Co. 5.70%, due 11/15/11	50,000	51,942
National City Bank of Pennsylvania 6.25%, due 3/15/11	250,000	244,325
PNC Bank N.A. 5.25%, due 1/15/17	175,000	158,312
PNC Funding Corp. 7.50%, due 11/1/09	100,000	99,847
Popular North America, Inc. 4.70%, due 6/30/09	100,000	98,177
Sanwa Bank, Ltd. 7.40%, due 6/15/11	100,000	103,414
State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	85,668
SunTrust Banks, Inc.
5.40%, due 4/1/20	100,000	83,675
5.45%, due 12/1/17	100,000	92,113
Swiss Bank Corp. 7.75%, due 9/1/26	100,000	84,014
Synovus Financial Corp. 4.875%, due 2/15/13	50,000	42,892
U.S. Bank N.A.
4.80%, due 4/15/15	100,000	95,964
6.375%, due 8/1/11	250,000	260,454
Wachovia Bank N.A.
4.875%, due 2/1/15	575,000	525,983
5.00%, due 8/15/15	50,000	45,785
5.60%, due 3/15/16	200,000	181,133
6.60%, due 1/15/38	300,000	293,207
Wachovia Corp.
5.25%, due 8/1/14	100,000	89,090
5.50%, due 8/1/35	125,000	87,520
Wells Fargo Bank N.A.
5.75%, due 5/16/16	350,000	338,301
5.95%, due 8/26/36	150,000	136,430
6.45%, due 2/1/11	550,000	564,807
Zions Bancorp. 5.50%, due 11/16/15	75,000	52,777
		8,751,716

Consumer 2.0%
Anheuser-Busch Cos., Inc. 6.45%, due 9/1/37	250,000	205,975
Archer-Daniels-Midland Co.
5.45%, due 3/15/18	100,000	99,356
6.45%, due 1/15/38	200,000	189,973
Avon Products, Inc. 5.125%, due 1/15/11	50,000	50,579
Bottling Group LLC 5.50%, due 4/1/16	100,000	101,534
Bunge Limited Finance Corp. 5.35%, due 4/15/14	100,000	77,720
Campbell Soup Co. 4.875%, due 10/1/13	100,000	102,018
Coca-Cola Enterprises, Inc.
7.00%, due 10/1/26	100,000	97,713
8.50%, due 2/1/22	252,000	291,179
ConAgra Foods, Inc.
7.00%, due 10/1/28	100,000	97,593
7.875%, due 9/15/10	67,000	71,188
Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	104,380
CVS Caremark Corp.
4.875%, due 9/15/14	50,000	48,350
6.25%, due 6/1/27	175,000	164,459
Dell, Inc. 4.70%, due 4/15/13	175,000	171,018
General Mills, Inc.
5.65%, due 9/10/12	65,000	67,373
5.70%, due 2/15/17	100,000	101,997
H.J. Heinz Finance Co. 6.625%, due 7/15/11	300,000	313,198
Hershey Co. (The) 5.45%, due 9/1/16	100,000	96,415
Home Depot, Inc.
5.40%, due 3/1/16	200,000	181,862
5.875%, due 12/16/36	250,000	187,069
J.C. Penney Co., Inc. 6.875%, due 10/15/15	150,000	117,100
Kellogg Co.
Series B 6.60%, due 4/1/11	250,000	268,808
7.45%, due 4/1/31	150,000	176,451
Kohl's Corp. 6.30%, due 3/1/11	200,000	199,468
Kraft Foods, Inc.
5.25%, due 10/1/13	100,000	103,072
6.25%, due 6/1/12	875,000	924,303
6.50%, due 8/11/17	225,000	231,057
Kroger Co. (The)
5.50%, due 2/1/13	250,000	254,381
6.40%, due 8/15/17	175,000	177,403
Lowe's Cos., Inc.
6.65%, due 9/15/37	100,000	94,746
6.875%, due 2/15/28	100,000	97,969
Macy's Retail Holdings, Inc.
5.35%, due 3/15/12	125,000	99,871
6.30%, due 4/1/09	100,000	99,562
6.65%, due 7/15/24	50,000	26,929
6.70%, due 9/15/28	100,000	56,282
McDonalds Corp. 5.80%, due 10/15/17	310,000	337,786
Mohawk Industries, Inc. 6.125%, due 1/15/16	100,000	79,265
Newell Rubbermaid, Inc. 6.75%, due 3/15/12	50,000	47,253
Pepsi Bottling Group, Inc. 7.00%, due 3/1/29	60,000	66,719
PepsiCo., Inc. 5.15%, due 5/15/12	250,000	268,784
Philip Morris International, Inc. 5.65%, due 5/16/18	325,000	325,201
Procter & Gamble Co. (The)
4.85%, due 12/15/15	75,000	80,137
5.55%, due 3/5/37	100,000	98,872
5.80%, due 8/15/34	75,000	76,920
Safeway, Inc.
5.80%, due 8/15/12	200,000	205,326
6.35%, due 8/15/17	100,000	101,040
Sara Lee Corp. 6.25%, due 9/15/11	150,000	153,118
Sysco Corp. 5.375%, due 9/21/35	100,000	89,542
Target Corp.
5.875%, due 3/1/12	250,000	263,676
6.00%, due 1/15/18	350,000	346,630
6.50%, due 10/15/37	150,000	138,501
Wal-Mart Stores, Inc.
5.375%, due 4/5/17	350,000	372,381
6.50%, due 8/15/37	350,000	395,694
Yum! Brands, Inc. 6.25%, due 3/15/18	130,000	114,770
		9,309,966

Electric 1.9%
Alabama Power Co. 5.55%, due 2/1/17	50,000	50,988
American Electric Power Co., Inc. Series C 5.375%, due 3/15/10	200,000	200,461
Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	81,561
Arizona Public Service Co. 6.375%, due 10/15/11	100,000	97,730
Baltimore Gas & Electric Co. 6.125%, due 7/1/13	100,000	95,406
CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	87,617
Consolidated Edison Co. of New York, Inc.
6.20%, due 6/15/36	100,000	99,625
6.30%, due 8/15/37	225,000	227,142
Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	85,360
Consumers Energy Co.
Series F 4.00%, due 5/15/10	250,000	246,605
Series B 5.375%, due 4/15/13	100,000	100,226
Dominion Resources, Inc. 5.15%, due 7/15/15	100,000	94,262
DTE Energy Co. 7.05%, due 6/1/11	250,000	252,870
Duke Energy Carolinas LLC 6.00%, due 1/15/38	200,000	203,087
Entergy Mississippi, Inc. 5.15%, due 2/1/13	75,000	71,339
Exelon Corp. 6.75%, due 5/1/11	520,000	516,168
FirstEnergy Corp.
Series B 6.45%, due 11/15/11	250,000	249,317
Series C 7.375%, due 11/15/31	200,000	186,404
Florida Power & Light
5.55%, due 11/1/17	100,000	104,975
5.95%, due 10/1/33	100,000	104,257
Florida Power Corp. 6.35%, due 9/15/37	150,000	160,827
FPL Group Capital, Inc. 7.375%, due 6/1/09	250,000	253,568
Georgia Power Co. 5.65%, due 3/1/37	100,000	93,627
IES Utilities, Inc. Series B 6.75%, due 3/15/11	100,000	104,065
Indiana Michigan Power Co. 7.00%, due 3/15/19	50,000	50,196
Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	36,011
Kansas City Power & Light Co. 6.50%, due 11/15/11	50,000	51,069
MidAmerican Energy Holdings Co.
4.65%, due 10/1/14	250,000	247,999
5.875%, due 10/1/12	100,000	103,181
6.125%, due 4/1/36	250,000	234,229
MidAmerican Funding LLC 6.75%, due 3/1/11	100,000	103,264
Nevada Power Co.
6.50%, due 4/15/12	50,000	50,262
6.50%, due 8/1/18	150,000	145,830
NiSource Finance Corp. 6.15%, due 3/1/13	175,000	143,660
Northern States Power Co. 6.875%, due 8/1/09	100,000	101,408
Ohio Power Co.
Series K 6.00%, due 6/1/16	50,000	48,291
Series G 6.60%, due 2/15/33	150,000	133,877
Oncor Electric Delivery Co.
6.375%, due 5/1/12	100,000	99,593
7.00%, due 9/1/22	100,000	95,959
Pacific Gas & Electric Co. 5.625%, due 11/30/17	500,000	516,844
Pacificorp 6.25%, due 10/15/37	150,000	153,467
Peco Energy Co. 5.95%, due 10/1/36	100,000	94,461
Pepco Holdings, Inc.
6.45%, due 8/15/12	100,000	96,607
7.45%, due 8/15/32	100,000	88,213
PPL Energy Supply LLC 5.40%, due 8/15/14	100,000	89,745
Progress Energy, Inc. 5.625%, due 1/15/16	250,000	234,673
PSE&G Power LLC
7.75%, due 4/15/11	100,000	103,220
8.625%, due 4/15/31	50,000	49,974
PSI Energy, Inc. 5.00%, due 9/15/13	100,000	97,141
Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	50,000	42,279
Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	79,608
San Diego Gas & Electric Co. 5.35%, due 5/15/35	25,000	22,776
SCANA Corp. 6.25%, due 2/1/12	100,000	97,843
South Carolina Electric & Gas Co.
6.05%, due 1/15/38	100,000	96,326
6.50%, due 11/1/18	90,000	96,750
Southern California Edison Co.
5.00%, due 1/15/14	225,000	236,425
6.00%, due 1/15/34	100,000	103,584
Southern Power Co.
4.875%, due 7/15/15	100,000	90,841
Series B 6.25%, due 7/15/12	150,000	154,374
Union Electric Co.
4.65%, due 10/1/13	100,000	94,530
5.40%, due 2/1/16	100,000	87,771
Virginia Electric and Power Co.
6.00%, due 1/15/36	200,000	191,559
6.00%, due 5/15/37	125,000	119,619
Wisconsin Energy Corp. 6.50%, due 4/1/11	175,000	182,460
Xcel Energy, Inc. 6.50%, due 7/1/36	200,000	176,274
		8,809,680

Energy 0.9%
Amerada Hess Corp. 7.30%, due 8/15/31	100,000	87,325
Anadarko Petroleum Corp.
5.95%, due 9/15/16	325,000	293,199
6.45%, due 9/15/36	150,000	115,766
Apache Corp. 6.00%, due 1/15/37	150,000	147,401
Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	112,281
ConocoPhillips 5.90%, due 10/15/32	250,000	244,362
Devon Energy Corp. 7.95%, due 4/15/32	50,000	54,310
Devon Financing Corp. LLC 6.875%, due 9/30/11	400,000	424,743
Duke Capital LLC 6.75%, due 2/15/32	125,000	98,054
Energy Transfer Partners, L.P.
5.95%, due 2/1/15	130,000	116,530
6.70%, due 7/1/18	100,000	89,442
Enterprise Products Operating, L.P. Series B 6.875%, due 3/1/33	200,000	171,778
Halliburton Co. 5.50%, due 10/15/10	100,000	102,870
Hess Corp. 6.65%, due 8/15/11	50,000	50,595
Kinder Morgan Energy Partners, L.P.
5.00%, due 12/15/13	150,000	143,864
5.80%, due 3/15/35	250,000	205,261
6.75%, due 3/15/11	200,000	207,850
Marathon Oil Corp.
6.00%, due 10/1/17	100,000	89,174
6.80%, due 3/15/32	100,000	77,707
ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	179,680
ONEOK, Inc. 7.125%, due 4/15/11	100,000	100,328
Pemex Project Funding Master Trust 6.625%, due 6/15/35	250,000	198,402
Plains All American Pipeline, L.P./PAA Finance Corp. 6.65%, due 1/15/37	65,000	46,380
Spectra Energy Capital LLC 6.20%, due 4/15/18	50,000	44,683
Tennessee Gas Pipeline Co. 7.50%, due 4/1/17	300,000	288,000
Valero Energy Corp.
6.625%, due 6/15/37	100,000	74,257
7.50%, due 4/15/32	100,000	81,927
Williams Cos., Inc. 8.75%, due 3/15/32	250,000	228,750
XTO Energy, Inc.
4.90%, due 2/1/14	75,000	69,170
6.10%, due 4/1/36	60,000	49,536
6.75%, due 8/1/37	100,000	90,901
		4,284,526

Finance-Other 3.0%
AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (a)	250,000	224,936
AMB Property, L.P. 6.30%, due 6/1/13	50,000	35,782
American Express Co.
5.50%, due 9/12/16	75,000	68,676
6.15%, due 8/28/17	525,000	493,720
American Express Credit Corp. 7.30%, due 8/20/13	100,000	102,301
American Express Travel Related Services Co., Inc. 3.625%, due 2/20/09	250,000	249,465
American General Finance Corp. Series I 5.40%, due 12/1/15	350,000	153,962
AvalonBay Communities, Inc. 4.95%, due 3/15/13	100,000	86,709
Bear Stearns Cos., Inc. (The)
5.30%, due 10/30/15	100,000	95,260
5.50%, due 8/15/11	100,000	101,743
5.70%, due 11/15/14	250,000	245,908
7.25%, due 2/1/18	400,000	425,780
Boston Properties, Inc. 6.25%, due 1/15/13	100,000	81,628
Brandywine Operating Partnership, L.P. 4.50%, due 11/1/09	125,000	118,038
BRE Properties, Inc. 5.75%, due 9/1/09	100,000	99,183
Camden Property Trust
4.375%, due 1/15/10	100,000	92,614
5.00%, due 6/15/15	100,000	73,533
Capital One Bank 5.125%, due 2/15/14	100,000	90,925
CarrAmerica Realty Corp. 3.625%, due 4/1/09	50,000	49,849
Caterpillar Financial Services Corp. 6.20%, due 9/30/13	250,000	262,232
Chelsea Property Group, Inc. 6.00%, due 1/15/13	100,000	73,031
Citigroup, Inc.
4.70%, due 5/29/15	300,000	250,940
4.875%, due 5/7/15	350,000	266,103
5.875%, due 2/22/33	600,000	417,149
6.125%, due 11/21/17	1,000,000	904,485
Colonial Realty, L.P. 4.80%, due 4/1/11	50,000	41,975
Countrywide Financial Corp. 6.25%, due 5/15/16	200,000	184,431
Credit Suisse First Boston USA, Inc.
4.875%, due 1/15/15	575,000	528,065
5.125%, due 1/15/14	100,000	93,968
5.25%, due 3/2/11	100,000	99,298
6.50%, due 1/15/12	250,000	258,019
Developers Diversified Realty Corp. 5.00%, due 5/3/10	50,000	36,025
ERP Operating, L.P.
5.125%, due 3/15/16	50,000	39,719
5.375%, due 8/1/16	50,000	40,073
Goldman Sachs Group, Inc. (The)
5.15%, due 1/15/14	625,000	576,164
5.35%, due 1/15/16	350,000	307,980
5.95%, due 1/18/18	500,000	450,730
6.25%, due 9/1/17	350,000	323,844
Hospitality Properties Trust 5.125%, due 2/15/15	50,000	29,262
John Deere Capital Corp. 7.00%, due 3/15/12	250,000	265,403
JPMorgan Chase & Co.
4.875%, due 3/15/14	250,000	239,374
5.15%, due 10/1/15	500,000	465,558
5.75%, due 1/2/13	200,000	201,774
Kimco Realty Corp. 5.783%, due 3/15/16	50,000	36,991
Liberty Property, L.P.
5.125%, due 3/2/15	100,000	73,521
8.50%, due 8/1/10	100,000	93,090
Mack-Cali Realty, L.P. 5.05%, due 4/15/10	201,000	177,971
Merrill Lynch & Co., Inc.
Series C 5.00%, due 1/15/15	150,000	129,584
Series B 5.30%, due 9/30/15	250,000	218,917
5.70%, due 5/2/17	100,000	82,026
5.77%, due 7/25/11	200,000	198,668
6.00%, due 2/17/09	250,000	250,033
6.40%, due 8/28/17	400,000	373,962
6.875%, due 4/25/18	325,000	312,883
Morgan Stanley
Series E 5.45%, due 1/9/17	425,000	360,241
5.625%, due 1/9/12	350,000	328,640
6.00%, due 4/28/15	275,000	249,227
6.25%, due 8/28/17	400,000	355,654
National Rural Utilities Cooperative Finance Corp.
5.45%, due 2/1/18	150,000	143,387
5.75%, due 8/28/09	250,000	255,038
8.00%, due 3/1/32	75,000	74,773
Pricoa Global Funding I
4.20%, due 1/15/10 (a)	100,000	98,158
4.625%, due 6/25/12 (a)	100,000	98,710
ProLogis
5.625%, due 11/15/15	100,000	53,409
5.625%, due 11/15/16	100,000	53,380
6.625%, due 5/15/18	50,000	26,234
Regency Centers, L.P. 5.25%, due 8/1/15	100,000	70,361
Simon Property Group, L.P.
5.25%, due 12/1/16	200,000	150,451
5.45%, due 3/15/13	100,000	77,646
SLM Corp. 5.625%, due 8/1/33	250,000	154,063
Toyota Motor Credit Corp.
4.25%, due 3/15/10	100,000	100,094
5.45%, due 5/18/11	150,000	151,239
Unilever Capital Corp. 5.90%, due 11/15/32	100,000	99,006
World Savings Bank FSB 4.125%, due 12/15/09	100,000	99,787
		14,192,758

Gas 0.1%
AGL Capital Corp. 4.45%, due 4/15/13	100,000	88,164
Atmos Energy Corp. 4.00%, due 10/15/09	100,000	98,878
Sempra Energy 6.00%, due 2/1/13	100,000	97,712
		284,754

	Independent 1.1%
	American General Finance Corp. Series H 4.00%, due 3/15/11	250,000	121,722
	Ameriprise Financial, Inc. 5.35%, due 11/15/10	100,000	93,527
	CIT Group, Inc.
	5.00%, due 2/13/14	100,000	67,578
	5.40%, due 1/30/16	150,000	97,693
	5.65%, due 2/13/17	100,000	65,196
	CitiFinancial Credit Co. 8.70%, due 6/15/10	227,000	225,947
¤	General Electric Capital Corp.
	5.00%, due 1/8/16	375,000	343,621
	5.40%, due 2/15/17	200,000	184,153
	5.875%, due 1/14/38	525,000	417,532
	6.00%, due 6/15/12	1,125,000	1,144,918
	Series A 6.75%, due 3/15/32	650,000	582,437
	HSBC Finance Corp.
	5.00%, due 6/30/15	250,000	226,089
	5.50%, due 1/19/16	850,000	780,645
	6.375%, due 10/15/11	550,000	565,947
	International Lease Finance Corp. Series O 4.375%, due 11/1/09	250,000	228,174
	Toll Brothers Finance Corp. 5.15%, due 5/15/15	50,000	43,230
			5,188,409
	Insurance 0.8%
	Ace INA Holdings, Inc.
	5.70%, due 2/15/17	60,000	56,203
	5.875%, due 6/15/14	105,000	104,512
	Aegon Funding Corp. 5.75%, due 12/15/20	100,000	85,852
	Allstate Corp. (The)
	5.00%, due 8/15/14	425,000	413,035
	7.20%, due 12/1/09	100,000	102,768
	American International Group, Inc.
	4.70%, due 10/1/10	100,000	89,950
	5.85%, due 1/16/18	300,000	213,818
	6.25%, due 5/1/36	200,000	120,131
	Aon Corp. 7.375%, due 12/14/12	100,000	101,188
	Assurant, Inc. 5.625%, due 2/15/14	100,000	83,810
	Berkshire Hathaway Finance Corp. 4.85%, due 1/15/15	400,000	398,833
	Chubb Corp.
	5.20%, due 4/1/13	100,000	99,986
	5.75%, due 5/15/18	100,000	98,328
	CIGNA Corp. 7.00%, due 1/15/11	125,000	124,126
	Everest Reinsurance Holdings, Inc. 8.75%, due 3/15/10	100,000	94,510
	Genworth Financial, Inc.
	Class A 4.95%, due 10/1/15	75,000	30,469
	5.75%, due 6/15/14	50,000	21,002
	Hartford Financial Services Group, Inc. (The) 7.90%, due 6/15/10	100,000	101,191
	Hartford Life Global Funding Trusts 5.20%, due 2/15/11	155,000	151,759
	Lincoln National Corp. 4.75%, due 2/15/14	150,000	137,064
	Marsh & McLennan Cos., Inc. 5.375%, due 7/15/14	100,000	87,419
	MetLife, Inc.
	5.00%, due 11/24/13	50,000	48,239
	5.00%, due 6/15/15	225,000	213,411
	5.70%, due 6/15/35	100,000	85,818
	6.125%, due 12/1/11	100,000	100,499
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	20,034
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	61,215
	Principal Life Income Funding Trust 5.20%, due 11/15/10	50,000	50,624
	Progressive Corp. (The) 6.25%, due 12/1/32	50,000	38,689
	Protective Life Corp. 4.875%, due 11/1/14	100,000	78,444
	Prudential Financial, Inc.
	Series B 5.10%, due 9/20/14	250,000	206,793
	5.70%, due 12/14/36	100,000	71,583
	St. Paul Travelers Cos., Inc. (The)
	5.50%, due 12/1/15	100,000	98,126
	6.75%, due 6/20/36	75,000	74,735
	Travelers Property Casualty Corp. 5.00%, due 3/15/13	100,000	99,063
			3,963,227

Manufacturing 2.0%
3M Co. 5.70%, due 3/15/37	150,000	147,309
Air Products & Chemicals, Inc. 4.15%, due 2/1/13	100,000	95,185
Alcoa, Inc.
5.72%, due 2/23/19	187,000	128,342
5.95%, due 2/1/37	100,000	63,412
Black & Decker Corp. 4.75%, due 11/1/14	50,000	45,572
Boeing Co. (The) 6.125%, due 2/15/33	250,000	240,726
Caterpillar, Inc. 6.05%, due 8/15/36	313,000	282,159
Cooper Industries, Inc. 5.25%, due 11/15/12	50,000	50,141
CRH America, Inc.
5.30%, due 10/15/13	100,000	76,594
6.00%, due 9/30/16	100,000	68,943
DaimlerChrysler N.A. Holding Corp.
4.875%, due 6/15/10	100,000	97,930
7.75%, due 1/18/11	150,000	149,109
8.50%, due 1/18/31	300,000	269,737
Deere & Co. 7.125%, due 3/3/31	125,000	126,311
Dow Chemical Co. (The)
6.00%, due 10/1/12	200,000	191,586
8.55%, due 10/15/09	50,000	50,345
E.I. du Pont de Nemours & Co. 4.75%, due 11/15/12	280,000	282,736
Eastman Chemical Co. 7.25%, due 1/15/24	100,000	83,826
Electronic Data Systems Corp. Series B 6.00%, due 8/1/13	100,000	106,206
General Dynamics Corp. 4.25%, due 5/15/13	100,000	98,992
General Electric Co. 5.25%, due 12/6/17	500,000	473,137
Goodrich Corp. 7.00%, due 4/15/38	50,000	49,869
Hewlett-Packard Co. 5.25%, due 3/1/12	350,000	367,945
Honeywell International, Inc.
5.625%, due 8/1/12	250,000	260,541
5.70%, due 3/15/37	100,000	95,550
6.125%, due 11/1/11	100,000	104,505
International Business Machines Corp.
4.25%, due 9/15/09	150,000	152,005
5.70%, due 9/14/17	200,000	211,984
5.875%, due 11/29/32	100,000	99,673
6.50%, due 1/15/28	100,000	103,539
7.50%, due 6/15/13	100,000	114,917
8.375%, due 11/1/19	100,000	124,554
International Paper Co.
5.25%, due 4/1/16	100,000	71,214
5.85%, due 10/30/12	25,000	22,812
Johnson Controls, Inc.
5.50%, due 1/15/16	50,000	39,053
6.00%, due 1/15/36	50,000	29,841
Litton Industries, Inc. 8.00%, due 10/15/09	100,000	100,938
Lockheed Martin Corp. 7.65%, due 5/1/16	250,000	283,999
Lubrizol Corp. 5.50%, due 10/1/14	100,000	89,331
Masco Corp. 4.80%, due 6/15/15	200,000	138,307
MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	40,212
MeadWestvaco Corp. 6.85%, due 4/1/12	100,000	93,081
Monsanto Co. 7.375%, due 8/15/12	100,000	110,288
Newmont Mining Corp. 8.625%, due 5/15/11	50,000	49,638
Northrop Grumman Corp.
7.125%, due 2/15/11	100,000	106,521
7.75%, due 3/1/16	250,000	282,720
7.875%, due 3/1/26	100,000	112,983
Nucor Corp. 5.00%, due 12/1/12	245,000	247,743
Owens Corning, Inc. 6.50%, due 12/1/16	100,000	72,425
Pitney Bowes, Inc.
3.875%, due 6/15/13	150,000	145,392
5.75%, due 9/15/17	100,000	99,057
Praxair, Inc. 3.95%, due 6/1/13	200,000	201,125
Raytheon Co. 6.40%, due 12/15/18	200,000	210,589
Rohm & Haas Co. 7.85%, due 7/15/29	100,000	87,403
Textron, Inc. 4.50%, due 8/1/10	100,000	91,731
United Technologies Corp.
4.875%, due 5/1/15	300,000	302,763
5.40%, due 5/1/35	100,000	92,233
6.35%, due 3/1/11	550,000	586,077
VF Corp. 6.45%, due 11/1/37	50,000	40,014
Vulcan Materials Co.
5.60%, due 11/30/12	75,000	67,423
6.00%, due 4/1/09	250,000	247,280
6.30%, due 6/15/13	150,000	139,229
Weyerhaeuser Co.
6.75%, due 3/15/12	200,000	188,989
7.375%, due 3/15/32	100,000	69,980
Xerox Corp.
6.35%, due 5/15/18	100,000	82,750
6.40%, due 3/15/16	160,000	137,200
		9,493,721

Service 2.5%
Abbott Laboratories
5.875%, due 5/15/16	200,000	215,737
6.15%, due 11/30/37	100,000	108,875
Aetna, Inc.
6.00%, due 6/15/16	175,000	164,411
7.875%, due 3/1/11	100,000	100,340
Allergan, Inc. 5.75%, due 4/1/16	50,000	47,604
Amgen, Inc.
4.85%, due 11/18/14	100,000	101,750
5.85%, due 6/1/17	150,000	156,611
6.40%, due 2/1/39	100,000	103,676
Baxter International, Inc.
4.625%, due 3/15/15	50,000	49,969
5.90%, due 9/1/16	100,000	107,402
Bristol-Myers Squibb Co.
5.875%, due 11/15/36	150,000	152,990
7.15%, due 6/15/23	50,000	56,671
Cardinal Health, Inc. 6.00%, due 6/15/17	100,000	89,989
Cintas Corp. No. 2 6.00%, due 6/1/12	100,000	98,495
Clorox Co. (The) 5.00%, due 1/15/15	50,000	49,002
Comcast Cable Communications Holdings, Inc. 8.375%, due 3/15/13	250,000	270,279
Comcast Cable Communications, Inc. 7.125%, due 6/15/13	400,000	414,502
Comcast Corp.
4.95%, due 6/15/16	100,000	92,168
5.65%, due 6/15/35	200,000	173,095
5.875%, due 2/15/18	275,000	270,857
6.45%, due 3/15/37	250,000	239,735
Cox Communications, Inc.
5.45%, due 12/15/14	100,000	92,239
7.125%, due 10/1/12	200,000	197,185
Eli Lilly & Co.
4.50%, due 3/15/18	100,000	91,957
7.125%, due 6/1/25	100,000	110,674
FedEx Corp. 8.00%, due 1/15/19	50,000	52,012
Fortune Brands, Inc.
5.375%, due 1/15/16	100,000	86,899
5.875%, due 1/15/36	25,000	16,534
Genentech, Inc. 4.75%, due 7/15/15	100,000	99,690
GlaxoSmithKline Capital, Inc.
4.375%, due 4/15/14	200,000	206,527
6.375%, due 5/15/38	250,000	278,482
Historic TW, Inc. 6.625%, due 5/15/29	250,000	223,820
Johnson & Johnson
5.15%, due 7/15/18	250,000	269,571
5.55%, due 8/15/17	100,000	112,725
6.95%, due 9/1/29	100,000	119,527
Kimberly-Clark Corp.
6.375%, due 1/1/28	100,000	104,431
6.625%, due 8/1/37	100,000	110,983
Marriott International, Inc. Series J 5.625%, due 2/15/13	50,000	42,871
McKesson Corp. 5.70%, due 3/1/17	50,000	44,926
Medtronic, Inc. Series B 4.75%, due 9/15/15	50,000	49,006
Merck & Co., Inc. 4.75%, due 3/1/15	400,000	406,766
News America, Inc.
5.30%, due 12/15/14	300,000	291,040
6.40%, due 12/15/35	175,000	161,749
7.25%, due 5/18/18	100,000	97,445
Oracle Corp.
5.00%, due 1/15/11	300,000	313,079
5.25%, due 1/15/16	250,000	255,875
5.75%, due 4/15/18	150,000	156,069
Quest Diagnostics, Inc.
5.125%, due 11/1/10	50,000	49,712
7.50%, due 7/12/11	50,000	50,978
R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	100,000	79,024
Republic Services, Inc. 6.75%, due 8/15/11	50,000	49,167
Schering-Plough Corp.
6.00%, due 9/15/17	250,000	257,706
6.75%, due 12/1/33	100,000	100,251
Science Applications International Corp. 6.25%, due 7/1/12	100,000	101,665
Teva Pharmaceutical Finance LLC 6.15%, due 2/1/36	50,000	47,014
Time Warner Cable, Inc.
6.55%, due 5/1/37	275,000	262,150
6.75%, due 7/1/18	250,000	244,147
Time Warner Cos., Inc. 6.95%, due 1/15/28	200,000	184,268
Time Warner, Inc. 7.625%, due 4/15/31	375,000	361,263
UnitedHealth Group, Inc.
5.00%, due 8/15/14	200,000	190,894
5.375%, due 3/15/16	100,000	91,893
6.00%, due 6/15/17	330,000	299,808
Viacom, Inc.
5.625%, due 8/15/12	350,000	304,498
5.75%, due 4/30/11	50,000	47,822
6.875%, due 4/30/36	250,000	183,984
Walt Disney Co. (The)
4.50%, due 12/15/13	100,000	103,034
Series B 5.875%, due 12/15/17	125,000	133,287
6.375%, due 3/1/12	250,000	269,274
Waste Management, Inc.
5.00%, due 3/15/14	50,000	42,912
7.125%, due 12/15/17	100,000	91,023
7.75%, due 5/15/32	75,000	66,041
WellPoint, Inc.
5.95%, due 12/15/34	250,000	186,150
6.80%, due 8/1/12	100,000	98,150
Western Union Co. (The) 5.93%, due 10/1/16	130,000	124,481
Wyeth
5.50%, due 3/15/13	300,000	317,133
6.00%, due 2/15/36	200,000	213,103
6.45%, due 2/1/24	100,000	108,834
Wyndham Worldwide Corp. 6.00%, due 12/1/16	50,000	24,785
		11,740,691

Telecom 0.9%
AT&T, Inc.
6.30%, due 1/15/38	300,000	293,045
6.80%, due 5/15/36	265,000	275,823
BellSouth Corp.
6.00%, due 11/15/34	100,000	97,081
6.875%, due 10/15/31	250,000	249,880
CenturyTel, Inc. Series H 8.375%, due 10/15/10	100,000	99,750
Cingular Wireless LLC 6.50%, due 12/15/11	100,000	105,163
Cisco Systems, Inc. 5.50%, due 2/22/16	425,000	454,233
Embarq Corp. 7.995%, due 6/1/36	200,000	158,000
Harris Corp. 5.00%, due 10/1/15	50,000	42,320
Motorola, Inc. 7.50%, due 5/15/25	100,000	56,132
New Cingular Wireless Services, Inc.
8.125%, due 5/1/12	100,000	108,977
8.75%, due 3/1/31	100,000	117,897
SBC Communications, Inc.
5.10%, due 9/15/14	700,000	699,555
6.15%, due 9/15/34	250,000	238,295
Verizon Communications, Inc.
5.85%, due 9/15/35	300,000	278,007
6.10%, due 4/15/18	170,000	172,441
6.40%, due 2/15/38	175,000	173,219
Verizon Global Funding Corp. 7.75%, due 12/1/30	350,000	380,002
		3,999,820

	Transportation 0.4%
	Burlington Northern Santa Fe Corp.
	6.15%, due 5/1/37	175,000	157,165
	6.20%, due 8/15/36	50,000	44,153
	7.125%, due 12/15/10	100,000	104,310
	CSX Corp. 5.60%, due 5/1/17	100,000	86,301
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	88,298
	Norfolk Southern Corp.
	7.05%, due 5/1/37	100,000	102,115
	7.25%, due 2/15/31	100,000	104,858
	Southwest Airlines Co. 5.25%, due 10/1/14	75,000	60,367
	TTX Co. 5.00%, due 4/1/12 (a)	100,000	100,223
	Union Pacific Corp.
	5.375%, due 5/1/14	250,000	239,465
	5.65%, due 5/1/17	100,000	95,581
	5.75%, due 11/15/17	100,000	95,743
	6.125%, due 1/15/12	100,000	100,165
	6.65%, due 1/15/11	100,000	103,014
	7.00%, due 2/1/16	50,000	52,524
	United Parcel Service 6.20%, due 1/15/38	200,000	203,791
			1,738,073

	Water 0.0%‡
	American Water Capital Corp. 6.085%, due 10/15/17	100,000	89,359

	Total Corporate Bonds (Cost $88,033,240)		81,846,700

	Foreign Government Bonds 1.8%

	Foreign Governments 1.8%
¤	Federal Republic of Brazil 6.00%, due 1/17/17	2,400,000	2,376,000
	Malaysian Government 7.50%, due 7/15/11	100,000	108,313
	Province of Ontario
	2.625%, due 1/20/12	250,000	248,538
	4.95%, due 11/28/16	750,000	792,533
	Province of Quebec
	5.125%, due 11/14/16	635,000	663,132
	Series NJ 7.50%, due 7/15/23	302,000	367,504
	Republic of Chile 5.50%, due 1/15/13	100,000	104,880
	Republic of Colombia 7.375%, due 1/27/17	500,000	505,000
	Republic of Italy 6.875%, due 9/27/23	750,000	811,148
	Republic of Poland 5.25%, due 1/15/14	100,000	97,568
	Republic of South Africa 7.375%, due 4/25/12	100,000	102,500
	United Mexican States
	Series MTNA 5.875%, due 1/15/14	750,000	763,875
	Series MTN 6.375%, due 1/16/13	900,000	940,500
	Series MTNA 6.75%, due 9/27/34	150,000	141,375
	7.50%, due 1/14/12	250,000	274,375

	Total Foreign Government Bonds (Cost $8,369,243)		8,297,241

	Mortgage-Backed Securities 0.2%

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A3 5.518%, due 9/11/41	500,000	377,916
	Morgan Stanley Capital I Series 2007-IQ14, Class AAB 5.654%, due 4/15/49	500,000	362,909

	Total Mortgage-Backed Securities (Cost $1,004,753)		740,825

	U.S. Government & Federal Agencies 74.8%

¤	Federal Home Loan Bank 1.1%
	4.875%, due 5/14/10	5,000,000	5,230,095

¤	Federal Home Loan Mortgage Corporation 3.5%
	4.00%, due 12/15/09	7,750,000	7,956,251
	4.125%, due 7/12/10	1,085,000	1,122,981
	4.50%, due 1/15/15	2,000,000	2,179,844
	4.875%, due 2/9/10	1,500,000	1,558,275
	5.00%, due 7/15/14	1,000,000	1,112,091
	5.125%, due 10/18/16	2,430,000	2,652,437
			16,581,879

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 21.3%
	4.00%, due 8/1/20	2,235,056	2,245,027
	4.50%, due 4/1/20	6,550,481	6,658,338
	4.50%, due 11/1/20	102,772	104,335
	4.50%, due 5/1/23	471,668	478,302
	4.50%, due 6/1/23	475,952	482,646
	4.50%, due 8/1/33	332,112	334,465
	4.50%, due 6/1/34	458,858	461,822
	4.50%, due 5/1/35	799,570	804,234
	4.50%, due 6/1/35	787,833	792,428
	4.50%, due 8/1/35	797,416	802,068
	4.50%, due 3/1/36	372,230	374,401
	5.00%, due 5/1/18	3,396,027	3,492,272
	5.00%, due 6/1/18	1,645,991	1,692,639
	5.00%, due 11/1/21	305,723	313,193
	5.00%, due 5/1/22	1,318,520	1,350,251
	5.00%, due 10/1/22	115,689	118,473
	5.00%, due 8/1/35	7,451,501	7,580,272
	5.00%, due 10/1/36	208,337	211,774
	5.00%, due 6/1/37	8,519,996	8,660,096
	5.00%, due 11/1/37	500,000	508,222
	5.00%, due 3/1/38	475,483	483,302
	5.00%, due 4/1/38	975,164	991,199
	5.50%, due 2/1/18	442,246	458,372
	5.50%, due 1/1/22	873,313	901,474
	5.50%, due 1/1/23	420,100	433,623
	5.50%, due 2/1/23	133,636	137,938
	5.50%, due 3/1/23	880,470	908,813
	5.50%, due 6/1/23	473,826	489,078
	5.50%, due 9/1/35	903,961	926,438
	5.50%, due 9/1/36	46,233	47,347
	5.50%, due 10/1/36	1,936,282	1,982,915
	5.50%, due 4/1/37	12,966,450	13,277,996
	5.50%, due 6/1/37	3,276,260	3,354,979
	5.50%, due 7/1/37	2,257,268	2,311,504
	5.50%, due 8/1/37	2,763,847	2,830,254
	5.50%, due 9/1/37	1,670,795	1,710,991
	5.50%, due 10/1/37	890,543	911,940
	5.50%, due 11/1/37	6,377,875	6,531,116
	5.50%, due 1/1/38	927,752	950,095
	5.50%, due 6/1/38	2,999,999	3,072,081
	5.50%, due 7/1/38	981,452	1,005,033
	5.50%, due 8/1/38	1,457,131	1,492,141
	5.50%, due 9/1/38	490,318	502,099
	6.00%, due 8/1/17	334,687	349,654
	6.00%, due 6/1/21	567,420	591,110
	6.00%, due 9/1/21	786,354	819,184
	6.00%, due 11/1/22	352,480	367,177
	6.00%, due 8/1/36	3,019,351	3,118,958
	6.00%, due 4/1/37	426,696	440,682
	6.00%, due 7/1/37	804,646	831,020
	6.00%, due 9/1/37	1,667,811	1,722,477
	6.00%, due 11/1/37	3,461,262	3,574,712
	6.50%, due 4/1/11	1,840	1,911
	6.50%, due 5/1/11	2,865	2,988
	6.50%, due 10/1/11	1,727	1,797
	6.50%, due 6/1/14	19,015	19,719
	6.50%, due 4/1/17	16,484	17,213
	6.50%, due 5/1/17	36,207	37,757
	6.50%, due 12/1/24	55,725	58,479
	6.50%, due 11/1/25	39,634	41,775
	6.50%, due 5/1/26	2,748	2,894
	6.50%, due 3/1/27	11,557	12,159
	6.50%, due 5/1/31	27,774	29,152
	6.50%, due 8/1/31	21,183	22,233
	6.50%, due 1/1/32	124,272	130,434
	6.50%, due 3/1/32	118,285	124,150
	6.50%, due 4/1/32	37,561	39,424
	6.50%, due 7/1/32	34,996	36,731
	6.50%, due 1/1/34	86,607	90,631
	6.50%, due 8/1/36	693,330	723,591
	6.50%, due 1/1/37	1,432,838	1,495,375
	7.00%, due 6/1/11	2,959	3,065
	7.00%, due 11/1/11	1,072	1,113
	7.00%, due 4/1/26	11,239	11,855
	7.00%, due 7/1/26	1,135	1,198
	7.00%, due 12/1/27	20,370	21,613
	7.00%, due 1/1/30	9,786	10,377
	7.00%, due 3/1/31	42,600	45,146
	7.00%, due 10/1/31	22,760	24,120
	7.00%, due 3/1/32	90,728	96,150
	7.00%, due 9/1/33	372,444	391,885
	7.00%, due 11/1/36	253,413	266,602
	7.00%, due 12/1/37	751,773	786,399
	7.50%, due 1/1/16	8,583	9,026
	7.50%, due 1/1/26	2,993	3,182
	7.50%, due 11/1/26	1,167	1,240
	7.50%, due 2/1/30	3,131	3,341
	7.50%, due 2/1/32	52,143	55,586
	8.00%, due 7/1/26	5,327	5,655
			99,616,926

¤	Federal National Mortgage Association 3.6%
	2.875%, due 10/12/10	1,000,000	1,024,896
	4.625%, due 10/15/13	2,000,000	2,191,162
	4.875%, due 5/18/12	7,000,000	7,562,674
	5.50%, due 3/15/11	5,000,000	5,403,945
	6.21%, due 8/6/38	475,000	555,383
			16,738,060

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.1%
	4.00%, due 3/1/22	433,253	435,827
	4.50%, due 6/1/19	47,199	48,035
	4.50%, due 2/1/23	408,112	414,363
	4.50%, due 3/1/23	475,789	483,076
	4.50%, due 5/1/23	480,404	487,762
	5.00%, due 3/1/21	43,220	44,303
	5.00%, due 6/1/22	1,099,347	1,126,490
	5.00%, due 4/1/23	439,463	450,314
	5.00%, due 12/1/34	252,006	256,912
	5.00%, due 7/1/35	1,582,441	1,611,765
	5.00%, due 9/1/35	281,414	286,629
	5.00%, due 5/1/37	11,405,013	11,606,811
	5.50%, due 8/1/17	57,081	59,109
	5.50%, due 7/1/22	913,828	942,959
	5.50%, due 5/1/35	622,793	638,545
	5.50%, due 6/1/35	352,140	361,046
	5.50%, due 7/1/35	1,743,293	1,787,384
	5.50%, due 8/1/35	1,006,330	1,031,782
	5.50%, due 9/1/35	707,076	724,959
	5.50%, due 11/1/35	3,728,106	3,822,396
	5.50%, due 4/1/36	764,416	783,750
	5.50%, due 6/1/36	764,546	783,286
	5.50%, due 1/1/37	963,674	987,294
	5.50%, due 4/1/37	321,857	329,728
	6.00%, due 6/1/16	67,812	70,823
	6.00%, due 7/1/16	25,619	26,757
	6.00%, due 9/1/16	39,718	41,482
	6.00%, due 9/1/17	28,170	29,403
	6.00%, due 1/1/36	29,790	30,766
	6.00%, due 7/1/36	7,240,199	7,470,830
	6.00%, due 8/1/36	948,853	979,077
	6.00%, due 9/1/36	1,583,538	1,633,980
	6.00%, due 10/1/36	1,104,829	1,140,023
	6.00%, due 11/1/36	676,788	698,346
	6.00%, due 12/1/36	462,279	477,004
	6.00%, due 4/1/37	2,361,483	2,436,576
	6.00%, due 6/1/37	867,812	895,320
	6.00%, due 7/1/37	6,005,770	6,196,141
	6.00%, due 8/1/37	826,445	852,642
	6.00%, due 2/1/38	2,347,732	2,422,151
	6.00%, due 4/1/38	944,194	974,123
	6.50%, due 3/1/11	130	135
	6.50%, due 4/1/11	2,293	2,389
	6.50%, due 6/1/11	193	202
	6.50%, due 9/1/11	5,304	5,554
	6.50%, due 10/1/11	24,437	25,575
	6.50%, due 11/1/11	3,580	3,754
	6.50%, due 6/1/15	62,322	65,586
	6.50%, due 4/1/27	13,737	14,429
	6.50%, due 2/1/28	12,774	13,417
	6.50%, due 7/1/32	19,445	20,399
	6.50%, due 8/1/32	263,329	276,250
	6.50%, due 9/1/32	4,002	4,199
	6.50%, due 1/1/35	546,215	570,288
	6.50%, due 8/1/35	429,620	448,554
	6.50%, due 9/1/35	20,647	21,557
	6.50%, due 3/1/36	177,982	185,660
	6.50%, due 4/1/36	1,020,045	1,064,045
	6.50%, due 7/1/36	999,718	1,042,841
	6.50%, due 8/1/36	374,796	390,963
	6.50%, due 9/1/36	674,307	703,393
	6.50%, due 10/1/36	269,861	281,502
	6.50%, due 11/1/36	368,841	384,751
	6.50%, due 8/1/37	963,472	1,004,882
	6.50%, due 10/1/37	832,445	868,222
	6.50%, due 11/1/37	784,202	817,907
	6.50%, due 2/1/38	898,503	937,120
	7.00%, due 2/1/09	89	89
	7.00%, due 5/1/11	1,282	1,329
	7.00%, due 6/1/11	1,791	1,855
	7.00%, due 10/1/11	211	219
	7.00%, due 11/1/11	7,245	7,513
	7.00%, due 9/1/37	497,141	522,672
	7.00%, due 10/1/37	31,184	32,786
	7.00%, due 11/1/37	365,432	384,199
	7.50%, due 7/1/30	10,452	11,114
	7.50%, due 7/1/31	57,189	60,855
	7.50%, due 8/1/31	751	799
	8.00%, due 8/1/10	203	208
	8.00%, due 9/1/11	679	707
	8.00%, due 11/1/11	3,368	3,534
	8.00%, due 1/1/25	230	244
	8.00%, due 6/1/25	331	351
	8.00%, due 9/1/25	1,508	1,601
	8.00%, due 2/1/26	1,059	1,124
	8.00%, due 9/1/26	8,621	9,154
	8.00%, due 10/1/26	1,671	1,775
	8.00%, due 11/1/26	2,067	2,195
	8.00%, due 4/1/27	3,644	3,867
	8.00%, due 6/1/27	20,714	21,976
	8.00%, due 12/1/27	9,043	9,423
	8.00%, due 1/1/28	32,721	34,716
			66,147,848

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 4.6%
	5.00%, due 4/20/33	291,971	297,997
	5.00%, due 8/15/33	479,858	491,066
	5.00%, due 2/15/36	388,574	396,982
	5.00%, due 4/15/36	121,986	124,625
	5.00%, due 6/20/36	813,422	829,152
	5.00%, due 7/15/37	125,584	128,301
	5.00%, due 9/15/37	500,000	510,819
	5.00%, due 12/15/38	1,000,000	1,021,482
	5.50%, due 3/15/33	1,984,010	2,038,850
	5.50%, due 7/15/34	472,646	485,415
	5.50%, due 7/20/34	272,339	279,155
	5.50%, due 4/15/35	547,589	562,211
	5.50%, due 9/15/35	641,182	658,304
	5.50%, due 10/15/35	215,743	221,504
	5.50%, due 12/20/35	722,286	739,666
	5.50%, due 5/15/36	741,749	761,441
	5.50%, due 1/15/37	415,681	426,717
	5.50%, due 4/15/37	422,329	433,541
	5.50%, due 6/15/38	417,096	428,103
	5.50%, due 8/15/38	492,928	505,937
	5.50%, due 11/15/38	997,762	1,024,094
	6.00%, due 3/20/29	67,305	69,537
	6.00%, due 1/15/32	111,509	115,196
	6.00%, due 12/15/32	61,332	63,360
	6.00%, due 3/20/33	371,329	382,280
	6.00%, due 2/15/34	277,665	286,326
	6.00%, due 1/20/35	216,082	222,218
	6.00%, due 6/15/35	202,537	208,791
	6.00%, due 9/15/35	403,141	415,589
	6.00%, due 5/15/36	590,020	608,146
	6.00%, due 9/15/36	354,650	365,545
	6.00%, due 10/15/36	884,053	911,211
	6.00%, due 5/15/37	321,155	331,021
	6.00%, due 6/15/37	355,223	365,964
	6.00%, due 8/15/37	417,915	430,754
	6.00%, due 11/15/37	351,392	362,187
	6.00%, due 12/15/37	462,160	476,358
	6.00%, due 1/15/38	455,898	469,833
	6.00%, due 9/15/38	488,857	503,799
	6.50%, due 3/20/31	45,580	47,818
	6.50%, due 1/15/32	66,538	69,453
	6.50%, due 6/15/35	4,208	4,388
	6.50%, due 12/15/35	280,446	291,240
	6.50%, due 1/15/36	546,553	567,504
	6.50%, due 9/15/36	243,011	252,326
	6.50%, due 9/15/37	416,139	432,090
	6.50%, due 10/15/37	365,197	379,195
	7.00%, due 11/15/11	7,433	7,677
	7.00%, due 2/15/26	1,637	1,754
	7.00%, due 6/15/29	623	667
	7.00%, due 12/15/29	6,491	6,951
	7.00%, due 5/15/31	2,740	2,931
	7.00%, due 8/15/31	26,374	28,214
	7.00%, due 8/20/31	53,507	57,088
	7.00%, due 8/15/32	88,464	94,647
	7.50%, due 9/15/11	17,246	18,033
	7.50%, due 3/15/26	5,331	5,682
	7.50%, due 10/15/26	10,987	11,710
	7.50%, due 11/15/26	1,446	1,541
	7.50%, due 1/15/30	16,001	17,049
	7.50%, due 10/15/30	7,988	8,511
	7.50%, due 3/15/32	43,327	46,163
	8.00%, due 6/15/26	350	373
	8.00%, due 9/15/26	1,735	1,846
	8.00%, due 10/15/26	614	654
	8.00%, due 11/15/26	2,248	2,391
	8.00%, due 5/15/27	313	334
	8.00%, due 7/15/27	1,256	1,341
	8.00%, due 9/15/27	608	648
	8.00%, due 11/15/30	36,058	38,418
	8.50%, due 7/15/26	1,259	1,352
	8.50%, due 11/15/26	6,487	6,966
			21,360,432

¤	United States Treasury Bonds 6.3%
	4.375%, due 2/15/38	3,170,000	3,592,998
	4.75%, due 2/15/37	3,990,000	4,736,254
	5.00%, due 5/15/37	325,000	400,562
	5.25%, due 11/15/28	3,000,000	3,548,436
	5.375%, due 2/15/31	1,007,000	1,221,932
	6.25%, due 8/15/23	600,000	759,000
	6.75%, due 8/15/26	1,000,000	1,378,906
	7.50%, due 11/15/16	403,000	524,246
	8.125%, due 8/15/19	3,000,000	4,212,186
	8.75%, due 5/15/17	252,000	353,391
	8.875%, due 2/15/19	2,802,000	4,097,488
	9.25%, due 2/15/16	2,900,000	4,064,759
	9.875%, due 11/15/15	302,000	434,715
			29,324,873

¤	United States Treasury Notes 20.3%
	1.125%, due 12/15/11	2,000,000	1,990,000
	1.25%, due 11/30/10	65,000	65,470
	1.50%, due 10/31/10	1,000,000	1,011,719
	1.50%, due 12/31/13	3,500,000	3,448,868
	1.75%, due 11/15/11	2,700,000	2,733,966
	2.00%, due 11/30/13	395,000	398,734
	3.125%, due 9/30/13	3,555,000	3,771,076
	3.50%, due 5/31/13	8,790,000	9,490,458
	3.50%, due 2/15/18	9,000,000	9,483,750
	3.75%, due 11/15/18	6,015,000	6,477,433
	3.875%, due 10/31/12	100,000	108,656
	3.875%, due 2/15/13	2,500,000	2,732,813
	4.00%, due 8/15/18	300,000	329,344
	4.125%, due 5/15/15	2,500,000	2,785,353
	4.25%, due 10/15/10	15,100,000	16,009,533
	4.25%, due 8/15/15	2,000,000	2,246,406
	4.50%, due 3/31/12	1,700,000	1,862,165
	4.625%, due 12/31/11	2,050,000	2,245,390
	4.625%, due 7/31/12	7,800,000	8,636,066
	4.75%, due 5/31/12	8,915,000	9,871,972
	4.875%, due 4/30/11	1,500,000	1,631,250
	4.875%, due 6/30/12	3,500,000	3,895,937
	5.125%, due 5/15/16	3,000,000	3,523,827
			94,750,186

	Total U.S. Government & Federal Agencies (Cost $333,337,378)		349,750,299

Yankee Bonds 4.0% (c)

Banks 1.1%
Abbey National PLC 7.95%, due 10/26/29	100,000	83,104
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.40%, due 4/15/10	100,000	104,899
Deutsche Bank A.G./London 6.00%, due 9/1/17	325,000	311,066
Eksportfinans A/S 5.50%, due 5/25/16	200,000	200,173
HSBC Bank PLC 6.95%, due 3/15/11	200,000	200,363
HSBC Holdings PLC 7.50%, due 7/15/09	250,000	252,001
Inter-American Development Bank 6.80%, due 10/15/25	604,000	770,373
Korea Development Bank 5.30%, due 1/17/13	125,000	113,504
Kreditanstalt fuer Wiederaufbau
4.50%, due 7/16/18	350,000	366,347
Series G 4.875%, due 1/17/17	1,000,000	1,073,596
Landwirtschaftliche Rentenbank 5.125%, due 2/1/17	375,000	419,824
Oesterreichische Kontrollbank A.G. 4.75%, due 10/16/12	500,000	536,537
Royal Bank of Canada 5.65%, due 7/20/11	150,000	158,396
Royal Bank of Scotland Group PLC
5.00%, due 11/12/13	100,000	87,549
5.05%, due 1/8/15	100,000	84,601
Santander Financial Issuances 6.375%, due 2/15/11	100,000	103,558
UBS A.G.
5.875%, due 7/15/16	125,000	111,726
5.875%, due 12/20/17	200,000	178,776
Westpac Banking Corp. 4.625%, due 6/1/18	50,000	46,699
		5,203,092

Consumer 0.1%
Diageo Capital PLC
5.125%, due 1/30/12	100,000	102,661
5.875%, due 9/30/36	150,000	133,413
Molson Coors Capital Finance ULC 4.85%, due 9/22/10	250,000	251,530
		487,604

Electric 0.1%
Hydro Quebec Series JL 6.30%, due 5/11/11	250,000	264,825
Scottish Power PLC 5.375%, due 3/15/15	100,000	88,179
		353,004

Energy 0.8%
Anadarko Finance Co. 6.75%, due 5/1/11	100,000	100,482
Apache Finance Canada Corp. 4.375%, due 5/15/15	100,000	94,158
Canadian Natural Resources, Ltd.
5.45%, due 10/1/12	250,000	234,428
5.85%, due 2/1/35	105,000	72,382
6.50%, due 2/15/37	75,000	56,668
EnCana Corp.
4.75%, due 10/15/13	100,000	92,045
6.30%, due 11/1/11	100,000	96,293
6.50%, due 8/15/34	85,000	66,173
6.50%, due 2/1/38	125,000	96,299
Nexen, Inc. 5.20%, due 3/10/15	350,000	301,955
Norsk Hydro ASA 7.75%, due 6/15/23	125,000	133,064
Petro-Canada
4.00%, due 7/15/13	100,000	88,273
6.05%, due 5/15/18	225,000	185,472
Petrobras International Finance Co. 5.875%, due 3/1/18	150,000	131,067
Shell International Finance B.V. 4.95%, due 3/22/12	750,000	787,801
Suncor Energy, Inc.
6.10%, due 6/1/18	100,000	86,457
6.50%, due 6/15/38	100,000	70,710
Talisman Energy, Inc.
5.125%, due 5/15/15	50,000	41,923
6.25%, due 2/1/38	55,000	37,157
TransCanada Pipelines, Ltd.
4.00%, due 6/15/13	300,000	289,927
5.85%, due 3/15/36	100,000	80,126
Transocean, Inc.
6.00%, due 3/15/18	125,000	118,408
7.375%, due 4/15/18	100,000	95,454
Weatherford International, Inc.
4.95%, due 10/15/13	100,000	86,054
6.35%, due 6/15/17	225,000	187,539
		3,630,315

Finance-Other 0.2%
Banque Paribas/New York 6.875%, due 3/1/09	310,000	309,955
BP Capital Markets PLC 5.25%, due 11/7/13	250,000	265,577
ConocoPhilips Canada Funding Co. 5.625%, due 10/15/16	375,000	380,526
UFJ Finance Aruba AEC 6.75%, due 7/15/13	100,000	100,739
		1,056,797

Foreign Governments 0.1%
International Bank of Reconstruction & Development (zero coupon), due 3/11/31	504,000	182,983
Svensk Exportkredit AB 5.125%, due 3/1/17	200,000	207,364
		390,347

Independent 0.1%
CIT Group Co. of Canada 5.20%, due 6/1/15	300,000	194,937
Rio Tinto Finance USA, Ltd. 5.875%, due 7/15/13	250,000	219,931
		414,868

Insurance 0.0%‡
Axa S.A. 8.60%, due 12/15/30	105,000	79,745

Manufacturing 0.4%
Alcan, Inc.
5.00%, due 6/1/15	100,000	85,724
5.75%, due 6/1/35	50,000	32,859
6.45%, due 3/15/11	100,000	96,650
ArcelorMittal 6.125%, due 6/1/18	125,000	97,801
Barrick Gold Finance Co. 4.875%, due 11/15/14	50,000	44,633
BHP Billiton Finance USA, Ltd.
4.80%, due 4/15/13	100,000	95,026
5.25%, due 12/15/15	300,000	284,456
Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	44,394
Inco, Ltd. 5.70%, due 10/15/15	100,000	84,270
Ingersoll-Rand Co. 4.75%, due 5/15/15	50,000	45,335
Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	275,000	263,243
Lafarge S.A.
6.50%, due 7/15/16	50,000	32,790
7.125%, due 7/15/36	50,000	29,104
Potash Corp. of Saskatchewan 7.75%, due 5/31/11	140,000	145,644
Teck Cominco, Ltd. 5.375%, due 10/1/15	100,000	49,272
Vale Overseas, Ltd. 6.25%, due 1/23/17	400,000	383,685
Xstrata Canada Corp.
5.50%, due 6/15/17	50,000	35,759
8.375%, due 2/15/11	75,000	72,053
		1,922,698

Service 0.2%
AstraZeneca PLC 6.45%, due 9/15/37	450,000	496,093
Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	152,585
Thomson Corp. (The)
5.70%, due 10/1/14	50,000	46,096
6.20%, due 1/5/12	100,000	98,397
		793,171

Telecom 0.8%
America Movil S.A. de C.V. 5.75%, due 1/15/15	275,000	265,420
British Telecommunications PLC
8.625%, due 12/15/10	450,000	472,474
9.125%, due 12/15/30	100,000	100,899
Deutsche Telekom International Finance B.V.
5.25%, due 7/22/13	100,000	100,940
5.75%, due 3/23/16	200,000	200,633
8.50%, due 6/15/10	350,000	370,575
9.25%, due 6/1/32	100,000	123,940
France Telecom S.A. 8.50%, due 3/1/31	250,000	319,416
Koninklijke (Royal) KPN N.V. 8.00%, due 10/1/10	100,000	103,492
Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	234,041
Telecom Italia Capital S.A.
4.875%, due 10/1/10	300,000	287,214
4.95%, due 9/30/14	150,000	130,037
6.00%, due 9/30/34	100,000	75,903
6.375%, due 11/15/33	100,000	78,774
Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	109,958
Telefonica Europe B.V.
7.75%, due 9/15/10	250,000	264,278
8.25%, due 9/15/30	200,000	233,127
TELUS Corp. 8.00%, due 6/1/11	100,000	102,711
Vodafone Group PLC
6.15%, due 2/27/37	250,000	242,585
7.875%, due 2/15/30	100,000	109,228
		3,925,645

Transportation 0.1%
Canadian National Railway Co.
6.20%, due 6/1/36	100,000	94,738
6.375%, due 10/15/11	100,000	103,283
6.375%, due 11/15/37	60,000	59,969
Canadian Pacific Railway Co. 6.25%, due 10/15/11	125,000	120,163
		378,153

Water 0.0%‡
United Utilities PLC 5.375%, due 2/1/19	100,000	81,017

Total Yankee Bonds (Cost $19,587,884)		18,716,456

Total Long-Term Bonds (Cost $453,642,884)		461,914,665

Short-Term Investment 0.2%

Repurchase Agreement 0.2%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $696,110 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $715,000 and a Market Value of $714,428)	696,107	696,107

Total Short-Term Investment (Cost $696,107)		696,107

Total Investments (Cost $454,338,991) (d)	99.0%	462,610,772
Cash and Other Assets,
Less Liabilities	1.0	4,887,012

Net Assets	100.0%	$467,497,784

¤	Among the Fund's 10 largest issuers, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at January 31, 2009 is $1,806,495, which represents 0.4% of the Fund's net assets.
(c)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(d)	At January 31, 2009, cost is $454,422,153 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$18,096,626
Gross unrealized depreciation	(9,908,007)
Net unrealized appreciation	$8,188,619

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$46,863,561
Level 2 - Other Significant Observable Inputs	415,747,211
Level 3 - Significant Unobservable Inputs	-
Total	$462,610,772

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Intermediate Term Bond Fund

Portfolio of Investments ††† January 31, 2009 unaudited
	Principal Amount	Value
Long-Term Bonds 96.4%†
Asset-Backed Securities 3.1%

Automobile 0.1%
Superior Wholesale Inventory Financing Trust Series 2007-AE1, Class A 0.433%, due 1/15/12 (a)	$205,000	$143,500

Consumer Finance 0.4%
Harley-Davidson Motorcycle Trust Series 2007-1, Class A3 5.22%, due 3/15/12	719,321	709,171

Consumer Loans 0.4%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	675,000	668,529

Credit Cards 1.5%
Bank of America Credit Card Trust Series 2006-C4, Class C4 0.563%, due 11/15/11 (a)	465,000	410,763
Chase Issuance Trust Series 2006-C4, Class C4 0.623%, due 1/15/14 (a)	750,000	440,340
Citibank Credit Card Issuance Trust Series 2006-C4, Class C4 0.649%, due 1/9/12 (a)	820,000	637,046
MBNA Credit Card Master Note Trust Series 2005-A3, Class A3 4.10%, due 10/15/12	900,000	888,803
Murcie Lago International, Ltd. Series 2006-1X, Class A 3.489%, due 3/27/11 (a)(b)(c)	285,000	257,937
		2,634,889

Diversified Financial Services 0.4%
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.261%, due 4/25/37 (d)	550,000	352,375
Dunkin Securitization Series 2006-1, Class A2 5.779%, due 6/20/31 (d)	395,000	266,874
USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (b)(d)	128,007	113,689
		732,938

Home Equity 0.3%
Citicorp Residential Mortgage Securities, Inc.
Series 2006-3, Class A3 5.61%, due 11/25/36 (e)	295,000	245,814
Series 2006-1, Class A3 5.706%, due 7/25/36 (e)	450,000	375,993
		621,807

Total Asset-Backed Securities (Cost $6,628,386)		5,510,834

Corporate Bonds 21.6%

Advertising 0.0%‡
Lamar Media Corp. 7.25%, due 1/1/13	20,000	16,450

Aerospace & Defense 0.0%‡
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
8.50%, due 4/1/15	10,000	3,200
9.75%, due 4/1/17	5,000	900
		4,100

Agriculture 1.1%
Altria Group, Inc. 9.70%, due 11/10/18	1,720,000	1,882,208
Reynolds American, Inc. 7.625%, due 6/1/16	12,000	10,470
		1,892,678

Airlines 0.0%‡
Delta Air Lines, Inc. (Escrow Shares)
2.875%, due 2/6/24 (f)(g)	10,000	200
2.875%, due 2/18/49 (d)(f)(g)	5,000	100
8.00%, due 6/3/49 (f)(g)	20,000	400
8.30%, due 12/15/29 (f)(g)	10,000	200
Northwest Airlines, Inc. (Escrow Shares)
8.875%, due 6/1/49 (f)(g)	5,000	5
10.00%, due 2/1/09 (f)(g)	10,000	10
		915

Apparel 0.0%‡
Unifi, Inc. 11.50%, due 5/15/14	10,000	5,400

Auto Parts & Equipment 0.0%‡
FleetPride Corp. 11.50%, due 10/1/14 (d)	25,000	21,750
Goodyear Tire & Rubber Co. (The) 8.625%, due 12/1/11	14,000	13,370
Lear Corp.
Series B 8.50%, due 12/1/13	8,000	1,840
8.75%, due 12/1/16	7,000	1,330
Tenneco Automotive, Inc. 8.625%, due 11/15/14	10,000	3,050
		41,340

Banks 5.6%
Bank of America N.A. 1.70%, due 12/23/10 (h)	1,235,000	1,237,943
GMAC LLC 8.00%, due 11/1/31 (d)	28,000	16,771
HSBC Bank USA N.A. 4.625%, due 4/1/14	410,000	384,123
HSBC USA, Inc. 3.125%, due 12/16/11 (h)	1,950,000	1,996,402
PNC Funding Corp. 2.30%, due 6/22/12 (h)	2,255,000	2,243,597
Regions Bank 3.25%, due 12/9/11 (h)	1,635,000	1,680,569
Sovereign Bank 2.75%, due 1/17/12 (h)	1,775,000	1,794,956
USB Capital IX 6.189%, due 4/15/49 (a)	470,000	197,400
Wachovia Corp. 5.50%, due 5/1/13	400,000	412,265
		9,964,026

Beverages 0.0%‡
Constellation Brands, Inc. 7.25%, due 5/15/17	15,000	14,400

Building Materials 0.2%
USG Corp. 6.30%, due 11/15/16	630,000	387,450

Chemicals 0.0%‡
MacDermid, Inc. 9.50%, due 4/15/17 (d)	10,000	4,900
Mosaic Global Holdings, Inc.
7.375%, due 12/1/14 (d)	15,000	14,400
7.625%, due 12/1/16 (d)	15,000	14,100
Phibro Animal Health Corp. 10.00%, due 8/1/13 (d)	10,000	8,000
Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, due 12/1/12 (g)	15,000	2,100
		43,500

	Coal 0.1%
	Peabody Energy Corp.
	7.375%, due 11/1/16	10,000	9,750
	7.875%, due 11/1/26	15,000	12,750
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	175,000	105,000
			127,500

	Commercial Services 0.0%‡
	Cardtronics, Inc. 9.25%, due 8/15/13	15,000	10,613
	iPayment, Inc. 9.75%, due 5/15/14	10,000	6,000
	Service Corp. International
	7.375%, due 10/1/14	10,000	9,550
	7.625%, due 10/1/18	10,000	9,200
			35,363

	Computers 0.0%‡
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	10,000	7,400
	9.125%, due 8/15/13	2,000	1,670
			9,070

	Diversified Financial Services 5.8%
	American General Finance Corp. 6.90%, due 12/15/17	350,000	156,946
	AmeriCredit Corp. 8.50%, due 7/1/15	15,000	13,125
¤	General Electric Capital Corp.
	3.00%, due 12/9/11 (h)	1,520,000	1,551,937
	6.875%, due 1/10/39	805,000	713,254
	Goldman Sachs Group, Inc. (The) 5.95%, due 1/18/18	700,000	631,022
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (d)	250,000	150,420
¤	John Deere Capital Corp. 2.875%, due 6/19/12 (h)	2,520,000	2,555,718
¤	JPMorgan Chase & Co. 2.125%, due 6/22/12 (h)	2,680,000	2,652,174
	LaBranche & Co., Inc. 11.00%, due 5/15/12	5,000	4,413
	Morgan Stanley
	5.05%, due 1/21/11	300,000	291,319
	6.75%, due 4/15/11	1,485,000	1,484,749
	NSG Holdings LLC/NSG Holdings, Inc. 7.75%, due 12/15/25 (d)	10,000	8,100
			10,213,177

	Electric 0.7%
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	44,113	40,849
	Appalachian Power Co. 5.65%, due 8/15/12	400,000	397,949
	Electricite de France 6.95%, due 1/26/39 (d)	215,000	221,678
	NRG Energy, Inc.
	7.25%, due 2/1/14	5,000	4,775
	7.375%, due 2/1/16	10,000	9,525
	PPL Energy Supply LLC 6.50%, due 5/1/18	600,000	512,341
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	15,000	13,500
	Reliant Energy, Inc.
	7.625%, due 6/15/14	5,000	4,087
	7.875%, due 6/15/17	30,000	24,300
			1,229,004

	Electrical Components & Equipment 0.0%‡
	Belden, Inc. 7.00%, due 3/15/17	15,000	11,400

	Entertainment 0.1%
	Gaylord Entertainment Co. 8.00%, due 11/15/13	15,000	11,513
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	15,000	8,025
	Mohegan Tribal Gaming Authority 6.375%, due 7/15/09	30,000	29,025
	Penn National Gaming, Inc. 6.75%, due 3/1/15	25,000	20,250
	Speedway Motorsports, Inc. 6.75%, due 6/1/13	30,000	24,000
	Vail Resorts, Inc. 6.75%, due 2/15/14	30,000	23,700
			116,513

	Environmental Controls 0.0%‡
	Geo Sub Corp. 11.00%, due 5/15/12	20,000	14,400

	Finance - Auto Loans 0.0%‡
	Ford Motor Credit Co. LLC 7.375%, due 10/28/09	10,000	8,963

Finance - Other Services 0.0%‡
American Real Estate Partners, L.P./American Real Estate Finance Corp.
7.125%, due 2/15/13	30,000	24,450
8.125%, due 6/1/12	50,000	43,125
		67,575

Food 0.0%‡
Stater Brothers Holdings 7.75%, due 4/15/15	5,000	4,575

Forest Products & Paper 0.0%‡
Bowater, Inc. 9.375%, due 12/15/21	40,000	7,200
Georgia-Pacific Corp.
7.00%, due 1/15/15 (d)	15,000	13,800
7.125%, due 1/15/17 (d)	7,000	6,388
8.875%, due 5/15/31	50,000	38,000
		65,388

Hand & Machine Tools 0.0%‡
Baldor Electric Co. 8.625%, due 2/15/17	15,000	12,600

Health Care - Products 0.0%‡
Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15	20,000	7,600
Cooper Cos., Inc. (The) 7.125%, due 2/15/15	10,000	8,500
Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	15,000	14,625
Invacare Corp. 9.75%, due 2/15/15	15,000	13,650
Universal Hospital Services, Inc.
5.943%, due 6/1/15 (a)	5,000	3,350
8.50%, due 6/1/15 (i)	5,000	4,225
VWR Funding, Inc. Series B 10.25%, due 7/15/15 (i)	15,000	11,100
		63,050

Health Care - Services 0.5%
Alliance Imaging, Inc. 7.25%, due 12/15/12	5,000	4,625
Centene Corp. 7.25%, due 4/1/14	8,000	6,800
Community Health Systems, Inc. 8.875%, due 7/15/15	35,000	33,687
HCA, Inc.
6.30%, due 10/1/12	10,000	8,250
8.75%, due 9/1/10	5,000	4,913
Highmark, Inc. 6.80%, due 8/15/13 (b)(d)	920,000	868,896
Psychiatric Solutions, Inc. 7.75%, due 7/15/15	10,000	8,200
Vanguard Health Holding Co. II LLC 9.00%, due 10/1/14	15,000	13,350
		948,721

Holding Company - Diversified 0.0%‡
Susser Holdings LLC 10.625%, due 12/15/13	10,000	9,300

Household Products & Wares 0.0%‡
ACCO Brands Corp. 7.625%, due 8/15/15	10,000	4,500
Jarden Corp. 7.50%, due 5/1/17	10,000	7,200
Libbey Glass, Inc. 9.568%, due 6/1/11 (a)	10,000	4,400
		16,100

Insurance 0.3%
Crum & Forster Holdings Corp. 7.75%, due 5/1/17	30,000	22,650
Fund American Cos., Inc. 5.875%, due 5/15/13	270,000	200,432
HUB International Holdings, Inc. 9.00%, due 12/15/14 (d)	30,000	20,250
Travelers Cos., Inc. (The) 6.25%, due 3/15/37 (a)	475,000	313,398
USI Holdings Corp.
6.024%, due 11/15/14 (a)(d)	5,000	2,375
9.75%, due 5/15/15 (d)	10,000	4,600
		563,705

Lodging 0.1%
Boyd Gaming Corp. 7.75%, due 12/15/12	25,000	22,125
MTR Gaming Group, Inc.
Series B 9.00%, due 6/1/12	5,000	2,525
9.75%, due 4/1/10	5,000	3,800
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 4.496%, due 3/15/14 (a)(d)	10,000	4,750
Wyndham Worldwide Corp. 6.00%, due 12/1/16	345,000	171,016
		204,216

Machinery - Construction & Mining 0.0%‡
Caterpillar, Inc. 6.05%, due 8/15/36	55,000	49,581

Media 1.3%
ION Media Networks, Inc.
4.344%, due 1/15/12 (a)(d)	10,000	1,562
7.344%, due 1/15/13 (a)(d)	6,608	314
Morris Publishing Group LLC 7.00%, due 8/1/13 (g)	15,000	1,200
News America Holdings, Inc. 8.00%, due 10/17/16	685,000	705,269
Rainbow National Services LLC 8.75%, due 9/1/12 (d)	15,000	14,962
Time Warner Cable, Inc. 8.25%, due 2/14/14	1,005,000	1,067,816
Time Warner Entertainment Co., L.P. 10.15%, due 5/1/12	396,000	428,423
Ziff Davis Media, Inc.
8.801%, due 7/15/11 (a)(b)(c)(f)	7,540	6,409
Ziff Davis Media, Inc. (Escrow Shares)
(zero coupon), due 5/1/12 (b)(c)(f)	30,000	1,875
		2,227,830

Metal Fabricate & Hardware 0.0%‡
Mueller Water Products, Inc. 7.375%, due 6/1/17	15,000	11,625
Neenah Foundary Co. 9.50%, due 1/1/17	20,000	9,000
		20,625

Mining 0.5%
Alcoa, Inc. 5.90%, due 2/1/27	560,000	333,749
Freeport-McMoRan Copper & Gold, Inc.
8.25%, due 4/1/15	10,000	8,513
8.375%, due 4/1/17	20,000	16,600
Vulcan Materials Co. 6.30%, due 6/15/13	500,000	464,095
		822,957

Miscellaneous - Manufacturing 0.0%‡
Actuant Corp. 6.875%, due 6/15/17	10,000	8,200
RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	20,000	17,200
		25,400

Office & Business Equipment 0.5%
Xerox Corp. 7.625%, due 6/15/13	1,000,000	942,142

Oil & Gas 1.8%
Chaparral Energy, Inc. 8.50%, due 12/1/15	25,000	5,500
Chesapeake Energy Corp. 6.50%, due 8/15/17	20,000	16,300
ConocoPhillips 6.50%, due 2/1/39	595,000	592,666
Enterprise Products Operating, L.P. 4.95%, due 6/1/10	1,100,000	1,084,128
Forest Oil Corp.
7.25%, due 6/15/19	20,000	16,650
8.00%, due 12/15/11	10,000	9,625
Hilcorp Energy I, L.P./Hilcorp Finance Co. 9.00%, due 6/1/16 (d)	5,000	4,075
Mariner Energy, Inc. 7.50%, due 4/15/13	25,000	18,750
Newfield Exploration Co. 6.625%, due 4/15/16	15,000	13,275
Parker Drilling Co. 9.625%, due 10/1/13	15,000	11,100
Pemex Project Funding Master Trust 6.625%, due 6/15/35	205,000	162,689
Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	16,000	12,400
Shell International Finance B.V. 6.375%, due 12/15/38	1,075,000	1,123,214
Stone Energy Corp. 6.75%, due 12/15/14	10,000	5,400
Whiting Petroleum Corp.
7.00%, due 2/1/14	20,000	16,000
7.25%, due 5/1/13	5,000	4,125
		3,095,897

Oil & Gas Services 0.0%‡
Allis-Chalmers Energy, Inc.
8.50%, due 3/1/17	5,000	2,450
9.00%, due 1/15/14	10,000	5,300
Complete Production Services, Inc. 8.00%, due 12/15/16	25,000	17,500
		25,250

Pharmaceuticals 0.2%
Medco Health Solutions, Inc.
6.125%, due 3/15/13	120,000	115,219
7.25%, due 8/15/13	155,000	152,599
NBTY, Inc. 7.125%, due 10/1/15	10,000	7,925
		275,743

Pipelines 1.0%
Copano Energy LLC 8.125%, due 3/1/16	10,000	8,200
El Paso Natural Gas Co. 7.50%, due 11/15/26	5,000	4,362
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. Series B 6.875%, due 11/1/14	20,000	14,600
Nustar Logistics 7.65%, due 4/15/18	200,000	164,902
Plains All American Pipeline, L.P./PAA Finance Corp. 7.75%, due 10/15/12	1,620,000	1,507,128
		1,699,192

	Real Estate Investment Trusts 0.1%
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14	10,000	8,225
	Host Marriott, L.P.
	6.375%, due 3/15/15	15,000	12,000
	Series Q 6.75%, due 6/1/16	15,000	12,000
	Omega Healthcare Investors, Inc. 7.00%, due 4/1/14	20,000	18,400
	Trustreet Properties, Inc. 7.50%, due 4/1/15	25,000	26,321
			76,946

	Retail 0.7%
	CVS Caremark Corp.
	5.789%, due 1/10/26 (d)	99,564	78,950
	6.302%, due 6/1/37 (a)	560,000	305,200
	Rite Aid Corp.
	8.625%, due 3/1/15	16,000	4,480
	9.375%, due 12/15/15	15,000	4,275
	Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13	13,000	9,750
	Yum! Brands, Inc. 6.25%, due 3/15/18	895,000	790,149
			1,192,804

	Telecommunications 0.8%
	AT&T, Inc. 6.55%, due 2/15/39	670,000	667,534
	Centennial Cellular Operating Co./Centennial Communications Corp. 10.125%, due 6/15/13	5,000	5,163
	GCI, Inc. 7.25%, due 2/15/14	15,000	13,088
	iPCS, Inc. 5.318%, due 5/1/13 (a)	5,000	3,550
	Lucent Technologies, Inc. 6.45%, due 3/15/29	60,000	20,100
	PAETEC Holding Corp. 9.50%, due 7/15/15	10,000	6,500
	Qwest Communications International, Inc. 7.25%, due 2/15/11	7,000	6,615
	Qwest Corp.
	7.50%, due 10/1/14	10,000	9,100
	8.875%, due 3/15/12	20,000	19,900
	Verizon Communications, Inc. 8.75%, due 11/1/18	615,000	716,327
			1,467,877

	Textiles 0.0%‡
	INVISTA 9.25%, due 5/1/12 (d)	30,000	21,300

	Transportation 0.2%
	Atlantic Express Transportation Corp. 11.626%, due 4/15/12 (a)	5,000	2,500
	Union Pacific Corp. 6.125%, due 1/15/12	280,000	280,462
			282,962

	Trucking & Leasing 0.0%‡
	Greenbrier Cos., Inc. 8.375%, due 5/15/15	15,000	8,100

	Total Corporate Bonds (Cost $41,044,153)		38,325,485

	Foreign Government Bonds 5.5%

	Germany 0.9%
	Republic of Germany 4.25%, due 7/4/14	1,160,000	1,606,402

	Israel 1.0%
	AID - Israel Government Bond 5.50%, due 12/4/23	1,570,000	1,739,557

	United Kingdom 3.6%
¤	United Kingdom Treasury Bonds
	4.75%, due 9/7/15	1,975,000	3,104,624
	5.00%, due 3/7/18	2,020,000	3,216,784
			6,321,408

	Venezuela 0.0%‡
	Republic of Venezuela 6.00%, due 12/9/20	169,000	65,065

	Total Foreign Government Bonds (Cost $10,033,925)		9,732,432

	Mortgage-Backed Securities 2.2%

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.2%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	750,000	719,002
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.619%, due 12/25/36 (a)(b)(d)	223,400	165,421
	Commercial Mortgage Loan Trust 6.02%, due 12/10/49	990,000	647,161
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	470,000	313,882
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.799%, due 8/10/45	805,000	480,800
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2 3.246%, due 3/15/29	223,092	222,559
	Series 2004-C7, Class A1 3.625%, due 10/15/29	203,058	201,161
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.37%, due 2/25/42 (a)(b)(c)(d)	489,059	463,432
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)(d)	160,000	112,288
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C14, Class A1 3.477%, due 8/15/41	43,336	43,056
	Series 2007-C33, Class A4 5.903%, due 2/15/51	990,000	543,423
	Total Mortgage-Backed Securities (Cost $4,972,156)		3,912,185

	Municipal Bonds 0.4%

	Texas 0.2%
	Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23 (a)	390,000	389,364

	West Virginia 0.2%
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	440,000	254,470

	Total Municipal Bonds (Cost $830,000)		643,834

	U.S. Government & Federal Agencies 60.8%

	Fannie Mae (Collateralized Mortgage Obligation) 0.2%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	364,618	374,639

	Federal Home Loan Bank 1.0%
	5.00%, due 11/17/17	1,710,000	1,862,074

	Federal Home Loan Mortgage Corporation 0.7%
	5.625%, due 11/23/35	400,000	396,267
	5.75%, due 6/27/16	930,000	939,560
			1,335,827

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.2%
	3.00%, due 8/1/10	253,108	251,376
	5.00%, due 8/1/33	1,885,025	1,921,724
	5.027%, due 6/1/35 (a)	1,212,920	1,237,056
	5.50%, due 1/1/21	720,142	743,927
	5.50%, due 2/1/33	1,332,758	1,369,644
	5.50%, due 7/1/34	1,832,757	1,882,337
	5.50%, due 1/1/36	1,718,814	1,761,552
	5.50%, due 9/1/36	864,251	885,065
	6.00%, due 2/1/27	536,088	553,914
	6.00%, due 3/1/36	1,050,567	1,086,210
	6.50%, due 4/1/37	972,309	1,014,540
			12,707,345

¤	Federal National Mortgage Association 1.9%
	4.625%, due 5/1/13	2,605,000	2,616,592
	5.125%, due 1/2/14	550,000	560,202
	6.25%, due 2/1/11	140,000	147,229
			3,324,023

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 30.5%
	4.50%, due 4/1/18	445,233	453,956
	4.50%, due 7/1/18	1,314,357	1,340,106
	4.50%, due 11/1/18	1,975,161	2,013,855
	4.50%, due 6/1/23	3,915,581	3,975,550
	5.00%, due 9/1/17	736,406	758,657
	5.00%, due 9/1/20	654,881	671,599
	5.00%, due 10/1/20	665,520	682,509
	5.00%, due 12/1/20	1,339,263	1,373,453
	5.00%, due 7/1/35	1,564,621	1,593,615
	5.00%, due 5/1/36	4,349,164	4,429,759
	5.00%, due 9/1/36	1,512,966	1,541,003
	5.50%, due 2/1/17	546,423	565,836
	5.50%, due 6/1/21	2,831,930	2,922,366
	5.50%, due 6/1/33	2,875,687	2,954,709
	5.50%, due 11/1/33	1,394,116	1,432,426
	5.50%, due 12/1/33	980,841	1,007,794
	5.50%, due 6/1/34	1,062,100	1,089,958
	5.50%, due 3/1/35	1,890,154	1,939,731
	5.50%, due 4/1/36	2,405,166	2,465,997
	5.50%, due 1/1/37	1,915,976	1,962,937
	5.50%, due 7/1/37	1,938,946	1,986,361
	5.50%, due 10/1/38	1,340,334	1,374,233
	6.00%, due 8/1/17	81,688	85,265
	6.00%, due 1/1/33	502,533	520,897
	6.00%, due 3/1/33	530,601	549,658
	6.00%, due 9/1/35	1,104,186	1,140,394
	6.00%, due 6/1/36	1,232,158	1,271,408
	6.00%, due 4/1/37	916,017	940,330
	6.00%, due 12/1/38	4,044,068	4,172,029
	6.00%, due 1/31/39 TBA (j)	5,040,000	5,194,350
	6.50%, due 6/1/31	102,957	108,074
	6.50%, due 8/1/31	93,070	97,696
	6.50%, due 10/1/31	67,937	71,313
	6.50%, due 6/1/32	108,569	113,897
	6.50%, due 2/1/37	423,858	442,075
	6.50%, due 1/31/39 TBA (j)	795,000	828,042
			54,071,838

	Freddie Mac (Collateralized Mortgage Obligation) 0.3%
	Series 2632, Class NH 3.50%, due 6/15/13	488,486	489,995

	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) 0.9%
	Series R001, Class AE 4.375%, due 4/15/15	1,553,367	1,577,776

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 3.2%
	6.00%, due 2/15/29	66,128	68,387
	6.00%, due 4/15/29	292,739	302,987
	6.00%, due 8/15/32	638,620	659,489
	6.00%, due 1/31/39 TBA (j)	2,360,000	2,427,850
	6.50%, due 7/15/28	70,357	73,853
	6.50%, due 5/15/29	35,311	37,069
	6.50%, due 1/31/39 TBA (j)	2,070,000	2,145,683
			5,715,318

¤	United States Treasury Bonds 3.9%
	4.375%, due 2/15/38	610,000	691,397
	6.25%, due 8/15/23	750,000	948,750
	6.25%, due 5/15/30	2,420,000	3,237,505
	6.875%, due 8/15/25	830,000	1,154,996
	8.75%, due 8/15/20	620,000	915,372
			6,948,020

¤	United States Treasury Notes 10.2%
	3.375%, due 6/30/13	3,725,000	4,005,247
	3.75%, due 11/15/18	2,230,000	2,401,442
	4.75%, due 8/15/17	1,409,000	1,615,506
	4.875%, due 8/15/16	8,695,000	10,053,594
			18,075,789

	United States Treasury Strip Principal 0.8%
	(zero coupon), due 8/15/23	820,000	452,953
	(zero coupon), due 8/15/28	2,210,000	1,004,332
			1,457,285

	Total U.S. Government & Federal Agencies (Cost $105,255,857)		107,939,929

	Yankee Bonds 2.8% (k)

	Banks 0.1%
	ATF Capital B.V. 9.25%, due 2/21/14 (d)	180,000	117,000

	Beverages 0.2%
	Companhia Brasileira de Bebidas 10.50%, due 12/15/11	330,000	367,125

	Building Materials 0.1%
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (d)	420,000	126,000

	Chemicals 0.0%‡
	Nova Chemicals Corp. 5.72%, due 11/15/13 (a)	5,000	1,325

	Commercial Services 0.0%‡
	Quebecor World, Inc. 9.75%, due 1/15/15 (d)(g)	15,000	956

	Diversified Financial Services 0.8%
	BP Capital Markets PLC 5.25%, due 11/7/13	1,275,000	1,354,442

	Electric 0.2%
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (d)	305,000	308,141

	Forest Products & Paper 0.0%‡
	Catalyst Paper Corp. 7.375%, due 3/1/14	15,000	5,400

	Smurfit Capital Funding PLC 7.50%, due 11/20/25	35,000	19,950
			25,350

Insurance 0.1%
Fairfax Financial Holdings, Ltd.
7.375%, due 4/15/18	20,000	16,200
8.30%, due 4/15/26	15,000	11,438
Nippon Life Insurance Co. 4.875%, due 8/9/10 (d)	250,000	232,845
		260,483

Media 0.7%
British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (d)	980,000	989,402
BSKYB Finance UK PLC 6.50%, due 10/15/35 (d)	230,000	168,964
CanWest MediaWorks, L.P. 9.25%, due 8/1/15 (d)	15,000	2,175
Quebecor Media, Inc. 7.75%, due 3/15/16	10,000	7,850
Videotron, Ltee 6.375%, due 12/15/15	15,000	13,200
		1,181,591

Miscellaneous - Manufacturing 0.1%
Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (d)	265,000	253,935

Oil & Gas 0.3%
Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (d)	200,000	140,000
Gazprom International S.A. 7.201%, due 2/1/20 (d)	338,103	278,090
TNK-BP Finance S.A. 7.50%, due 7/18/16 (d)	285,000	179,550
		597,640

Pharmaceuticals 0.0%‡
Angiotech Pharmaceuticals, Inc. 5.953%, due 12/1/13 (a)	5,000	2,625

Telecommunications 0.2%
Millicom International Cellular S.A. 10.00%, due 12/1/13	10,000	9,550
Nortel Networks, Ltd. 10.75%, due 7/15/16 (g)	10,000	1,625
Rogers Wireless, Inc. 9.625%, due 5/1/11	50,000	51,102
Satelites Mexicanos S.A. de C.V. 10.209%, due 11/30/11 (a)	15,000	9,300
Vodafone Group PLC 4.625%, due 7/15/18	400,000	360,920
		432,497

Transportation 0.0%‡
Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	5,000	4,300

Total Yankee Bonds (Cost $5,680,169)		5,033,410

Total Long-Term Bonds (Cost $174,444,646)		171,098,109

	Shares	Value
Common Stock 0.0%‡

Media 0.0%‡
Ziff Davis Media, Inc. (Physical certificates) (b)(c)(f)	59	1

Total Common Stock (Cost $0)		1

Convertible Preferred Stocks 0.0%‡

Diversified Financial Services 0.0%‡
General Motors Acceptance Corp. Preferred Blocker, Inc. 7.00% (b)(d)	7	1,747

Software 0.0%‡
QuadraMed Corp. 5.50% (b)(d)(l)	100	1,327

Total Convertible Preferred Stocks (Cost $4,003)		3,074

Preferred Stock 0.0%‡

Real Estate Investment Trusts 0.0%‡
Sovereign Real Estate Investment Corp. 12.00% (b)(d)	50	35,125

Total Preferred Stock (Cost $76,875)		35,125

	Principal Amount	Value
Short-Term Investment 9.6%

Repurchase Agreement 9.6%
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $17,013,160 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $17,370,000 and a Market Value of $17,356,104)	$17,013,089	17,013,089

Total Short-Term Investment (Cost $17,013,089)		17,013,089

Total Investments (Cost $191,538,613) (m)	106.0%	188,149,398
Liabilities in Excess of
Cash and Other Assets	(6.0)	(10,591,285)

Net Assets	100.0%	$177,558,113

¤	Among the Fund's 10 largest issuers, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at January 31, 2009.
(b)	Illiquid security. The total market value of these securities at January 31, 2009 is $1,915,859, which represents 1.1% of the Fund's net assets.
(c)	Fair valued security. The total market value of these securities at January 31, 2009 is $841,942, which represents 0.5% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at January 31, 2009 is $621,807, which represents 0.4% of the Fund's net assets.
(f)	Non-income producing security.
(g)	Issue in default.
(h)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(i)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(j)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2009 is $10,595,925, which represents 6.0% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Restricted security.
(m)	At January 31, 2009, cost is $191,569,827 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$3,977,915
Gross unrealized depreciation	(7,398,344)
Net unrealized depreciation	$(3,420,429)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$31,613,872
Level 2 - Other Significant Observable Inputs	155,693,584
Level 3 - Significant Unobservable Inputs	841,942
Total	$188,149,398

The Fund did not hold other financial instruments as of January 31, 2009.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$1,056,649
Accrued discounts/premiums	(8)
Realized gain (loss)	(32,993)
Change in unrealized appreciation/depreciation	40,696
Net purchases (sales)	(222,402)
Net transfers in and/or out of Level 3	-
Balance as of 1/31/09	$841,942

Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	(36,639)

As of January 31, 2009, the Fund held the following foreign currency:
		Currency	Cost	Value
Pound Sterling	GBP	1,894	$2,746	$2,744
			$2,746	$2,744

As of January 31, 2009, the Fund held the following restricted security:

	Date of			1/31/2009	Percentage of
Security	Acquisition	Shares	Cost	Value	Net Assets
QuadraMed Corp.
Convertible Preferred Stock 5.50%	6/16/04	100	$1,800	$1,327	0%‡

‡ Less than one-tenth of a percent.

MainStay Moderate Allocation Fund

Portfolio of Investments January 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 100.0%†
Equity Funds 59.5%
MainStay 130/30 Core Fund Class I (a)	2,676,666	$14,239,862
MainStay 130/30 Growth Fund Class I (a)(b)	965,515	5,831,711
MainStay 130/30 International Fund Class I (a)(b)	1,410,695	6,644,371
MainStay Common Stock Fund Class I (a)	3,710,604	29,684,832
MainStay Growth Equity Fund Class I (a)	794,735	5,920,777
MainStay ICAP Equity Fund Class I	777,934	17,783,561
MainStay ICAP International Fund Class I	455,292	9,356,245
MainStay ICAP Select Equity Fund Class I	819,232	17,867,455
MainStay International Equity Fund Class I	1,108,942	10,956,343
MainStay Large Cap Growth Fund Class I (b)	6,560,830	28,474,004
MainStay MAP Fund Class I	601,588	11,935,497
MainStay S&P 500 Index Fund Class I	34,991	662,382
MainStay Value Fund Class I (a)	302,202	3,284,935
		162,641,975

Fixed Income Funds 40.5%
MainStay 130/30 High Yield Fund Class I (a)	1,023,378	8,534,976
MainStay Floating Rate Fund Class I (a)	1,938,797	14,424,649
MainStay High Yield Corporate Bond Fund Class I	1,268,699	5,696,460
MainStay Indexed Bond Fund Class I (a)	5,244,780	57,272,999
MainStay Institutional Bond Fund Class I	1,281,266	12,389,840
MainStay Intermediate Term Bond Fund Class I (a)	1,256,344	12,249,355
		110,568,279

Total Investments (Cost $364,621,020) (c)	100.0%	273,210,254
Liabilities in Excess of
Cash and Other Assets	(0.0)‡	(70,341)

Net Assets	100.0%	$273,139,913
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Funds shares Class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2009, cost is $367,820,174 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$934,244
Gross unrealized depreciation	(95,544,164)

Net unrealized depreciation	$(94,609,920)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$273,210,254
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$273,210,254

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund
Portfolio of Investments January 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 100.2%†

Equity Funds 79.7%
MainStay 130/30 Core Fund Class I (a)	2,986,874	$15,890,171
MainStay 130/30 Growth Fund Class I (a)(b)	683,644	4,129,209
MainStay 130/30 International Fund Class I (a)(b)	2,052,200	9,665,861
MainStay All Cap Growth Fund Class I (b)	138,343	2,051,619
MainStay Common Stock Fund Class I (a)	4,605,109	36,840,870
MainStay Growth Equity Fund Class I (a)	1,263,340	9,411,884
MainStay ICAP Equity Fund Class I	844,881	19,313,970
MainStay ICAP International Fund Class I	667,321	13,713,449
MainStay ICAP Select Equity Fund Class I	888,415	19,376,336
MainStay International Equity Fund Class I (a)	1,634,981	16,153,611
MainStay Large Cap Growth Fund Class I (b)	8,532,591	37,031,444
MainStay MAP Fund Class I	763,185	15,141,587
MainStay Mid Cap Core Fund Class I (a)	102,471	1,382,333
MainStay Mid Cap Growth Fund Class I (b)	122,733	893,493
MainStay S&P 500 Index Fund Class I	82,918	1,569,635
MainStay Small Cap Opportunity Fund Class I	72,788	586,675
MainStay Value Fund Class I (a)	533,414	5,798,208
		208,950,355

Fixed Income Funds 20.5%
MainStay 130/30 High Yield Fund Class I (a)	966,272	8,058,711
MainStay Floating Rate Fund Class I (a)	1,823,886	13,569,710
MainStay High Yield Corporate Bond Fund Class I	1,197,431	5,376,463
MainStay Indexed Bond Fund Class I	1,712,579	18,701,360
MainStay Institutional Bond Fund Class I	414,966	4,012,719
MainStay Intermediate Term Bond Fund Class I	410,620	4,003,546
		53,722,509

Total Investments (Cost $390,233,350) (c)	100.2%	262,672,864
Liabilities in Excess of
Cash and Other Assets	(0.2)	(400,522)

Net Assets	100.0%	$262,272,342

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Funds Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2009, cost is $392,392,091 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$306,341
Gross unrealized depreciation	(130,025,568)

Net unrealized depreciation	$(129,719,227)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$262,672,864
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$262,672,864

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments January 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 90.3%†
Equity Funds 46.9%
MainStay 130/30 Core Fund Class I	101,846	$541,821
MainStay 130/30 Growth Fund Class I (a)	62,934	380,120
MainStay 130/30 International Fund Class I (a)	115,115	542,192
MainStay Common Stock Fund Class I	181,084	1,448,675
MainStay Growth Equity Fund Class I	63,121	470,249
MainStay ICAP Equity Fund Class I	58,535	1,338,105
MainStay ICAP International Fund Class I	37,071	761,817
MainStay ICAP Select Equity Fund Class I	61,463	1,340,517
MainStay International Equity Fund Class I	87,558	865,074
MainStay Large Cap Growth Fund Class I (a)	432,728	1,878,040
MainStay MAP Fund Class I	63,641	1,262,633
MainStay S&P 500 Index Fund Class I	16,877	319,476
MainStay Small Cap Growth Fund Class I (a)(b)	22,727	207,724
MainStay Small Cap Opportunity Fund Class I	7,768	62,613
MainStay Value Fund Class I	35,311	383,828
		11,802,884

Fixed Income Funds 43.4%
MainStay 130/30 High Yield Fund Class I	106,421	887,555
MainStay Floating Rate Fund Class I	42,786	318,329
MainStay High Yield Corporate Bond Fund Class I	139,555	626,601
MainStay Indexed Bond Fund Class I	580,728	6,341,550
MainStay Institutional Bond Fund Class I	141,619	1,369,456
MainStay Intermediate Term Bond Fund Class I	139,128	1,356,498
		10,899,989

Total Affiliated Investment Companies (Cost $26,746,885)		22,702,873

Unaffiliated Investment Companies 7.3%
Equity Funds 2.5%
Lazard International Small Cap Portfolio Institutional Shares	47,726	208,083
T. Rowe Price Emerging Markets Stock Fund	28,318	418,260
		626,343

Fixed Income Funds 4.8%
American Century International Bond Fund Institutional Class	23,058	303,672
Western Asset Inflation Indexed Plus Bond Portfolio Institutional Class	95,997	914,850
		1,218,522

Total Unaffiliated Investment Companies (Cost $2,418,096)		1,844,865

Total Investments (Cost $29,164,981) (c)	97.6%	24,547,738
Cash and Other Assets,
Less Liabilities	2.4	599,452

Net Assets	100.0%	$25,147,190

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At January 31, 2009, cost is $29,727,074 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$159,556
Gross unrealized depreciation	(5,338,892)

Net unrealized depreciation	$(5,179,336)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$24,547,738
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$24,547,738

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments January 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 93.8%†
Equity Funds 61.9%
MainStay 130/30 Core Fund Class I	135,902	$722,999
MainStay 130/30 Growth Fund Class I (a)	79,684	481,291
MainStay 130/30 International Fund Class I (a)	157,934	743,868
MainStay Common Stock Fund Class I	250,946	2,007,571
MainStay Growth Equity Fund Class I	74,003	551,322
MainStay ICAP Equity Fund Class I	75,725	1,731,064
MainStay ICAP International Fund Class I	50,811	1,044,168
MainStay ICAP Select Equity Fund Class I	79,923	1,743,111
MainStay International Equity Fund Class I	119,698	1,182,621
MainStay Large Cap Growth Fund Class I (a)	567,222	2,461,743
MainStay MAP Fund Class I	91,710	1,819,523
MainStay S&P 500 Index Fund Class I	21,424	405,558
MainStay Small Cap Growth Fund Class I (a)(b)	36,205	330,914
MainStay Small Cap Opportunity Fund Class I	17,115	137,949
MainStay Value Fund Class I	44,970	488,822
		15,852,524

Fixed Income Funds 31.9%
MainStay 130/30 High Yield Fund Class I	106,093	884,812
MainStay Floating Rate Fund Class I	66,940	498,035
MainStay High Yield Corporate Bond Fund Class I	152,944	686,720
MainStay Indexed Bond Fund Class I	390,141	4,260,342
MainStay Institutional Bond Fund Class I	94,533	914,134
MainStay Intermediate Term Bond Fund Class I	93,543	912,045
		8,156,088

Total Affiliated Investment Companies (Cost $30,053,089)		24,008,612

Unaffiliated Investment Companies 5.0%
Equity Funds 3.3%
Lazard International Small Cap Portfolio Institutional Shares	65,018	283,478
T. Rowe Price Emerging Markets Stock Fund	38,853	573,862
		857,340

Fixed Income Fund 1.7%
American Century International Bond Fund Institutional Class	33,356	439,297

Total Unaffiliated Investment Companies (Cost $2,122,637)		1,296,637

Total Investments (Cost $32,175,726) (c)	98.8%	25,305,249
Cash and Other Assets,
Less Liabilities	1.2	296,001

Net Assets	100.0%	$25,601,250

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At January 31, 2009, cost is $32,700,033 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$107,712
Gross unrealized depreciation	(7,502,496)

Net unrealized depreciation	$(7,394,784)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$25,305,249
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$25,305,249

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments January 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 92.3% †
Equity Funds 74.3%
MainStay 130/30 Core Fund Class I	242,490	$1,290,045
MainStay 130/30 Growth Fund Class I (a)	100,710	608,290
MainStay 130/30 International Fund Class I (a)	241,581	1,137,847
MainStay Common Stock Fund Class I	337,654	2,701,233
MainStay Growth Equity Fund Class I	93,732	698,300
MainStay ICAP Equity Fund Class I	107,422	2,455,668
MainStay ICAP International Fund Class I	77,681	1,596,348
MainStay ICAP Select Equity Fund Class I	113,455	2,474,443
MainStay International Equity Fund Class I	183,556	1,813,532
MainStay Large Cap Growth Fund Class I (a)	794,752	3,449,223
MainStay MAP Fund Class I	127,968	2,538,876
MainStay S&P 500 Index Fund Class I	24,974	472,763
MainStay Small Cap Growth Fund Class I (a)(b)	64,535	589,847
MainStay Small Cap Opportunity Fund Class I	39,428	317,787
MainStay Value Fund Class I	58,162	632,224
		22,776,426

Fixed Income Funds 18.0%
MainStay 130/30 High Yield Fund Class I	127,884	1,066,551
MainStay Floating Rate Fund Class I	84,835	631,171
MainStay High Yield Corporate Bond Fund Class I	137,045	615,331
MainStay Indexed Bond Fund Class I	204,256	2,230,471
MainStay Institutional Bond Fund Class I	49,972	483,232
MainStay Intermediate Term Bond Fund Class I	48,955	477,314
		5,504,070

Total Affiliated Investment Companies (Cost $37,507,826)		28,280,496

Unaffiliated Investment Companies 6.1%
Equity Funds 4.3%
Lazard International Small Cap Portfolio Institutional Shares	100,990	440,316
T. Rowe Price Emerging Markets Stock Fund	59,811	883,402
		1,323,718

Fixed Income Fund 1.8%
American Century International Bond Fund Institutional Class	41,259	543,380

Total Unaffiliated Investment Companies (Cost $3,014,223)		1,867,098

Total Investments (Cost $40,522,049) (c)	98.4%	30,147,594
Cash and Other Assets,
Less Liabilities	1.6	489,663

Net Assets	100.0%	$30,637,257

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At January 31, 2009, cost is $41,033,634 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$66,643
Gross unrealized depreciation	(10,952,683)

Net unrealized depreciation	$(10,886,040)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$30,147,594
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$30,147,594

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments January 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 93.3%†
Equity Funds 81.5%
MainStay 130/30 Core Fund Class I	142,734	$759,347
MainStay 130/30 Growth Fund Class I (a)	47,224	285,235
MainStay 130/30 International Fund Class I (a)	141,566	666,774
MainStay Common Stock Fund Class I	181,899	1,455,191
MainStay Growth Equity Fund Class I	51,409	382,995
MainStay ICAP Equity Fund Class I	59,796	1,366,927
MainStay ICAP International Fund Class I	45,602	937,126
MainStay ICAP Select Equity Fund Class I	63,362	1,381,918
MainStay International Equity Fund Class I	106,953	1,056,692
MainStay Large Cap Growth Fund Class I (a)	476,451	2,067,798
MainStay MAP Fund Class I	77,454	1,536,681
MainStay S&P 500 Index Fund Class I	17,141	324,486
MainStay Small Cap Growth Fund Class I (a)(b)	47,570	434,789
MainStay Small Cap Opportunity Fund Class I	32,377	260,959
MainStay Value Fund Class I	30,326	329,648
		13,246,566

Fixed Income Funds 11.8%
MainStay 130/30 High Yield Fund Class I	51,750	431,596
MainStay Floating Rate Fund Class I	29,442	219,049
MainStay High Yield Corporate Bond Fund Class I	47,877	214,967
MainStay Indexed Bond Fund Class I	67,450	736,554
MainStay Institutional Bond Fund Class I	16,369	158,290
MainStay Intermediate Term Bond Fund Class I	16,182	157,773
		1,918,229

Total Affiliated Investment Companies (Cost $20,620,881)		15,164,795

Unaffiliated Investment Companies 5.9%
Equity Funds 4.7%
Lazard International Small Cap Portfolio Institutional Shares	58,246	253,951
T. Rowe Price Emerging Markets Stock Fund	34,497	509,517
		763,468

Fixed Income Fund 1.2%
American Century International Bond Fund Institutional Class	15,562	204,958

Total Unaffiliated Investment Companies (Cost $1,640,961)		968,426

Total Investments (Cost $22,261,842) (c)	99.2%	16,133,221
Cash and Other Assets,
Less Liabilities	0.8	125,871

Net Assets	100.0%	$16,259,092

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Funds shares Class.
(c)	At January 31, 2009, cost is $22,568,029 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$21,811
Gross unrealized depreciation	(6,456,619)

Net unrealized depreciation	$(6,434,808)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$16,133,221
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$16,133,221

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund

Portfolio of Investments January 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 93.1%†
Equity Funds 86.3%
MainStay 130/30 Core Fund Class I	75,356	$400,892
MainStay 130/30 Growth Fund Class I (a)	24,735	149,402
MainStay 130/30 International Fund Class I (a)	89,163	419,960
MainStay Common Stock Fund Class I	113,477	907,819
MainStay Growth Equity Fund Class I	36,706	273,458
MainStay ICAP Equity Fund Class I	34,150	780,679
MainStay ICAP International Fund Class I	28,679	589,360
MainStay ICAP Select Equity Fund Class I	36,064	786,560
MainStay International Equity Fund Class I	67,401	665,920
MainStay Large Cap Growth Fund Class I (a)	286,283	1,242,469
MainStay MAP Fund Class I	40,402	801,566
MainStay Mid Cap Growth Fund Class I (a)(b)	1,674	12,183
MainStay S&P 500 Index Fund Class I	12,120	229,428
MainStay Small Cap Growth Fund Class I (a)(b)	33,811	309,029
MainStay Small Cap Opportunity Fund Class I	25,125	202,505
MainStay Value Fund Class I	18,505	201,145
		7,972,375

Fixed Income Funds 6.8%
MainStay 130/30 High Yield Fund Class I	16,782	139,962
MainStay Floating Rate Fund Class I	9,539	70,974
MainStay High Yield Corporate Bond Fund Class I	15,604	70,061
MainStay Indexed Bond Fund Class I	22,171	242,105
MainStay Institutional Bond Fund Class I	5,277	51,025
MainStay Intermediate Term Bond Fund Class I	5,163	50,342
		624,469

Total Affiliated Investment Companies (Cost $11,647,772)		8,596,844

Unaffiliated Investment Companies 6.0%
Equity Funds 5.3%
Lazard International Small Cap Portfolio Institutional Shares	37,130	161,885
T. Rowe Price Emerging Markets Stock Fund	21,991	324,805
		486,690

Fixed Income Fund 0.7%
American Century International Bond Fund Institutional Class	5,154	67,872

Total Unaffiliated Investment Companies (Cost $917,751)		554,562

Total Investments (Cost $12,565,523) (c)	99.1%	9,151,406
Cash and Other Assets,
Less Liabilities	0.9	82,541

Net Assets	100.0%	$9,233,947

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At January 31, 2009, cost is $12,832,143 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$7,519
Gross unrealized depreciation	(3,688,256)

Net unrealized depreciation	$(3,680,737)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$9,151,406
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$9,151,406

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments ††† January 31, 2009 unaudited

	Shares	Value
Common Stocks 93.4%†

Aerospace & Defense 2.8%
Boeing Co. (The)	93,131	$3,940,373
General Dynamics Corp.	49,543	2,810,574
Goodrich Corp.	15,814	611,369
Honeywell International, Inc.	92,299	3,028,330
L-3 Communications Holdings, Inc.	15,174	1,199,050
Lockheed Martin Corp.	42,250	3,466,190
Northrop Grumman Corp.	41,549	1,999,338
Precision Castparts Corp.	17,632	1,145,198
Raytheon Co.	52,905	2,678,051
Rockwell Collins, Inc.	20,118	758,046
United Technologies Corp.	120,807	5,797,528
		27,434,047

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	21,503	988,708
Expeditors International of Washington, Inc.	26,728	743,305
FedEx Corp.	39,554	2,014,881
United Parcel Service, Inc. Class B	126,471	5,373,753
		9,120,647

Airlines 0.1%
Southwest Airlines Co.	93,726	658,894

Auto Components 0.1%
Goodyear Tire & Rubber Co. (The) (a)	30,249	186,636
Johnson Controls, Inc.	75,510	944,630
		1,131,266

Automobiles 0.1%
Ford Motor Co. (a)	303,583	567,700
General Motors Corp.	77,580	233,516
Harley-Davidson, Inc.	29,865	363,756
		1,164,972

Beverages 2.4%
Brown-Forman Corp. Class B	12,445	565,128
Coca-Cola Co. (The)	252,852	10,801,838
Coca-Cola Enterprises, Inc.	40,239	451,884
Constellation Brands, Inc. Class A (a)	24,177	351,050
Dr. Pepper Snapple Group, Inc. (a)	31,900	524,755
Molson Coors Brewing Co. Class B	19,116	769,801
Pepsi Bottling Group, Inc. (The)	17,566	338,848
PepsiCo, Inc.	197,375	9,914,146
		23,717,450

Biotechnology 2.2%
Amgen, Inc. (a)	134,647	7,385,388
Biogen Idec, Inc. (a)	37,078	1,803,845
Celgene Corp. (a)	58,228	3,083,172
Cephalon, Inc. (a)	8,611	664,597
Genzyme Corp. (a)	34,379	2,369,401
Gilead Sciences, Inc. (a)	116,906	5,935,318
		21,241,721

Building Products 0.0%‡
Masco Corp.	46,103	360,525

Capital Markets 2.0%
American Capital Strategies, Ltd.	25,702	73,508
Ameriprise Financial, Inc.	28,116	566,537
Bank of New York Mellon Corp. (The)	145,836	3,753,819
Charles Schwab Corp. (The)	118,913	1,616,028
E*TRADE Financial Corp. (a)	68,174	77,718
Federated Investors, Inc. Class B	11,254	219,678
Franklin Resources, Inc.	19,323	935,620
Goldman Sachs Group, Inc. (The)	56,195	4,536,622
Invesco, Ltd.	48,900	576,531
Janus Capital Group, Inc.	20,280	106,470
Legg Mason, Inc.	17,820	286,189
Morgan Stanley	134,960	2,730,241
Northern Trust Corp.	28,344	1,630,347
State Street Corp.	54,789	1,274,940
T. Rowe Price Group, Inc.	33,023	910,774
		19,295,022

Chemicals 1.7%
Air Products & Chemicals, Inc.	26,677	1,341,853
CF Industries Holdings, Inc.	7,100	333,700
Dow Chemical Co. (The)	117,766	1,364,908
E.I. du Pont de Nemours & Co.	114,675	2,632,938
Eastman Chemical Co.	9,671	250,962
Ecolab, Inc.	21,306	723,552
International Flavors & Fragrances, Inc.	10,166	290,951
Monsanto Co.	69,439	5,281,530
PPG Industries, Inc.	20,868	784,219
Praxair, Inc.	39,192	2,440,094
Rohm & Haas Co.	15,894	877,190
Sigma-Aldrich Corp.	15,931	574,791
		16,896,688

Commercial Banks 2.0%
BB&T Corp.	70,212	1,389,496
Comerica, Inc.	19,482	324,570
Fifth Third Bancorp	72,780	173,944
First Horizon National Corp.	24,766	235,772

	Huntington Bancshares, Inc.	45,605	131,342
	KeyCorp	61,501	447,727
	M&T Bank Corp.	9,760	379,762
	Marshall & Ilsley Corp.	32,369	184,827
	PNC Financial Services Group, Inc.	54,618	1,776,177
	Regions Financial Corp.	88,229	305,272
	SunTrust Banks, Inc.	45,001	551,712
	U.S. Bancorp	222,977	3,308,979
	Wells Fargo & Co.	536,154	10,133,311
	Zions Bancorp	14,552	217,116
			19,560,007

	Commercial Services & Supplies 0.6%
	Avery Dennison Corp.	13,347	323,398
	Cintas Corp.	16,970	386,067
	Iron Mountain, Inc. (a)	22,668	463,787
	Pitney Bowes, Inc.	26,318	585,839
	R.R. Donnelley & Sons Co.	26,052	254,268
	Republic Services, Inc.	40,799	1,055,062
	Stericycle, Inc. (a)	10,874	531,956
	Waste Management, Inc.	62,156	1,938,646
			5,539,023

	Communications Equipment 2.4%
	Ciena Corp. (a)	11,436	71,361
	Cisco Systems, Inc. (a)	744,083	11,138,922
	Corning, Inc.	197,529	1,997,018
	Harris Corp.	16,971	734,675
	JDS Uniphase Corp. (a)	28,509	103,488
	Juniper Networks, Inc. (a)	67,094	950,051
	Motorola, Inc.	284,826	1,261,779
	QUALCOMM, Inc.	210,383	7,268,733
	Tellabs, Inc. (a)	50,358	207,978
			23,734,005

	Computers & Peripherals 4.5%
	Apple, Inc. (a)	112,969	10,181,896
	Dell, Inc. (a)	219,923	2,089,268
	EMC Corp. (a)	259,345	2,863,169
	Hewlett-Packard Co.	311,240	10,815,590
¤	International Business Machines Corp.	170,731	15,647,496
	Lexmark International, Inc. Class A (a)	9,919	234,882
	NetApp, Inc. (a)	41,546	616,127
	QLogic Corp. (a)	17,205	194,761
	SanDisk Corp. (a)	28,494	325,686
	Sun Microsystems, Inc. (a)	95,550	397,488
	Teradata Corp. (a)	22,027	289,215
			43,655,578

	Construction & Engineering 0.2%
	Fluor Corp.	23,066	897,267
	Jacobs Engineering Group, Inc. (a)	15,404	595,673
			1,492,940

	Construction Materials 0.1%
	Vulcan Materials Co.	13,998	692,341

	Consumer Finance 0.4%
	American Express Co.	147,403	2,466,052
	Capital One Financial Corp.	49,773	788,404
	Discover Financial Services	59,811	427,649
	SLM Corp. (a)	59,164	677,428
			4,359,533

	Containers & Packaging 0.2%
	Ball Corp.	12,332	472,809
	Bemis Co., Inc.	12,914	291,469
	Owens-Illinois, Inc. (a)	21,181	402,439
	Pactiv Corp. (a)	16,259	351,520
	Sealed Air Corp.	20,097	272,314
			1,790,551

	Distributors 0.1%
	Genuine Parts Co.	20,428	654,105

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (a)	13,477	1,097,836
	H&R Block, Inc.	43,074	892,924
			1,990,760

	Diversified Financial Services 2.5%
	Bank of America Corp.	812,541	5,346,520
	CIT Group, Inc.	45,791	127,757
	Citigroup, Inc.	692,545	2,458,535
	CME Group, Inc.	8,513	1,480,496
	IntercontinentalExchange, Inc. (a)	9,181	522,674
	JPMorgan Chase & Co.	474,320	12,099,903
	Leucadia National Corp. (a)	22,408	356,735
	Moody's Corp.	25,050	536,571
	NASDAQ OMX Group, Inc. (The) (a)	17,031	371,617
	NYSE Euronext	33,516	737,352
			24,038,160

	Diversified Telecommunication Services 3.2%
¤	AT&T, Inc.	748,901	18,437,943
	CenturyTel, Inc.	12,726	345,384
Embarq Corp.	18,063	645,210
Frontier Communications Corp.	39,563	320,856
Qwest Communications International, Inc.	186,170	599,467
Verizon Communications, Inc.	360,978	10,782,413
Windstream Corp.	56,627	491,522
		31,622,795

Electric Utilities 2.5%
Allegheny Energy, Inc.	21,484	714,128
American Electric Power Co., Inc.	51,285	1,607,785
Duke Energy Corp.	160,105	2,425,591
Edison International	41,405	1,348,561
Entergy Corp.	24,139	1,843,254
Exelon Corp.	83,611	4,533,388
FirstEnergy Corp.	38,580	1,928,614
FPL Group, Inc.	51,942	2,677,610
Pepco Holdings, Inc.	27,299	486,195
Pinnacle West Capital Corp.	12,812	428,818
PPL Corp.	47,656	1,461,133
Progress Energy, Inc.	33,434	1,294,565
Southern Co. (The)	98,436	3,292,684
		24,042,326

Electrical Equipment 0.4%
Cooper Industries, Ltd. Class A	22,305	600,228
Emerson Electric Co.	97,481	3,187,629
Rockwell Automation, Inc.	17,982	468,251
		4,256,108

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. (a)	44,479	804,180
Amphenol Corp. Class A	22,457	587,251
FLIR Systems, Inc. (a)	17,537	437,899
Jabil Circuit, Inc.	26,052	151,623
Molex, Inc.	17,484	233,761
Tyco Electronics, Ltd.	58,157	823,503
		3,038,217

Energy Equipment & Services 1.6%
Baker Hughes, Inc.	39,138	1,304,078
BJ Services Co.	36,887	405,757
Cameron International Corp. (a)	27,507	637,062
ENSCO International, Inc.	18,212	498,280
Halliburton Co.	113,581	1,959,272
Nabors Industries, Ltd. (a)	35,201	385,451
National Oilwell Varco, Inc. (a)	52,585	1,390,348
Noble Corp.	33,975	922,421
Rowan Cos., Inc.	14,306	181,114
	Schlumberger, Ltd.	151,702	6,190,959
	Smith International, Inc.	27,279	619,233
	Weatherford International, Ltd. (a)	85,820	946,595
			15,440,570

	Food & Staples Retailing 3.0%
	Costco Wholesale Corp.	54,983	2,475,884
	CVS Caremark Corp.	182,520	4,906,138
	Kroger Co. (The)	82,919	1,865,678
	Safeway, Inc.	55,026	1,179,207
	SUPERVALU, Inc.	26,392	462,916
	Sysco Corp.	76,600	1,707,414
¤	Wal-Mart Stores, Inc.	284,139	13,388,630
	Walgreen Co.	125,798	3,448,123
	Whole Foods Market, Inc.	17,433	178,688
			29,612,678

	Food Products 1.9%
	Archer-Daniels-Midland Co.	81,218	2,223,749
	Campbell Soup Co.	26,146	794,054
	ConAgra Foods, Inc.	57,588	984,755
	Dean Foods Co. (a)	19,118	369,742
	General Mills, Inc.	42,569	2,517,956
	H.J. Heinz Co.	39,947	1,458,066
	Hershey Co. (The)	20,923	780,009
	J.M. Smucker Co. (The)	14,986	676,618
	Kellogg Co.	32,015	1,398,735
	Kraft Foods, Inc. Class A	186,701	5,236,963
	McCormick & Co., Inc.	16,448	526,994
	Sara Lee Corp.	89,429	896,973
	Tyson Foods, Inc. Class A	38,075	336,964
			18,201,578

	Gas Utilities 0.2%
	Equitable Resources, Inc.	16,569	567,157
	Nicor, Inc.	5,504	188,292
	Questar Corp.	21,793	740,526
			1,495,975

	Health Care Equipment & Supplies 2.3%
	Baxter International, Inc.	78,813	4,622,382
	Becton, Dickinson & Co.	30,681	2,229,588
	Boston Scientific Corp. (a)	190,816	1,692,538
	C.R. Bard, Inc.	12,526	1,071,850
	Covidien, Ltd.	63,996	2,453,607
	DENTSPLY International, Inc.	18,929	509,379
	Hospira, Inc. (a)	20,063	499,569
	Intuitive Surgical, Inc. (a)	4,942	510,163
Medtronic, Inc.	142,450	4,770,650
St. Jude Medical, Inc. (a)	43,740	1,590,824
Stryker Corp.	30,785	1,300,358
Varian Medical Systems, Inc. (a)	15,886	589,847
Zimmer Holdings, Inc. (a)	28,582	1,040,385
		22,881,140

Health Care Providers & Services 2.2%
Aetna, Inc.	58,598	1,816,538
AmerisourceBergen Corp.	19,853	721,061
Cardinal Health, Inc.	45,701	1,720,643
CIGNA Corp.	35,458	615,551
Coventry Health Care, Inc. (a)	19,699	298,046
DaVita, Inc. (a)	13,300	625,100
Express Scripts, Inc. (a)	30,994	1,666,237
Humana, Inc. (a)	21,511	815,912
Laboratory Corp. of America Holdings (a)	13,725	812,520
McKesson Corp.	35,154	1,553,807
Medco Health Solutions, Inc. (a)	63,290	2,843,620
Patterson Cos., Inc. (a)	11,558	212,551
Quest Diagnostics, Inc.	19,952	984,631
Tenet Healthcare Corp. (a)	52,641	56,326
UnitedHealth Group, Inc.	153,985	4,362,395
WellPoint, Inc. (a)	64,889	2,689,649
		21,794,587

Health Care Technology 0.0%‡
IMS Health, Inc.	23,168	336,399

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	55,536	1,010,200
Darden Restaurants, Inc.	18,121	475,133
International Game Technology	37,451	396,981
Marriott International, Inc. Class A	37,267	607,825
McDonald's Corp.	141,640	8,217,953
Starbucks Corp. (a)	91,984	868,329
Starwood Hotels & Resorts Worldwide, Inc.	23,804	359,916
Wyndham Worldwide Corp.	22,847	140,052
Wynn Resorts, Ltd. (a)	7,676	230,894
Yum! Brands, Inc.	58,783	1,682,369
		13,989,652

Household Durables 0.3%
Black & Decker Corp.	7,720	223,185
Centex Corp.	14,698	125,080
D.R. Horton, Inc.	34,328	204,595
Fortune Brands, Inc.	18,959	606,688
	Harman International Industries, Inc.	7,381	118,760
	KB Home	9,739	103,915
	Leggett & Platt, Inc.	19,850	247,926
	Lennar Corp. Class A	17,088	131,407
	Newell Rubbermaid, Inc.	34,296	277,112
	Pulte Homes, Inc.	26,380	267,757
	Snap-on, Inc.	7,142	215,546
	Stanley Works (The)	10,049	314,132
	Whirlpool Corp.	9,659	322,900
			3,159,003

	Household Products 2.9%
	Clorox Co. (The)	17,378	871,507
	Colgate-Palmolive Co.	64,243	4,178,365
	Kimberly-Clark Corp.	52,422	2,698,160
¤	Procter & Gamble Co. (The)	379,433	20,679,098
			28,427,130

	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	85,093	673,086
	Constellation Energy Group, Inc.	25,302	665,442
	Dynegy, Inc. Class A (a)	62,118	131,069
			1,469,597

	Industrial Conglomerates 2.3%
	3M Co.	88,063	4,736,909
¤	General Electric Co.	1,334,790	16,191,003
	Textron, Inc.	31,233	282,034
	Tyco International, Ltd.	60,255	1,266,560
			22,476,506

	Insurance 2.1%
	Aflac, Inc.	59,236	1,374,868
	Allstate Corp. (The)	68,112	1,475,987
	American International Group, Inc.	340,224	435,487
	Aon Corp.	34,285	1,270,259
	Assurant, Inc.	15,080	398,112
	Chubb Corp. (The)	45,204	1,924,786
	Cincinnati Financial Corp.	20,639	452,613
	Genworth Financial, Inc. Class A	55,320	128,343
	Hartford Financial Services Group, Inc. (The)	38,311	504,173
	Lincoln National Corp.	32,809	496,400
	Loews Corp.	45,844	1,118,594
	Marsh & McLennan Cos., Inc.	64,706	1,250,767
	MBIA, Inc. (a)	25,036	96,639
	MetLife, Inc.	100,852	2,897,478
	Principal Financial Group, Inc.	32,943	546,524
	Progressive Corp. (The) (a)	85,868	1,043,296
Prudential Financial, Inc.	54,187	1,395,315
Torchmark Corp.	10,806	324,180
Travelers Cos., Inc. (The)	74,283	2,870,295
Unum Group	42,080	595,853
XL Capital, Ltd. Class A	38,419	111,415
		20,711,384

Internet & Catalog Retail 0.3%
Amazon.com, Inc. (a)	40,873	2,404,150
Expedia, Inc. (a)	25,847	230,814
		2,634,964

Internet Software & Services 1.5%
Akamai Technologies, Inc. (a)	21,317	287,353
eBay, Inc. (a)	136,314	1,638,494
Google, Inc. Class A (a)	30,400	10,291,312
VeriSign, Inc. (a)	24,609	475,200
Yahoo!, Inc. (a)	176,355	2,068,644
		14,761,003

IT Services 0.9%
Affiliated Computer Services, Inc. Class A (a)	12,247	561,647
Automatic Data Processing, Inc.	64,575	2,346,010
Cognizant Technology Solutions Corp. Class A (a)	36,521	684,038
Computer Sciences Corp. (a)	19,057	702,060
Convergys Corp. (a)	15,620	117,619
Fidelity National Information Services, Inc.	24,124	383,813
Fiserv, Inc. (a)	20,353	646,208
Mastercard, Inc. Class A	9,200	1,249,176
Paychex, Inc.	41,011	996,157
Total System Services, Inc.	24,935	315,677
Western Union Co. (The)	90,937	1,242,199
		9,244,604

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	35,410	160,408
Hasbro, Inc.	15,933	384,463
Mattel, Inc.	45,985	652,527
		1,197,398

Life Sciences Tools & Services 0.4%
Life Technologies Corp. (a)	21,823	555,614
Millipore Corp. (a)	6,968	384,355
PerkinElmer, Inc.	15,600	196,872
Thermo Fisher Scientific, Inc. (a)	52,986	1,903,787
Waters Corp. (a)	12,689	458,961
		3,499,589

Machinery 1.5%
Caterpillar, Inc.	76,661	2,364,992
Cummins, Inc.	25,645	614,967
Danaher Corp.	32,255	1,804,022
Deere & Co.	54,552	1,895,136
Dover Corp.	23,633	668,341
Eaton Corp.	20,743	913,107
Flowserve Corp.	7,244	386,178
Illinois Tool Works, Inc.	50,019	1,633,621
Ingersoll-Rand Co., Ltd. Class A	40,199	651,626
ITT Corp.	22,912	1,037,455
Manitowoc Co., Inc. (The)	16,369	90,029
PACCAR, Inc.	46,254	1,220,643
Pall Corp.	15,495	403,955
Parker Hannifin Corp.	20,480	782,541
		14,466,613

Media 2.3%
CBS Corp. Class B	85,990	491,863
Comcast Corp. Class A	365,971	5,361,475
DIRECTV Group, Inc. (The) (a)	69,101	1,513,312
Gannett Co., Inc.	29,316	169,153
Interpublic Group of Cos., Inc. (The) (a)	58,372	194,379
McGraw-Hill Cos., Inc. (The)	39,968	878,896
Meredith Corp.	4,695	74,979
New York Times Co. (The) Class A	14,779	73,452
News Corp. Class A	292,282	1,867,682
Omnicom Group, Inc.	39,497	1,022,577
Scripps Networks Interactive Class A	11,307	242,761
Time Warner, Inc.	455,905	4,253,594
Viacom, Inc. Class B (a)	77,969	1,150,043
Walt Disney Co. (The)	235,234	4,864,639
Washington Post Co. Class B	762	297,607
		22,456,412

Metals & Mining 0.7%
AK Steel Holding Corp.	14,300	115,401
Alcoa, Inc.	103,222	804,099
Allegheny Technologies, Inc.	12,732	281,250
Freeport-McMoRan Copper & Gold, Inc. Class B	48,436	1,217,681
Newmont Mining Corp.	57,417	2,284,048
Nucor Corp.	40,174	1,638,698
Titanium Metals Corp.	12,496	88,097
United States Steel Corp.	14,947	448,858
		6,878,132

Multi-Utilities 1.5%
Ameren Corp.	26,872	893,494
CenterPoint Energy, Inc.	43,465	581,562
	CMS Energy Corp.	27,445	322,479
	Consolidated Edison, Inc.	34,492	1,405,549
	Dominion Resources, Inc.	73,595	2,589,072
	DTE Energy Corp.	20,655	712,597
	Integrys Energy Group, Inc.	9,712	405,476
	NiSource, Inc.	33,754	326,739
	PG&E Corp.	45,875	1,773,986
	Public Service Enterprise Group, Inc.	64,340	2,031,214
	SCANA Corp.	15,030	515,379
	Sempra Energy	30,961	1,357,330
	TECO Energy, Inc.	25,832	310,242
	Wisconsin Energy Corp.	14,793	659,472
	Xcel Energy, Inc.	56,598	1,044,799
			14,929,390

	Multiline Retail 0.7%
	Big Lots, Inc. (a)	10,328	138,912
	Family Dollar Stores, Inc.	17,733	492,445
	J.C. Penney Co., Inc.	27,779	465,298
	Kohl's Corp. (a)	38,787	1,423,871
	Macy's, Inc.	53,209	476,221
	Nordstrom, Inc.	20,238	256,820
	Sears Holdings Corp. (a)	7,219	295,402
	Target Corp.	95,277	2,972,642
			6,521,611

	Office Electronics 0.1%
	Xerox Corp.	110,910	736,442

	Oil & Gas 11.6%
	Anadarko Petroleum Corp.	58,336	2,143,265
	Apache Corp.	42,531	3,189,825
	Cabot Oil & Gas Corp.	13,134	361,054
	Chesapeake Energy Corp.	68,734	1,086,685
¤	Chevron Corp.	258,206	18,208,687
	ConocoPhillips	189,458	9,004,939
	CONSOL Energy, Inc.	23,089	629,406
	Devon Energy Corp.	56,065	3,453,604
	El Paso Corp.	87,910	719,104
	EOG Resources, Inc.	31,718	2,149,529
¤	ExxonMobil Corp.	646,040	49,409,139
	Hess Corp.	36,051	2,004,796
	Marathon Oil Corp.	89,685	2,442,123
	Massey Energy Co.	10,200	154,836
	Murphy Oil Corp.	24,042	1,062,176
	Noble Energy, Inc.	21,797	1,066,527
	Occidental Petroleum Corp.	102,922	5,614,395
	Peabody Energy Corp.	34,291	857,275
	Pioneer Natural Resources Co.	15,107	221,166
	Range Resources Corp.	19,587	701,998
	Southwestern Energy Co. (a)	43,300	1,370,445
	Spectra Energy Corp.	78,180	1,134,392
	Sunoco, Inc.	14,786	684,887
	Tesoro Corp.	17,137	295,270
	Valero Energy Corp.	65,577	1,581,717
	Williams Cos., Inc.	73,886	1,045,487
	XTO Energy, Inc.	73,304	2,718,845
			113,311,572

	Paper & Forest Products 0.2%
	International Paper Co.	54,517	497,195
	MeadWestvaco Corp.	22,459	261,423
	Weyerhaeuser Co.	26,851	734,106
			1,492,724

	Personal Products 0.2%
	Avon Products, Inc.	53,990	1,104,095
	Estee Lauder Cos., Inc. (The) Class A	14,518	381,098
			1,485,193

	Pharmaceuticals 7.8%
	Abbott Laboratories	197,180	10,931,659
	Allergan, Inc.	38,691	1,474,901
	Bristol-Myers Squibb Co.	251,575	5,386,221
	Eli Lilly & Co.	126,966	4,674,888
	Forest Laboratories, Inc. (a)	38,548	965,242
¤	Johnson & Johnson	352,601	20,341,552
	King Pharmaceuticals, Inc. (a)	30,036	262,515
	Merck & Co., Inc.	268,677	7,670,728
	Mylan, Inc. (a)	37,855	428,897
¤	Pfizer, Inc.	856,913	12,493,791
	Schering-Plough Corp.	206,585	3,627,633
	Watson Pharmaceuticals, Inc. (a)	13,294	362,660
	Wyeth	168,835	7,254,840
			75,875,527

	Professional Services 0.1%
	Dun & Bradstreet Corp.	6,885	523,260
	Equifax, Inc.	16,540	408,869
	Monster Worldwide, Inc. (a)	16,651	153,356
	Robert Half International, Inc.	20,307	344,203
			1,429,688

	Real Estate Investment Trusts 0.8%
	Apartment Investment & Management Co. Class A	16,460	146,329
	AvalonBay Communities, Inc.	9,786	507,013
Boston Properties, Inc.	15,131	655,172
Developers Diversified Realty Corp.	15,112	72,538
Equity Residential	34,103	816,085
HCP, Inc.	32,108	749,401
Health Care REIT, Inc.	13,128	496,370
Host Hotels & Resorts, Inc.	66,258	356,468
Kimco Realty Corp.	28,816	414,374
Plum Creek Timber Co., Inc.	21,611	664,970
ProLogis	33,150	331,831
Public Storage	15,931	985,651
Simon Property Group, Inc.	28,697	1,233,397
Vornado Realty Trust	17,458	887,041
		8,316,640

Real Estate Management & Development 0.0%‡
CB Richard Ellis Group, Inc. Class A (a)	28,339	102,021
Forestar Real Estate Group, Inc. (a)	1	11
		102,032

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	35,838	2,374,267
CSX Corp.	50,130	1,451,765
Norfolk Southern Corp.	47,056	1,805,068
Ryder System, Inc.	7,355	248,452
Union Pacific Corp.	64,614	2,829,447
		8,708,999

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. (a)	75,077	164,419
Altera Corp.	37,911	583,071
Analog Devices, Inc.	37,182	742,896
Applied Materials, Inc.	171,339	1,605,447
Broadcom Corp. Class A (a)	56,615	897,348
Intel Corp.	706,836	9,118,184
KLA-Tencor Corp.	21,483	430,519
Linear Technology Corp.	27,804	651,170
LSI Corp. (a)	80,577	256,235
MEMC Electronic Materials, Inc. (a)	28,866	392,578
Microchip Technology, Inc.	23,728	450,120
Micron Technology, Inc. (a)	93,579	348,114
National Semiconductor Corp.	24,741	250,874
Novellus Systems, Inc. (a)	12,871	177,491
NVIDIA Corp. (a)	69,975	556,301
Teradyne, Inc. (a)	21,820	104,954
Texas Instruments, Inc.	164,754	2,463,072
Xilinx, Inc.	35,386	596,254
		19,789,047

	Software 3.4%
	Adobe Systems, Inc. (a)	67,215	1,297,922
	Autodesk, Inc. (a)	28,664	474,676
	BMC Software, Inc. (a)	23,829	603,589
	CA, Inc.	50,058	900,543
	Citrix Systems, Inc. (a)	23,085	485,708
	Compuware Corp. (a)	31,325	203,612
	Electronic Arts, Inc. (a)	40,133	619,653
	Intuit, Inc. (a)	40,692	921,674
	McAfee, Inc. (a)	19,406	591,689
¤	Microsoft Corp.	972,210	16,624,791
	Novell, Inc. (a)	41,881	154,960
	Oracle Corp. (a)	497,834	8,378,546
	Salesforce.com, Inc. (a)	13,160	350,188
	Symantec Corp. (a)	107,119	1,642,134
			33,249,685

	Specialty Retail 1.6%
	Abercrombie & Fitch Co. Class A	10,948	195,422
	AutoNation, Inc. (a)	13,927	129,243
	AutoZone, Inc. (a)	4,841	643,320
	Bed Bath & Beyond, Inc. (a)	33,321	774,047
	Best Buy Co., Inc.	42,865	1,201,077
	GameStop Corp. Class A (a)	20,813	515,746
	Gap, Inc. (The)	59,584	672,108
	Home Depot, Inc. (The)	215,464	4,638,940
	Limited Brands, Inc.	34,387	272,345
	Lowe's Cos., Inc.	186,263	3,403,025
	Office Depot, Inc. (a)	34,418	74,343
	RadioShack Corp.	16,484	188,907
	Sherwin-Williams Co. (The)	12,486	596,206
	Staples, Inc.	90,659	1,445,104
	Tiffany & Co.	15,962	331,212
	TJX Cos., Inc.	52,910	1,027,512
			16,108,557

	Textiles, Apparel & Luxury Goods 0.4%
	Coach, Inc. (a)	41,546	606,572
	Jones Apparel Group, Inc.	11,718	40,544
	NIKE, Inc. Class B	49,787	2,252,862
	Polo Ralph Lauren Corp.	7,150	293,364
	VF Corp.	11,237	629,497
			3,822,839

	Thrifts & Mortgage Finance 0.2%
	Guaranty Financial Group, Inc. (a)	1	2
	Hudson City Bancorp, Inc.	66,379	769,996
Peoples United Financial	43,885	717,959
		1,487,957

Tobacco 1.6%
Altria Group, Inc.	261,381	4,323,242
Lorillard, Inc.	21,359	1,270,006
Philip Morris International, Inc.	257,093	9,551,005
Reynolds American, Inc.	21,694	828,277
		15,972,530

Trading Companies & Distributors 0.1%
Fastenal Co.	16,524	564,790
W.W. Grainger, Inc.	8,217	599,430
		1,164,220

Wireless Telecommunication Services 0.2%
American Tower Corp. Class A (a)	50,244	1,524,403
Sprint Nextel Corp. (a)	360,668	876,423
		2,400,826

Total Common Stocks (Cost $1,079,099,211)		913,528,074	(b)

	Principal Amount	Value
Short-Term Investments 6.6%

Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $83,231 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $85,000 and a Market Value of $84,932)	$83,231	83,231

Total Repurchase Agreement (Cost $83,231)		83,231

U.S. Government 6.6%
United States Treasury Bills
0.052%, due 4/23/09 (c)(d)	9,700,000	9,695,858
0.133%, due 4/9/09 (c)	54,600,000	54,578,378

Total U.S. Government (Cost $64,285,091)		64,274,236

Total Short-Term Investments (Cost $64,368,322)		64,357,467

Total Investments (Cost $1,143,467,533) (f)	100.0%	977,885,541
Cash and Other Assets,
Less Liabilities	0.0 ‡	155,790

Net Assets	100.0%	$978,041,331

	Contracts Long	Unrealized Depreciation (e)
Futures Contracts (0.5%)
Standard & Poor's 500 Index Mini March 2009	1,521	$(5,065,812)

Total Futures Contracts (Settlement Value $62,551,125) (b)		$(5,065,812)

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.8% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Segregated, or partially segregated as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2009.
(f)	At January 31, 2009, cost is $1,163,896,606 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$179,815,407
Gross unrealized depreciation	(365,826,472)

Net unrealized depreciation	$(186,011,065)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$913,528,074	$(5,065,812)
Level 2 - Other Significant Observable Inputs	64,357,467	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$977,885,541	$(5,065,812)

(a)	Other financial instruments include futures.

 At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Term Bond Fund

Portfolio of Investments ††† January 31, 2009 unaudited
		Principal Amount	Value
	Long-Term Bonds 92.7%†
	Corporate Bonds 17.2%
	Banks 8.5%
¤	American Express Bank FSB 3.15%, due 12/9/11 (a)	$1,350,000	$1,383,923
	Bank of America N.A. 1.70%, due 12/23/10 (a)	570,000	571,358
¤	Citigroup, Inc. 2.125%, due 4/30/12 (a)	1,430,000	1,416,324
	HSBC USA, Inc. 3.125%, due 12/16/11 (a)	675,000	691,062
	PNC Funding Corp. 2.30%, due 6/22/12 (a)	835,000	830,777
	Regions Bank 3.25%, due 12/9/11 (a)	675,000	693,813
	Sovereign Bank 2.75%, due 1/17/12 (a)	470,000	475,284
			6,062,541

	Diversified Financial Services 8.7%
	American General Finance Corp. 8.125%, due 8/15/09	1,300,000	1,142,161
¤	General Electric Capital Corp.
	2.20%, due 6/8/12 (a)	1,480,000	1,467,821
	3.00%, due 12/9/11 (a)	1,360,000	1,388,575
¤	Goldman Sachs Group, Inc. (The) 1.625%, due 7/15/11 (a)	1,265,000	1,255,239
	JPMorgan Chase & Co. 2.125%, due 6/22/12 (a)	980,000	969,825
			6,223,621

	Total Corporate Bonds (Cost $12,415,746)		12,286,162

	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CB9, Class A1 3.475%, due 6/12/41	361,052	357,295
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2 3.246%, due 3/15/29	174,756	174,338
	Series 2004-C7, Class A1 3.625%, due 10/15/29	135,062	133,800
	Wachovia Bank Commercial Mortgage Trust Series 2004-C14, Class A1 3.477%, due 8/15/41	121,238	120,454

	Total Mortgage-Backed Securities (Cost $788,434)		785,887

	U.S. Government & Federal Agencies 73.0%
¤	Federal Home Loan Banks 17.6%
	1.625%, due 1/21/11	4,325,000	4,314,810
	3.375%, due 8/13/10	4,000,000	4,120,640
	3.375%, due 10/20/10	4,000,000	4,128,704
			12,564,154

¤	Federal Home Loan Mortgage Corporation 9.5%
	1.50%, due 1/7/11	4,135,000	4,134,475
	5.875%, due 3/21/11	2,575,000	2,692,881
			6,827,356

¤	Federal National Mortgage Association 26.0%
	2.875%, due 10/12/10	3,985,000	4,084,211
	3.375%, due 5/19/11	5,260,000	5,456,813
	4.875%, due 5/18/12	2,700,000	2,917,031
	6.25%, due 2/1/11	5,815,000	6,115,258
			18,573,313

	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.6%
	4.50%, due 11/1/18	444,531	453,240

¤	Freddie Mac (Collateralized Mortgage Obligations) 3.2%
	Series 2632, Class NH 3.50%, due 6/15/13	1,358,296	1,362,493
	Series 2982, Class LC 4.50%, due 1/15/25	898,647	906,057
			2,268,550

¤	Government National Mortgage Association (Mortgage Pass-Through Security) 3.8%
	6.50%, due 12/1/39 TBA (b)	2,650,000	2,746,889

¤	United States Treasury Notes 12.3%
	0.875%, due 12/31/10	4,225,000	4,222,689
	1.50%, due 12/31/13	4,660,000	4,591,922

			8,814,611

	Total U.S. Government & Federal Agencies (Cost $51,825,061)		52,248,113

	Yankee Bond 1.4% (c)
	Oil & Gas 1.4%
	Shell International Finance B.V. 5.625%, due 6/27/11	925,000	993,528

	Total Yankee Bond (Cost $951,231)		993,528

	Total Long-Term Bonds (Cost $65,980,472)		66,313,690

	Short-Term Investment 13.2%
	Repurchase Agreement 13.2%
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $9,459,425 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $9,660,000 and a Market Value of $9,652,272)	9,459,386	9,459,386

	Total Short-Term Investment (Cost $9,459,386)		9,459,386

	Total Investments (Cost $75,439,858) (d)	105.9%	75,773,076
	Liabilities in Excess of
Cash and Other Assets		(5.9)	(4,241,060)

	Net Assets	100.0%	$71,532,016
¤	Among the Fund's 10 largest issuers, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options, investment sold short).
†	Percentages indicated are based on Fund net assets.
(a)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(b)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of this security at January 31, 2009 is $2,746,889, which represents 3.8% of the Fund's net assets. All or a portion of this security was acquired under a mortgage dollar roll agreement.

(c)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(d)	At January 31, 2009, cost is $75,439,858 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$657,990
Gross unrealized depreciation	(324,772)

Net unrealized appreciation	$333,218

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$42,187,512
Level 2 - Other Significant Observable Inputs	33,585,564
Level 3 - Significant Unobservable Inputs	-
Total	$75,773,076

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Eclipse Funds Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) January 31, 2009

SECURITIES VALUATION.

Investments in Underlying Funds are valued at their net asset value ("NAV") at the close of business each day.  Securities in the affiliated Underlying Funds are valued as described below.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange on each day the Fund is open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.  Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are primarily traded. Investments in other mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Company has engaged an independent pricing service to provide market value quotations from dealers in loans.  As of January 31, 2009, 100% of total investments in loans were valued based on prices from such services.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature 60 days or less are valued at amortized cost.  The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.   Portfolio securities of the Cash Reserves Fund are valued at their amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2009, the 130/30 High Yield, 130/30 International, Floating Rate, Income Manager and Intermediate Term Bond Funds held securities with a values of  $261,680, $(142,641), $257,720, $94,290 and $841,942, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade, and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

The Funds adopted Financial Accounting Standards Board (the “FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157"), effective for the fiscal year beginning November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as January 31, 2009, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.
By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2009

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date: March 30, 2009